       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 2006.

                                                             FILE NOS. 333-65965

                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.  ___                        [ ]

        Post-Effective Amendment No. 27                         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 29                                   [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            CHRISTINE A. NIXON, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on August 28, 2006 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) units of interests in Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS


ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Polaris II Asset Manager/
                                                                           Polaris II A-Class/Polaris II
                                                                           A-Class Platinum Series Variable
                                                                           Annuity; Purchasing a Polaris II
                                                                           Asset Manager/Polaris II A-Class/
                                                                           Polaris II A-Class Platinum Series
                                                                           Variable Annuity; Other Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Polaris II Asset Manager/
                                                                           Polaris II A-Class/Polaris II
                                                                           A-Class Platinum Series Variable
                                                                           Annuity; Purchasing a Polaris II
                                                                           Asset Manager/Polaris II A-Class/
                                                                           Polaris II A-Class Platinum Series
                                                                           Variable Annuity; Purchasing a
                                                                           Polaris II Asset Manager/Polaris II
                                                                           A-Class/Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Purchasing
                                                                           a Polaris II Asset Manager/ Polaris
                                                                           II A-Class/Polaris II A-Class
                                                                           Platinum Series Variable Annuity;
                                                                           Investment Options
8.           Annuity Period..............................................  Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris II Asset Manager/Polaris
                                                                           II A-Class/Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Purchasing a
                                                                           Polaris II Asset Manager/Polaris II
                                                                           A-Class/Polaris II A-Class Platinum
                                                                           Series Variable Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris II Asset Manager/
                                                                           Polaris II A-Class/Polaris II A-Class
                                                                           Platinum Series Variable Annuity;
                                                                           Purchasing a Polaris II Asset Manager/
                                                                           Polaris II A-Class/Polaris II A-Class
                                                                           Platinum Series Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        [POLARIS(II) ASSET MANAGER LOGO]

                                   PROSPECTUS


                                AUGUST 28, 2006




Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE ANNUITY ACCOUNT SEVEN
                                              The annuity has several investment choices - Variable Portfolios (which are
To learn more about the annuity               subaccounts of the separate account) and available Fixed Accounts. Each Variable
offered in this prospectus, you can           Portfolio invests exclusively in shares of one of the Underlying Funds listed below.
obtain a copy of the Statement of             The Underlying Funds are part of the Anchor Series Trust ("AST") and the SunAmerica
Additional Information ("SAI") dated          Series Trust ("SAST").
August 28, 2006. The SAI has been
filed with the United States                  STOCKS:
Securities and Exchange Commission                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
("SEC") and is incorporated by                      - Aggressive Growth Portfolio                                              SAST
reference into this prospectus. The                 - Blue Chip Growth Portfolio                                               SAST
Table of Contents of the SAI appears                - "Dogs" of Wall Street Portfolio*                                         SAST
at the end of this prospectus. For a              MANAGED BY ALLIANCEBERNSTEIN L.P.
free copy of the SAI, call us at                    - Alliance Growth Portfolio                                                SAST
(800) 445-SUN2 or write to us at our                - Growth-Income Portfolio                                                  SAST
Annuity Service Center, P.O. Box                  MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
54299, Los Angeles, California                      - Davis Venture Value Portfolio                                            SAST
90054-0299.                                         - Real Estate Portfolio                                                    SAST
                                                  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
In addition, the SEC maintains a                    - Federated American Leaders Portfolio*                                    SAST
website (http://www.sec.gov) that                   - Telecom Utility Portfolio                                                SAST
contains the SAI, materials                       MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
incorporated by reference and other                 - Goldman Sachs Research Portfolio                                         SAST
information filed electronically with             MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
the SEC by the Company.                             - Global Equities Portfolio                                                SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
ANNUITIES INVOLVE RISKS, INCLUDING                  - MFS Massachusetts Investors Trust Portfolio                              SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - MFS Mid-Cap Growth Portfolio                                             SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
GUARANTEED OR ENDORSED BY, ANY BANK.                - Growth Opportunities Portfolio                                           SAST
THEY ARE NOT FEDERALLY INSURED BY THE               - International Diversified Equities Portfolio                             SAST
FEDERAL DEPOSIT INSURANCE                           - Technology Portfolio                                                     SAST
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
BOARD OR ANY OTHER AGENCY.                          - Emerging Markets Portfolio                                               SAST
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager Portfolio                                         SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                              BALANCED:
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government & Quality Bond Portfolio                                       AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated American
                                              Lenders is an equity fund seeking growth of capital and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain circumstances as "Van Kampen."


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................
                                                                                      2
 HIGHLIGHTS......................................................................
                                                                                      3
 FEE TABLES......................................................................
                                                                                      4
     Maximum Owner Transaction Expenses..........................................
                                                                                      4
     Contract Maintenance Fee....................................................
                                                                                      4
     Separate Account Annual Expenses............................................
                                                                                      4
     Underlying Fund Expenses....................................................
                                                                                      4
 EXAMPLES........................................................................
                                                                                      5
 THE POLARIS(II) ASSET MANAGER VARIABLE ANNUITY..................................
                                                                                      6
 PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY.........................
                                                                                      6
     Allocation of Purchase Payments.............................................
                                                                                      7
     Accumulation Units..........................................................
                                                                                      7
     Right to Examine or Free Look...............................................
                                                                                      7
     Exchange Offers.............................................................
                                                                                      8
 INVESTMENT OPTIONS..............................................................
                                                                                      8
     Variable Portfolios.........................................................
                                                                                      8
         Anchor Series Trust.....................................................
                                                                                      8
         SunAmerica Series Trust.................................................
                                                                                      8
     Fixed Accounts..............................................................
                                                                                      9
     Dollar Cost Averaging Fixed Accounts........................................
                                                                                      9
     Dollar Cost Averaging Program...............................................
                                                                                     10
     Transfers During the Accumulation Phase.....................................
                                                                                     10
     Automatic Asset Rebalancing Program.........................................
                                                                                     12
     Return Plus Program.........................................................
                                                                                     12
     Voting Rights...............................................................
                                                                                     12
     Substitution, Addition or Deletion of Variable Portfolios...................
                                                                                     12
 ACCESS TO YOUR MONEY............................................................
                                                                                     12
     Systematic Withdrawal Program...............................................
                                                                                     13
     Minimum Contract Value......................................................
                                                                                     13
 DEATH BENEFIT...................................................................
                                                                                     13
     Death Benefit Options.......................................................
                                                                                     14
     Optional EstatePlus Benefit.................................................
                                                                                     15
     Spousal Continuation........................................................
                                                                                     16
 EXPENSES........................................................................
                                                                                     16
     Separate Account Charges....................................................
                                                                                     16
     Underlying Fund Expenses....................................................
                                                                                     16
     Transfer Fee................................................................
                                                                                     16
     Optional EstatePlus Fee.....................................................
                                                                                     17
     Premium Tax.................................................................
                                                                                     17
     Income Taxes................................................................
                                                                                     17
     Reduction or Elimination of Fees, Expenses and Additional Amounts
       Credited..................................................................
                                                                                     17
 INCOME OPTIONS..................................................................
                                                                                     17
     Annuity Date................................................................
                                                                                     17
     Annuity Income Options......................................................
                                                                                     17
     Fixed or Variable Income Payments...........................................
                                                                                     18
     Annuity Income Payments.....................................................
                                                                                     18
     Transfers During the Income Phase...........................................
                                                                                     18
     Deferment of Payments.......................................................
                                                                                     18
 TAXES...........................................................................
                                                                                     18
     Annuity Contracts in General................................................
                                                                                     19
     Tax Treatment of Distributions - Non-Qualified Contracts....................
                                                                                     19
     Tax Treatment of Distributions - Qualified Contracts........................
                                                                                     19
     Minimum Distributions.......................................................
                                                                                     20
     Tax Treatment of Death Benefits.............................................
                                                                                     21
     Contracts Owned by a Trust or Corporation...................................
                                                                                     21
     Gifts, Pledges and/or Assignments of a Contract.............................
                                                                                     21
     Diversification and Investor Control........................................
                                                                                     21
 OTHER INFORMATION...............................................................
                                                                                     21
     AIG SunAmerica Life.........................................................
                                                                                     21
     The Separate Account........................................................
                                                                                     22
     The General Account.........................................................
                                                                                     22
     Payments in Connection with Distribution of the Contract....................
                                                                                     22
     Administration..............................................................
                                                                                     23
     Legal Proceedings...........................................................
                                                                                     23
     Financial Statements........................................................
                                                                                     23
     Registration Statement......................................................
                                                                                     24
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...................................................................
                                                                                     24
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................
                                                                                    A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................
                                                                                    B-1
 APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")....................................
                                                                                    C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
   AND BENEFITS..................................................................
                                                                                    D-1


----------------------------------------------------------------
----------------------------------------------------------------
                                    GLOSSARY
----------------------------------------------------------------
----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.



ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.




ANNUITY DATE - The date on which you select annuity income payments to begin.




ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.



BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.



INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.



LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust and the SunAmerica Series Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

----------------------------------------------------------------
----------------------------------------------------------------
                                   HIGHLIGHTS
----------------------------------------------------------------
----------------------------------------------------------------


The Polaris(II) Asset Manager Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. This variable annuity may only be purchased through a Registered Investment Adviser ("RIA") who is providing investment advisory services to you. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. You may be charged a fee by your RIA for the services he or she provides to you. That fee is independent of the fees and charges that will be incurred as a result of your purchase of this variable annuity. Please see the FEE TABLE, PURCHASING A POLARIS(II) ASSET MANAGER VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.


INCOME OPTIONS: When you are ready to begin taking annuity income, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.



INQUIRIES: If you have questions about your contract call your financial advisor or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2. Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.



THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

WITHDRAWAL/SALES CHARGE..................................... None


TRANSFER FEE..........................................  No charge for the first 18 transfers each contract year; thereafter, the fee is $25 per


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE................................................... None

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)

Mortality and Expense Risk Fees.................................................  0.70%
Distribution Expense Charge.....................................................  0.15%
Optional EstatePlus Fee(1)......................................................  0.25%
                                                                                  -----
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.10%
                                                                                  =====

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


UNDERLYING FUND EXPENSES(2)



TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES               MINIMUM   MAXIMUM
-----------------------------------------------               -------   -------
(expenses that are deducted from Underlying Funds, including
management fees, 12b-1 fees, and other expenses)............   0.54%     1.51%


FOOTNOTE TO THE FEE TABLES


(1) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.



(2) As of January 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.



The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 1.10%, (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.51%)



(1) If you do not surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $264              $811             $1,385            $2,944
---------------------------------------------------------------------
---------------------------------------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $264              $811             $1,385            $2,944
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $264              $811             $1,385            $2,944
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual expenses of 0.85%, no election of optional features, and investment in an Underlying Fund with total expenses of 0.54%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $142              $440              $761             $1,669
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $142              $440              $761             $1,669
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $142              $440              $761             $1,669
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples. These examples do not reflect any fees charged by your RIA for the services he or she provides to you.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.

           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                         THE POLARIS(II) ASSET MANAGER
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------


When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:



     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.



     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.



     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.



Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.



This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.



The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.



Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.



For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.

----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS(II) ASSET MANAGER
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------


Also, once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.



We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



We may not issue a contract to anyone age 91 or older on the contract issue date. In general, we will not issue a Qualified contract to anyone who is age
70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, you may not elect EstatePlus if you are age 81 or older at the time of contract issue. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.



ALLOCATION OF PURCHASE PAYMENTS



In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in good order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.



Purchase Payments submitted by check can only be accepted by the Company at the following address:



AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330



Purchase payments sent to the Annuity Service Center will be forwarded to the address above.


Overnight deliveries of Purchase Payments can only be accepted at the following address:



JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065



Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.



ACCUMULATION UNITS



When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;


     2. We subtract from that amount all applicable daily asset based charges;
        and


     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.


Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.



RIGHT TO EXAMINE OR FREE LOOK



You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.


Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.


With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS



From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------


VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:


     ANCHOR SERIES TRUST - CLASS 1


     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").


     SUNAMERICA SERIES TRUST - CLASS 1


     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - Aggressive Growth Portfolio                                        SAST



       - Blue Chip Growth Portfolio                                         SAST



       - "Dogs" of Wall Street Portfolio*                                   SAST



     MANAGED BY ALLIANCEBERNSTEIN L.P.



       - Alliance Growth Portfolio                                          SAST



       - Growth-Income Portfolio                                            SAST



     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS



       - Davis Venture Value Portfolio                                      SAST



       - Real Estate Portfolio                                              SAST


     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA


       - Federated American Leaders Portfolio*                              SAST



       - Telecom Utility Portfolio                                          SAST


     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT


       - Goldman Sachs Research Portfolio                                   SAST



     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.



       - Global Equities Portfolio                                          SAST


     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


       - MFS Massachusetts Investors Trust Portfolio                        SAST



       - MFS Mid-Cap Growth Portfolio                                       SAST



     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**



       - Growth Opportunities Portfolio                                     SAST



       - International Diversified Equities Portfolio                       SAST



       - Technology Portfolio                                               SAST


     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC


       - Emerging Markets Portfolio                                         SAST



       - International Growth and Income Portfolio                          SAST



       - Putnam Growth: Voyager Portfolio                                   SAST


     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

BALANCED:


     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.**



       - SunAmerica Balanced Portfolio                                      SAST


     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


       - MFS Total Return Portfolio                                         SAST


     MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          AST

BONDS

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY



       - Corporate Bond Portfolio                                           SAST


     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.


       - Global Bond Portfolio                                              SAST



     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.



       - Worldwide High Income Portfolio                                    SAST


     MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP

       - Government & Quality Bond Portfolio                                 AST

CASH:


     MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC



       - Cash Management Portfolio                                          SAST


* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Lenders is an equity fund seeking growth of capital and income.


** Morgan Stanley Investment Management Inc. does business in certain circumstances as "Van Kampen."


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.


FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.


DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM



The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.


We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:


     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


TRANSFERS DURING THE ACCUMULATION PHASE



Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


TRANSFER POLICIES



We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the corresponding Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.



We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 18 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



In addition to charging a fee when you exceed 18 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on August 16, 2006 and within the previous six months (from February 17, 2006 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:
     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.


The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-

Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.


AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


RETURN PLUS PROGRAM


The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:


     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS



We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.


----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM



During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.


The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


MINIMUM CONTRACT VALUE



Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.



You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your he/she has already elected another payout option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.



EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.


Other Beneficiary Continuation Options


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year payout option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).



Please consult a qualified advisor regarding tax implications and your particular circumstances.



DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.



DEATH BENEFIT OPTIONS


This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION


The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

The Purchase Payment Accumulation option may not be available to Washington state policyowners. Please check with your financial advisor for availability.


OPTION 2 - MAXIMUM ANNIVERSARY OPTION


The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the maximum anniversary death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of maximum anniversary option if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.


OPTIONAL ESTATEPLUS BENEFIT


EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION



The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX D FOR STATE-SPECIFIC EXPENSES.



SEPARATE ACCOUNT CHARGES



The mortality and expense risk charge and distribution expense charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


UNDERLYING FUND EXPENSES


INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.


TRANSFER FEE


Generally, we permit 18 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL ESTATEPLUS FEE



The annualized fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).



PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.


INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------


ANNUITY DATE



During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


ANNUITY INCOME OPTIONS



You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.



We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments stop when the Annuitant dies.



OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments stop when the survivor dies.


OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.



OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.



The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.



Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.



FIXED OR VARIABLE INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS



We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.



If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:



     - for life options, your age when annuity income payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and


     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.



If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.



The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



TRANSFERS DURING THE INCOME PHASE



During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.



DEFERMENT OF PAYMENTS



We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE

CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. While such benefits are not intended to adversely affect the tax treatment of distributions or of the contract, based on available guidance, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a

Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE


The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT



The Company originally established a separate account, Variable Annuity Account Seven, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.


THE GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.


We may pay support fees in the form of additional cash or non-cash compensation. These payments can take a variety of forms. They may be intended to reimburse the broker-dealer and/or a specific registered representative for specific expenses incurred or may be calculated as a percentage of sales, certain assets under management, and/or assets invested with us for a particular amount of time (persistency bonus). We may also pay support fees as a flat fee. These payments may be consideration for, among other things, presentation within the broker-dealer firm as a preferred product provider, greater access to train and educate the firm's registered representatives about our products, our participation in the firm's sales conferences and educational seminars and broker-dealers' due diligence on our products. Payment of these support fees may result in our products receiving more visible promotion within the firms than other insurers who might not make such payments or might pay smaller amounts. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under variable contracts sold.



Contract commissions and other support fees have a financial impact on the broker-dealer firm and your registered representative and therefore may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and any resulting real or perceived conflicts of interest.



AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.


PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.


ADMINISTRATION


We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS



There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.



FINANCIAL STATEMENTS


AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.


REGISTRATION STATEMENT


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account..................................      3
American Home Assurance Company...................      3
General Account...................................      3
Support Agreement Between the Company and AIG.....      4
Performance Data..................................      4
Income Payments...................................      7
Death Benefit Options for Polaris II Asset Manager
  Contracts Issued Before October 24, 2001........      8
Annuity Unit Values...............................     12
Taxes.............................................     15
Distribution of Contracts.........................     21
Financial Statements..............................     21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
POLARIS II ASSET MANAGER    INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
       PORTFOLIOS              4/30/00             4/30/01           4/30/02           4/30/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ANCHOR SERIES
  TRUST - CLASS 1 SHARES
--------------------------------------------------------------------------------------------------
Asset Allocation
  (Inception Date -
  11/12/99)
  Beginning AUV........          10.00          (a)      10.34             9.975             9.613
                                                (b)      10.35             9.975             9.590
  Ending AUV...........          10.34          (a)       9.97             9.613             9.320
                                                (b)       9.97             9.590             9.274
  Ending Number of AUs..        14,781          (a)    112,976           245,567           246,399
                                                (b)         --            23,126            24,587

--------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date -
  10/28/99)
  Beginning AUV........          10.00          (a)      14.03            11.590             9.861
                                                (b)      12.97            11.585             9.822
  Ending AUV...........          14.03          (a)      11.59             9.861             8.681
                                                (b)      11.59             9.822             8.625
  Ending Number of AUs..       226,697          (a)  1,301,826         2,010,220         2,242,839
                                                (b)     11,589           112,490           193,637

--------------------------------------------------------------------------------------------------
Government and Quality
  Bond (Inception Date -
  12/16/99)
  Beginning AUV........          10.00          (a)      10.13            11.181            11.876
                                                (b)      11.09            11.175            11.840
  Ending AUV...........          10.13          (a)      11.18            11.876            12.783
                                                (b)      11.18            11.840            12.713
  Ending Number of AUs..        10,743          (a)    142,268           429,130         1,104,627
                                                (b)      2,041            22,384            71,303

--------------------------------------------------------------------------------------------------

Growth (Inception Date -
  11/1/99)
  Beginning AUV........          10.00          (a)      11.95            10.256             9.065
                                                (b)      11.29            10.251             9.037
  Ending AUV...........          11.95          (a)      10.26             9.065             7.685
                                                (b)      10.25             9.037             7.643
  Ending Number of AUs..        93,965          (a)    563,506         1,102,754         1,319,642
                                                (b)      6,206            55,407            97,032
--------------------------------------------------------------------------------------------------
SUNAMERICA SERIES
  TRUST - CLASS 1 SHARES
--------------------------------------------------------------------------------------------------
Aggressive Growth
  (Inception Date -
  11/1/99)
  Beginning AUV........          10.00          (a)      14.14            10.166             7.753
                                                (b)      11.78            10.162             7.740
  Ending AUV...........          14.14          (a)      10.17             7.753             6.307
                                                (b)      10.16             7.740             6.281
  Ending Number of AUs..        49,324          (a)    207,783           207,493           142,222
                                                (b)        365             1,492             6,373
--------------------------------------------------------------------------------------------------
Alliance Growth
  (Inception Date -
  10/28/99)
  Beginning AUV........          10.00          (a)      11.75             8.502             6.812
                                                (b)       9.76             8.498             6.791
  Ending AUV...........          11.75          (a)       8.50             6.812             5.728
                                                (b)       8.50             6.791             5.697
  Ending Number of AUs..       423,804          (a)  2,004,620         2,695,963         2,297,444
                                                (b)     10,150           111,553           133,969
--------------------------------------------------------------------------------------------------
Blue Chip Growth
  (Inception Date -
  9/5/00)
  Beginning AUV........            N/A          (a)      10.00             7.109             5.642
                                                (b)       8.03             7.105             5.625
  Ending AUV...........            N/A          (a)       7.11             5.642             4.604
                                                (b)       7.10             5.625             4.578
  Ending Number of AUs..           N/A          (a)     30,980           109,746           155,299
                                                (b)        335            10,661             9,776
--------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date -
  11/29/99)
  Beginning AUV........          10.00          (a)      10.20            10.707            10.891
                                                (b)      10.60            10.710            10.886
  Ending AUV...........          10.20          (a)      10.71            10.891            10.923
                                                (b)      10.71            10.886            10.891
  Ending Number of AUs..         3,737          (a)     58,423           171,876           321,915
                                                (b)        495             5,858            43,742
--------------------------------------------------------------------------------------------------
Corporate Bond
  (Inception Date -
  12/27/99)
  Beginning AUV........          10.00          (a)      10.01            10.740            11.343
                                                (b)      10.64            10.734            11.305
  Ending AUV...........          10.01          (a)      10.74            11.343            12.402
                                                (b)      10.73            11.305            12.330
  Ending Number of AUs..         3,500          (a)     87,233           208,179           428,783
                                                (b)         90            40,808            62,702
--------------------------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
POLARIS II ASSET MANAGER    4/30/03 TO        4/30/04 TO         4/30/05 TO
       PORTFOLIOS             4/30/04           4/30/05           4/30/06
------------------------  ----------------------------------------------------
------------------------  ----------------------------------------------------
ANCHOR SERIES
  TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------
Asset Allocation
  (Inception Date -
  11/12/99)
  Beginning AUV........             9.320            11.082             11.779
                                    9.274            10.999             11.661
  Ending AUV...........            11.082            11.779             13.001
                                   10.999            11.661             12.839
  Ending Number of AUs..          324,870           391,287            456,585
                                   12,280            13,285             13,025
--------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date -
  10/28/99)
  Beginning AUV........             8.681            10.676             10.759
                                    8.625            10.581             10.637
  Ending AUV...........            10.676            10.759             13.607
                                   10.581            10.637             13.419
  Ending Number of AUs..        3,348,839         5,011,960          6,697,364
                                  339,695           470,268            526,791
--------------------------------------------------------------------------------------------------
Government and Quality
  Bond (Inception Date -
  12/16/99)
  Beginning AUV........            12.783            12.811             13.283
                                   12.713            12.709             13.145
  Ending AUV...........            12.811            13.283             13.204
                                   12.709            13.145             13.034
  Ending Number of AUs..        1,717,250         2,798,749          4,110,902
                                  138,314           210,678            266,251
--------------------------------------------------------------------------------------------------
Growth (Inception Date -
  11/1/99)
  Beginning AUV........             7.685             9.573             10.133
                                    7.643             9.495             10.026
  Ending AUV...........             9.573            10.133             11.967
                                    9.495            10.026             11.812
  Ending Number of AUs..        2,235,693         3,599,424          4,943,646
                                  198,143           280,792            343,259
--------------------------------------------------------------------------------------------------
SUNAMERICA SERIES
  TRUST - CLASS 1 SHARES
--------------------------------------------------------------------------------------------------
Aggressive Growth
  (Inception Date -
  11/1/99)
  Beginning AUV........             6.307             7.730              8.508
                                    6.281              7.67              8.430
  Ending AUV...........             7.730             8.508             10.498
                                    7.678             8.430             10.376
  Ending Number of AUs..          180,321           200,065            229,246
                                   12,138            11,309             14,586
--------------------------------------------------------------------------------------------------
Alliance Growth
  (Inception Date -
  10/28/99)
  Beginning AUV........             5.728             6.430              6.523
                                    5.697             6.379              6.455
  Ending AUV...........             6.430             6.523              8.324
                                    6.379             6.455              8.216
  Ending Number of AUs..        1,944,993         1,483,547          1,202,972
                                  138,351           117,667            107,665
--------------------------------------------------------------------------------------------------
Blue Chip Growth
  (Inception Date -
  9/5/00)
  Beginning AUV........             4.604             5.371              5.292
                                    4.578             5.327              5.236
  Ending AUV...........             5.371             5.292              5.884
                                    5.327             5.236              5.808
  Ending Number of AUs..          177,965           241,276            260,028
                                   23,464            27,066             28,597
--------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date -
  11/29/99)
  Beginning AUV........            10.923            10.891             10.945
                                   10.891            10.832             10.857
  Ending AUV...........            10.891            10.945             11.225
                                   10.832            10.857             11.107
  Ending Number of AUs..          375,789           510,350            804,706
                                   44,481            31,888             27,078
--------------------------------------------------------------------------------------------------
Corporate Bond
  (Inception Date -
  12/27/99)
  Beginning AUV........            12.402            13.215             13.780
                                   12.330            13.105             13.631
  Ending AUV...........            13.215            13.780             14.029
                                   13.105            13.631             13.843
  Ending Number of AUs..        1,216,579         2,764,553          4,562,372
                                  142,952           234,296            337,270
--------------------------------------------------------------------------------------------------



         (a) Without election of optional EstatePlus feature.


         (b) With election of optional EstatePlus feature.


         AUV - Accumulation Unit Value


         AU - Accumulation Units

                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
POLARIS II ASSET MANAGER    INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
       PORTFOLIOS              4/30/00             4/30/01           4/30/02           4/30/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Davis Venture Value
  (Inception Date -
  10/28/99)
  Beginning AUV........          10.00          (a)      11.61            10.816             9.889
                                                (b)      11.59            10.807             9.857
  Ending AUV...........          11.61          (a)      10.82             9.889             8.635
                                                (b)      10.81             9.857             8.585
  Ending Number of AUs..       353,493          (a)  1,957,911         3,277,861         3,552,389
                                                (b)     16,912           167,991           274,799

--------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date -
  1/3/00)
  Beginning AUV........          10.00          (a)       9.51            10.714            11.602
                                                (b)      10.18            10.714            11.592
  Ending AUV...........           9.51          (a)      10.71            11.602            10.025
                                                (b)      10.71            11.592             9.991
  Ending Number of AUs..         3,381          (a)     30,007            69,011            74,185
                                                (b)         --             1,004            11,035

--------------------------------------------------------------------------------------------------
Emerging Markets
  (Inception Date -
  11/10/99)
  Beginning AUV........          10.00          (a)      11.53             8.062             8.844
                                                (b)       9.07             8.072             8.832
  Ending AUV...........          11.53          (a)       8.06             8.844             7.355
                                                (b)       8.07             8.832             7.327
  Ending Number of AUs..        16,356          (a)    152,174           132,773           102,396
                                                (b)      2,733             6,718            10,925

--------------------------------------------------------------------------------------------------
Federated American
  Leaders (Inception
  Date - 11/1/99)
  Beginning AUV........          10.00          (a)      10.03            10.676             9.858
                                                (b)      10.78            10.674             9.829
  Ending AUV...........          10.03          (a)      10.68             9.858             8.200
                                                (b)      10.67             9.829             8.156
  Ending Number of AUs..        49,962          (a)    227,673           469,139           560,019
                                                (b)        206            21,853            24,706

--------------------------------------------------------------------------------------------------
Global Bond (Inception
  Date - 11/29/99)
  Beginning AUV........          10.00          (a)      10.20            11.015            11.307
                                                (b)      10.92            11.012            11.275
  Ending AUV...........          10.20          (a)      11.01            11.307            12.105
                                                (b)      11.01            11.275            12.040
  Ending Number of AUs..         1,149          (a)     17,170            45,752            74,019
                                                (b)         44             4,201             6,954

--------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date -
  11/8/99)
  Beginning AUV........          10.00          (a)      11.70             8.651             7.071
                                                (b)       9.90             8.647             7.051
  Ending AUV...........          11.70          (a)       8.65             7.071             5.740
                                                (b)       8.65             7.051             5.710
  Ending Number of AUs..        81,597          (a)    506,012           628,393           477,240
                                                (b)      2,756             9,687             9,781

--------------------------------------------------------------------------------------------------
Goldman Sachs Research
  (Inception Date -
  8/1/00)
  Beginning AUV........            N/A          (a)      10.00             8.715             6.088
                                                (b)       9.76             8.716             6.072
  Ending AUV...........            N/A          (a)       8.72             6.088             5.244
                                                (b)       8.72             6.072             5.216
  Ending Number of AUs..           N/A          (a)     31,175            80,348            76,812
                                                (b)        326             7,463            10,045

--------------------------------------------------------------------------------------------------
Growth-Income (Inception
  Date - 11/1/99)
  Beginning AUV........          10.00          (a)      11.39             9.513             8.093
                                                (b)      10.42             9.507             8.069
  Ending AUV...........          11.39          (a)       9.51             8.093             6.979
                                                (b)       9.51             8.069             6.941
  Ending Number of AUs..       335,543          (a)  1,673,087         2,296,734         1,743,668
                                                (b)      8,279           107,132           109,068

--------------------------------------------------------------------------------------------------
Growth Opportunities
  (Inception Date -
  8/22/00)
  Beginning AUV........            N/A          (a)      10.00             6.857             5.010
                                                (b)       8.60             6.857             5.241
  Ending AUV...........            N/A          (a)       6.86             5.010             3.637
                                                (b)       6.86             5.241             3.833
  Ending Number of AUs..           N/A          (a)     54,857            75,693            48,013
                                                (b)         --                 5               317

--------------------------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
POLARIS II ASSET MANAGER    4/30/03 TO        4/30/04 TO         4/30/05 TO
       PORTFOLIOS             4/30/04           4/30/05           4/30/06

------------------------  ----------------------------------------------------
------------------------  ----------------------------------------------------
Davis Venture Value
  (Inception Date -
  10/28/99)
  Beginning AUV........             8.635            11.288             12.307
                                    8.585            11.195             12.175
  Ending AUV...........            11.288            12.307             14.337
                                   11.195            12.175             14.148
  Ending Number of AUs..        4,219,824         5,266,766          6,702,969
                                  431,379           543,292            611,298
--------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date -
  1/3/00)
  Beginning AUV........            10.025            12.541             12.817
                                    9.991            12.467             12.709
  Ending AUV...........            12.541            12.817             13.611
                                   12.467            12.709             13.462
  Ending Number of AUs..           60,730            71,462             65,695
                                    8,220             5,785              6,606
--------------------------------------------------------------------------------------------------
Emerging Markets
  (Inception Date -
  11/10/99)
  Beginning AUV........             7.355            11.021             13.611
                                    7.327            10.952             13.492
  Ending AUV...........            11.021            13.611             22.326
                                   10.952            13.492             22.076
  Ending Number of AUs..           81,009            83,882            196,270
                                    6,243             8,275             22,819
--------------------------------------------------------------------------------------------------
Federated American
  Leaders (Inception
  Date - 11/1/99)
  Beginning AUV........             8.200            10.153             10.805
                                    8.156            10.073             10.694
  Ending AUV...........            10.153            10.805             12.091
                                   10.073            10.694             11.936
  Ending Number of AUs..          833,201         1,123,719          1,357,985
                                   44,202            69,259             87,605
--------------------------------------------------------------------------------------------------
Global Bond (Inception
  Date - 11/29/99)
  Beginning AUV........            12.105            12.246             12.807
                                   12.040            12.149             12.675
  Ending AUV...........            12.246            12.807             13.176
                                   12.149            12.675             13.007
  Ending Number of AUs..          141,130           271,920            456,308
                                   11,858            23,374             23,310
--------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date -
  11/8/99)
  Beginning AUV........             5.740             6.936              7.351
                                    5.710             6.882              7.275
  Ending AUV...........             6.936             7.351              9.906
                                    6.882             7.275              9.780
  Ending Number of AUs..          388,668           293,259            338,904
                                    7,971             7,970             13,209
--------------------------------------------------------------------------------------------------
Goldman Sachs Research
  (Inception Date -
  8/1/00)
  Beginning AUV........             5.244             6.436              6.560
                                    5.216             6.386              6.493
  Ending AUV...........             6.436             6.560              7.678
                                    6.386             6.493              7.580
  Ending Number of AUs..          117,350           166,184            235,585
                                   10,208            12,093             13,250
--------------------------------------------------------------------------------------------------
Growth-Income (Inception
  Date - 11/1/99)
  Beginning AUV........             6.979             8.348              8.513
                                    6.941             8.282              8.424
  Ending AUV...........             8.348             8.513              9.986
                                    8.282             8.424              9.857
  Ending Number of AUs..        1,520,053         1,251,543          1,162,523
                                   97,758            91,889             86,364
--------------------------------------------------------------------------------------------------
Growth Opportunities
  (Inception Date -
  8/22/00)
  Beginning AUV........             3.637             4.409              4.383
                                    3.833             4.634              4.595
  Ending AUV...........             4.409             4.383              6.010
                                    4.634             4.595              6.284
  Ending Number of AUs..           54,926            63,432            169,812
                                    3,556             2,026             13,386
--------------------------------------------------------------------------------------------------



         (a) Without election of optional EstatePlus feature.


         (b) With election of optional EstatePlus feature.


         AUV - Accumulation Unit Value


         AU - Accumulation Units

                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
POLARIS II ASSET MANAGER    INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
       PORTFOLIOS              4/30/00             4/30/01           4/30/02           4/30/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date -
  11/29/99)
  Beginning AUV........          10.00          (a)      10.06             9.299             8.744
                                                (b)       9.71             9.299             8.728
  Ending AUV...........          10.06          (a)       9.30             8.744             9.005
                                                (b)       9.30             8.728             8.965
  Ending Number of AUs..        13,058          (a)     91,018           182,420           267,960
                                                (b)         --             5,112            18,202

--------------------------------------------------------------------------------------------------
International
  Diversified Equities
  (Inception Date -
  11/23/99)
  Beginning AUV........          10.00          (a)       9.87             7.958             6.634
                                                (b)       8.63             7.953             6.614
  Ending AUV...........           9.87          (a)       7.96             6.634             4.641
                                                (b)       7.95             6.614             4.616
  Ending Number of AUs..        30,627          (a)    139,489           216,629           204,331
                                                (b)        656             1,943             1,550

--------------------------------------------------------------------------------------------------
International Growth and
  Income (Inception Date
  - 10/28/99)
  Beginning AUV........          10.00          (a)      10.82             9.717             8.498
                                                (b)      10.46             9.715             8.476
  Ending AUV...........          10.82          (a)       9.72             8.498             6.648
                                                (b)       9.72             8.476             6.614
  Ending Number of AUs..       132,522          (a)    663,722           907,962           837,785
                                                (b)      1,472            20,303            32,278

--------------------------------------------------------------------------------------------------
MFS Massachusetts
  Investors Trust
  (Inception Date -
  11/1/99)
  Beginning AUV........          10.00          (a)      10.49             9.736             8.225
                                                (b)      10.34             9.735             8.203
  Ending AUV...........          10.49          (a)       9.74             8.225             7.039
                                                (b)       9.74             8.203             7.003
  Ending Number of AUs..       114,191          (a)    581,736           972,320           902,075
                                                (b)      5,570            66,103            90,251

--------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth
  (Inception Date -
  11/1/99)
  Beginning AUV........          10.00          (a)      13.69            13.193             8.269
                                                (b)      14.87            13.188             8.244
  Ending AUV...........          13.69          (a)      13.19             8.269             5.884
                                                (b)      13.19             8.244             5.852
  Ending Number of AUs..        30,505          (a)    344,347           442,836           449,234
                                                (b)        306            25,484            33,748

--------------------------------------------------------------------------------------------------
MFS Total Return
  (Inception Date -
  10/28/99)
  Beginning AUV........          10.00          (a)      10.22            11.789            11.859
                                                (b)      11.64            11.782            11.821
  Ending AUV...........          10.22          (a)      11.79            11.859            11.289
                                                (b)      11.78            11.821            11.226
  Ending Number of AUs..        50,264          (a)    355,139         1,374,837         2,391,121
                                                (b)      4,588            94,278           218,848

--------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date -
  11/1/99)
  Beginning AUV........          10.00          (a)      11.33             8.383             6.571
                                                (b)       9.55             8.380             6.553
  Ending AUV...........          11.33          (a)       8.38             6.571             5.480
                                                (b)       8.38             6.553             5.451
  Ending Number of AUs..       177,965          (a)    820,691           953,847           817,468
                                                (b)      3,244            25,257            22,523

--------------------------------------------------------------------------------------------------
Real Estate (Inception
  Date - 2/7/00)
  Beginning AUV........          10.00          (a)      10.77            12.621            14.317
                                                (b)      12.42            12.623            14.279
  Ending AUV...........          10.77          (a)      12.62            14.317            14.880
                                                (b)      12.62            14.279            14.804
  Ending Number of AUs..         2,461          (a)     15,795            69,705            88,262
                                                (b)         39               928             3,919

--------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date -
  10/28/99)
  Beginning AUV........          10.00          (a)      11.01             9.336             8.175
                                                (b)      10.08             9.333             8.152
  Ending AUV...........          11.01          (a)       9.34             8.175             7.437
                                                (b)       9.33             8.152             7.398
  Ending Number of AUs..        93,619          (a)    431,856           632,064           550,347
                                                (b)        265            19,591            24,362

--------------------------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
POLARIS II ASSET MANAGER    4/30/03 TO        4/30/04 TO         4/30/05 TO
       PORTFOLIOS             4/30/04           4/30/05           4/30/06

------------------------  ----------------------------------------------------
------------------------  ----------------------------------------------------
High-Yield Bond
  (Inception Date -
  11/29/99)
  Beginning AUV........             9.005            10.682             12.020
                                    8.965            10.608             11.908
  Ending AUV...........            10.682            12.020             13.890
                                   10.608            11.908             13.726
  Ending Number of AUs..          587,922           781,111            870,580
                                   46,284            53,321             86,097
--------------------------------------------------------------------------------------------------
International
  Diversified Equities
  (Inception Date -
  11/23/99)
  Beginning AUV........             4.641             6.156              6.854
                                    4.616             6.111              6.788
  Ending AUV...........             6.156             6.854              9.171
                                    6.111             6.788              9.060
  Ending Number of AUs..          259,738           292,725            407,610
                                   11,443            15,209             24,395
--------------------------------------------------------------------------------------------------
International Growth and
  Income (Inception Date
  - 10/28/99)
  Beginning AUV........             6.648             9.079             10.236
                                    6.614             9.011             10.133
  Ending AUV...........             9.079            10.236             13.867
                                    9.011            10.133             13.694
  Ending Number of AUs..          748,220           872,379          1,073,873
                                   35,769            36,801             47,834
--------------------------------------------------------------------------------------------------
MFS Massachusetts
  Investors Trust
  (Inception Date -
  11/1/99)
  Beginning AUV........             7.039             8.136              8.858
                                    7.003             8.074              8.768
  Ending AUV...........             8.136             8.858             10.312
                                    8.074             8.768             10.182
  Ending Number of AUs..          805,399           671,759            597,515
                                   91,094            62,443             53,995
--------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth
  (Inception Date -
  11/1/99)
  Beginning AUV........             5.884             7.834              7.605
                                    5.852             7.772              7.525
  Ending AUV...........             7.834             7.605              9.270
                                    7.772             7.525              9.151
  Ending Number of AUs..          441,724           428,891            431,707
                                   35,097            35,343             31,078
--------------------------------------------------------------------------------------------------
MFS Total Return
  (Inception Date -
  10/28/99)
  Beginning AUV........            11.289            12.842             13.850
                                   11.226            12.738             13.703
  Ending AUV...........            12.842            13.850             14.899
                                   12.738            13.703             14.704
  Ending Number of AUs..        3,949,893         6,359,705          9,362,480
                                  432,049           625,544            723,784
--------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date -
  11/1/99)
  Beginning AUV........             5.480             6.333              6.216
                                    5.451             6.284              6.153
  Ending AUV...........             6.333             6.216              7.239
                                    6.284             6.153              7.147
  Ending Number of AUs..        1,063,200         1,613,813          1,580,172
                                   93,442           143,580            156,143
--------------------------------------------------------------------------------------------------
Real Estate (Inception
  Date - 2/7/00)
  Beginning AUV........            14.880            18.683             24.630
                                   14.804            18.540             24.381
  Ending AUV...........            18.683            24.630             31.919
                                   18.540            24.381             31.518
  Ending Number of AUs..          108,473           158,560            272,232
                                    5,621            13,970             24,183
--------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date -
  10/28/99)
  Beginning AUV........             7.437             8.207              8.489
                                    7.398             8.143              8.401
  Ending AUV...........             8.207             8.489              9.096
                                    8.143             8.401              8.980
  Ending Number of AUs..          530,846           538,668            515,685
                                   27,544            30,592             28,856
--------------------------------------------------------------------------------------------------



         (a) Without election of optional EstatePlus feature.


         (b) With election of optional EstatePlus feature.


         AUV - Accumulation Unit Value


         AU - Accumulation Units

                         ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
POLARIS II ASSET MANAGER    INCEPTION TO         4/30/00 TO        4/30/01 TO        4/30/02 TO
       PORTFOLIOS              4/30/00             4/30/01           4/30/02           4/30/03
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Technology (Inception
  Date - 8/21/00)
  Beginning AUV........            N/A          (a)      10.00             4.375             2.507
                                                (b)       6.68             4.375             2.499
  Ending AUV...........            N/A          (a)       4.38             2.507             1.815
                                                (b)       4.38             2.499             1.805
  Ending Number of AUs..           N/A          (a)     23,583            46,009            58,799
                                                (b)         --             3,185             7,962

--------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date -
  12/16/99)
  Beginning AUV........          10.00          (a)       9.91             9.278             7.325
                                                (b)       9.12             9.277             7.311
  Ending AUV...........           9.91          (a)       9.28             7.325             6.050
                                                (b)       9.28             7.311             6.023
  Ending Number of AUs..         9,175          (a)     69,692            77,161            61,703
                                                (b)        104             3,437             3,965

--------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date -
  11/10/99)
  Beginning AUV........          10.00          (a)      10.42             9.735             9.735
                                                (b)      10.54             9.735             9.711
  Ending AUV...........          10.42          (a)       9.74             9.735            10.471
                                                (b)       9.74             9.711            10.420
  Ending Number of AUs..         3,802          (a)     31,309            42,247            63,528
                                                (b)         --             3,483             6,051

--------------------------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS
POLARIS II ASSET MANAGER    4/30/03 TO        4/30/04 TO         4/30/05 TO
       PORTFOLIOS             4/30/04           4/30/05           4/30/06
------------------------  ----------------------------------------------------
------------------------  ----------------------------------------------------
Technology (Inception
  Date - 8/21/00)
  Beginning AUV........             1.815             2.174              2.063
                                    1.805             2.157              2.041
  Ending AUV...........             2.174             2.063              2.413
                                    2.157             2.041              2.381
  Ending Number of AUs..          108,335           126,057            149,420
                                   13,639            14,654             20,618
--------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date -
  12/16/99)
  Beginning AUV........             6.050             6.962              8.084
                                    6.023             6.914              8.007
  Ending AUV...........             6.962             8.084              8.968
                                    6.914             8.007              8.861
  Ending Number of AUs..           40,778            39,917             33,835
                                    4,149             4,376              4,531
--------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date -
  11/10/99)
  Beginning AUV........            10.471            11.563             12.571
                                   10.420            11.477             12.446
  Ending AUV...........            11.563            12.571             13.892
                                   11.477            12.446             13.720
  Ending Number of AUs..          126,343           241,802            338,864
                                   14,716            17,004             20,271
--------------------------------------------------------------------------------------------------



         (a) Without election of optional EstatePlus feature.


         (b) With election of optional EstatePlus feature.


         AUV - Accumulation Unit Value


         AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term withdrawals as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.  Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          d. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.


If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.


Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where


     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).


The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.


Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.


The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.


We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.


The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:


                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.


EXAMPLES OF THE MVA


    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the

    Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.


POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186


The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:


                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 18 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Purchase Payment(s).                                   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Minnesota
                                   penalty free withdrawal amount.                               Oregon
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) Asset Manager Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                          [POLARIS(II) A - CLASS LOGO]

                                   PROSPECTUS

                                AUGUST 28, 2006




Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE ANNUITY ACCOUNT SEVEN
                                              The annuity has several investment choices -- Variable Portfolios listed below and if
To learn more about the annuity               available, Fixed Accounts. Each Variable Portfolio invests exclusively in shares of
offered in this prospectus, you can           one of the Underlying Funds listed below. The Underlying Funds are part of the
obtain a copy of the Statement of             American Funds Insurance Series ("AFIS"), the Anchor Series Trust ("AST"), the Lord
Additional Information ("SAI") dated          Abbett Series Fund, Inc. ("LASF"), the SunAmerica Series Trust ("SAST") and the Van
August 28, 2006. The SAI has been             Kampen Life Investment Trust ("VKT").
filed with the United States
Securities and Exchange Commission            STOCKS:
("SEC") and is incorporated by                    MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
reference into this prospectus. The                 - Aggressive Growth Portfolio                                              SAST
Table of Contents of the SAI appears                - Blue Chip Growth Portfolio                                               SAST
at the end of this prospectus. For a                - "Dogs" of Wall Street Portfolio*                                         SAST
free copy of the SAI, call us at                  MANAGED BY ALLIANCEBERNSTEIN L.P.
(800) 445-SUN2 or write to us at our                - Alliance Growth Portfolio                                                SAST
Annuity Service Center, P.O. Box                    - Growth-Income Portfolio                                                  SAST
54299, Los Angeles, California                    MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
90054-0299.                                         - American Funds Global Growth Portfolio                                   AFIS
                                                    - American Funds Growth Portfolio                                          AFIS
In addition, the SEC maintains a                    - American Funds Growth-Income Portfolio                                   AFIS
website (http://www.sec.gov) that                 MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
contains the SAI, materials                         - Davis Venture Value Portfolio                                            SAST
incorporated by reference and other                 - Real Estate Portfolio                                                    SAST
information filed electronically with             MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
the SEC by the Company.                             - Federated American Leaders Portfolio*                                    SAST
                                                    - Telecom Utility Portfolio                                                SAST
ANNUITIES INVOLVE RISKS, INCLUDING                MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Goldman Sachs Research Portfolio                                         SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
GUARANTEED OR ENDORSED BY, ANY BANK.                - Global Equities Portfolio                                                SAST
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY LORD, ABBETT & CO. LLC
FEDERAL DEPOSIT INSURANCE                           - Lord Abbett Growth and Income Portfolio                                  LASF
CORPORATION, THE FEDERAL RESERVE                    - Lord Abbett Mid-Cap Value Portfolio                                      LASF
BOARD OR ANY OTHER AGENCY.                        MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio                              SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Growth Opportunities Portfolio                                           SAST
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                                               SAST
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager Portfolio                                         SAST
                                                  MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.
                                                    - Van Kampen LIT Comstock Portfolio,
                                                     Class II Shares*                                                           VKT
                                                    - Van Kampen LIT Strategic Growth Portfolio,
                                                     Class II Shares                                                            VKT
                                                    - Van Kampen LIT Growth and Income Portfolio,
                                                     Class II Shares                                                            VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                              BALANCED:
                                                  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                    - American Funds Asset Allocation Portfolio                                AFIS
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government & Quality Bond Portfolio                                       AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated American
                                              Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT
                                                Comstock is an equity fund seeking capital growth and income.
                                              ** Morgan Stanley Investment Management, Inc. does business in certain circumstances as "Van Kampen."


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................
                                                                                      2
 HIGHLIGHTS......................................................................
                                                                                      3
 FEE TABLES......................................................................
                                                                                      4
    Maximum Owner Transaction Expenses...........................................
                                                                                      4
    Maximum Sales Charge.........................................................
                                                                                      4
    Contract Maintenance Fee.....................................................
                                                                                      4
    Separate Account Annual Expenses.............................................
                                                                                      4
    Underlying Fund Expenses.....................................................
                                                                                      4
 EXAMPLES........................................................................
                                                                                      5
 THE POLARIS(II) A-CLASS VARIABLE ANNUITY........................................
                                                                                      6
 PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY...............................
                                                                                      6
    Allocation of Purchase Payments..............................................
                                                                                      7
    Accumulation Units...........................................................
                                                                                      7
    Right to Examine.............................................................
                                                                                      7
    Exchange Offers..............................................................
                                                                                      8
 INVESTMENT OPTIONS..............................................................
                                                                                      8
    Variable Portfolios..........................................................
                                                                                      8
        Anchor Series Trust......................................................
                                                                                      8
        SunAmerica Series Trust..................................................
                                                                                      8
        Lord Abbett Series Fund, Inc. ...........................................
                                                                                      8
        Van Kampen Life Investment Trust.........................................
                                                                                      8
        American Funds Insurance Series..........................................
                                                                                      8
    Fixed Accounts...............................................................
                                                                                      9
    Dollar Cost Averaging Fixed Accounts.........................................
                                                                                     10
    Dollar Cost Averaging Program................................................
                                                                                     10
    Polaris Portfolio Allocator Program..........................................
                                                                                     10
    Transfers During the Accumulation Phase......................................
                                                                                     11
    Transfer Policies............................................................
                                                                                     12
    Automatic Asset Rebalancing Program..........................................
                                                                                     13
    Return Plus Program..........................................................
                                                                                     13
    Voting Rights................................................................
                                                                                     13
    Substitution, Addition or Deletion of Variable Portfolios....................
                                                                                     14
 ACCESS TO YOUR MONEY............................................................
                                                                                     14
    Systematic Withdrawal Program................................................
                                                                                     14
    Minimum Contract Value.......................................................
                                                                                     14
 DEATH BENEFIT...................................................................
                                                                                     14
    Death Benefit Defined Terms..................................................
                                                                                     15
    Death Benefit Options........................................................
                                                                                     16
    Optional EstatePlus Benefit..................................................
                                                                                     16
    Spousal Continuation.........................................................
                                                                                     17
 EXPENSES........................................................................
                                                                                     17
    Separate Account Expenses....................................................
                                                                                     17
    Sales Charge.................................................................
                                                                                     18
    Reducing Your Sales Charges..................................................
                                                                                     18
    Letter of Intent.............................................................
                                                                                     18
    Rights of Accumulation.......................................................
                                                                                     19
    Purchase Payments Subject to a Withdrawal Charge.............................
                                                                                     19
    Underlying Fund Expenses.....................................................
                                                                                     20
    Transfer Fee.................................................................
                                                                                     20
    Optional EstatePlus Fee......................................................
                                                                                     20
    Premium Tax..................................................................
                                                                                     20
    Income Taxes.................................................................
                                                                                     20
    Reduction or Elimination of Fees, Expenses
      and Additional Amounts Credited............................................
                                                                                     20
 INCOME OPTIONS..................................................................
                                                                                     20
    Annuity Date.................................................................
                                                                                     20
    Annuity Income Options.......................................................
                                                                                     21
    Fixed or Variable Income Payments............................................
                                                                                     21
    Annuity Income Payments......................................................
                                                                                     21
    Transfers During the Income Phase............................................
                                                                                     22
    Deferment of Payments........................................................
                                                                                     22
    The Income Protector Feature.................................................
                                                                                     22
 TAXES...........................................................................
                                                                                     23
    Annuity Contracts in General.................................................
                                                                                     23
    Tax Treatment of Distributions - Non-Qualified Contracts.....................
                                                                                     23
    Tax Treatment of Distributions - Qualified Contracts.........................
                                                                                     24
    Minimum Distributions........................................................
                                                                                     25
    Tax Treatment of Death Benefits..............................................
                                                                                     25
    Contracts Owned by a Trust or Corporation....................................
                                                                                     25
    Gifts, Pledges and/or Assignments of a Contract..............................
                                                                                     25
    Diversification and Investor Control.........................................
                                                                                     26
 OTHER INFORMATION...............................................................
                                                                                     26
    AIG SunAmerica Life..........................................................
                                                                                     26
    The Separate Account.........................................................
                                                                                     26
    The General Account..........................................................
                                                                                     26
    Guarantee of Insurance Obligations...........................................
                                                                                     26
    Payments in Connection with Distribution of the Contract.....................
                                                                                     27
    Administration...............................................................
                                                                                     27
    Legal Proceedings............................................................
                                                                                     27
    Financial Statements.........................................................
                                                                                     28
    Registration Statements......................................................
                                                                                     28
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION....................................................................
                                                                                     29
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................
                                                                                    A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................
                                                                                    B-1
 APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")....................................
                                                                                    C-1
 APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
  FEATURE........................................................................
                                                                                    D-1
 APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................
                                                                                    E-1


----------------------------------------------------------------
----------------------------------------------------------------
                                    GLOSSARY
----------------------------------------------------------------
----------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.



ACCUMULATION PHASE - The period during which you invest money in your contract.



ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.




ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.



ANNUITY DATE - The date on which you select annuity income payments to begin.



ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.




BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.




COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.




CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.




FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.




GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.




INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.



LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.



PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.




QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.




SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.




TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.




UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.




VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

----------------------------------------------------------------
----------------------------------------------------------------
                                   HIGHLIGHTS
----------------------------------------------------------------
----------------------------------------------------------------

The Polaris(II) A-Class Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charge we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including distribution charges of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS(II) A-CLASS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


INCOME OPTIONS: When you are ready to begin taking annuity income, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send subsequent Purchase Payments.



THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE

(AS A PERCENTAGE OF EACH GROSS PURCHASE PAYMENT)(1).........  5.75%

TRANSFER FEE................................................  $25 per transfer after the first 15 transfers in any contract year.


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE ................................................   None


SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)


Mortality and Expense Risk Fees.............................  0.70%
Distribution Expense Charge.................................  0.15%
Optional EstatePlus Fee(2)..................................  0.25%
                                                              -----
  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES....................  1.10%
                                                              =====

UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND EXPENSES                                                       MINIMUM   MAXIMUM
-------------------------------------                                                       -------   -------
(expenses that are deducted from Trust assets, including management fees, 12b-1 fees, if applicable, and other expenses).........................................................  0.52%(3)  1.51%(4)


FOOTNOTES TO THE FEE TABLES


(1) Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION BELOW.



                                               SALES CHARGE AS A
  INVESTMENT AMOUNT (AS DEFINED IN SALES      PERCENTAGE OF GROSS
  CHARGE SECTION)                         PURCHASE PAYMENT INVESTMENT
  --------------------------------------- ---------------------------
  Less than $50,000......................            5.75%
  $50,000 but less than $100,000.........            4.75%
  $100,000 but less than $250,000........            3.50%
  $250,000 but less than $500,000........            2.50%
  $500,000 but less than $1,000,000......            2.00%
  $1,000,000 or more.....................            0.50%


A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.

(2) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.


(3) As of December 31, 2005.


(4) As of January 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.



The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES


(assuming maximum separate account annual expenses of 1.10% (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.51%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $  824            $1,340            $1,881            $3,350
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $824             $1,340            $1,881            $3,350
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $824             $1,340            $1,881            $3,350
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)



(1) If you surrender your contract at the end of the applicable time:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $706             $  983            $1,280            $2,122
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $706              $983             $1,280            $2,122
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $706              $983             $1,280            $2,122
---------------------------------------------------------------------
---------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in both the maximum and minimum examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Examples.




   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.

           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

----------------------------------------------------------------

----------------------------------------------------------------
                    THE POLARIS(II) A-CLASS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------


When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:



     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.



     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.



     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.



Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.



This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.



The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.



Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.



For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.
----------------------------------------------------------------
----------------------------------------------------------------

                        PURCHASING A POLARIS(II) A-CLASS


                                VARIABLE ANNUITY

----------------------------------------------------------------
----------------------------------------------------------------


An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.



The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.



-----------------------------------------------------------
                       Minimum Initial        Minimum
                        Gross Purchase    Subsequent Gross
                           Payment        Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------



We reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Gross Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, First Sun American Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.



We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.



ALLOCATION OF PURCHASE PAYMENTS



A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.



In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments.



An initial Gross Purchase Payment will be priced within two business days after it is received by us in good order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received after Market Close, the initial Gross Purchase Payment will be priced within two business days after the next business day. We allocate your initial Gross Purchase Payments as of the date such Gross Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.



Gross Purchase Payments submitted by check can only be accepted by the Company at the following address:



AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330



Gross Purchase payments sent to the Annuity Service Center will be forwarded to the address above.



Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:



JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065



Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the appropriate address.



ACCUMULATION UNITS



When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;


     2. We subtract from that amount all applicable daily asset based charges;
        and


     3. We divide this amount by the number of outstanding Accumulation Units.

     EXAMPLE:


     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.



Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.



RIGHT TO EXAMINE



You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested.



Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract.



With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.



EXCHANGE OFFERS



From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------


VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:


     ANCHOR SERIES TRUST - CLASS 1



     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").



     SUNAMERICA SERIES TRUST - CLASS 1



     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").



     LORD ABBETT SERIES FUND, INC. - CLASS VC



     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").



     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II



     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2


     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - Blue Chip Growth Portfolio                                         SAST

       - "Dogs" of Wall Street Portfolio*                                   SAST


     MANAGED BY ALLIANCEBERNSTEIN L.P.


       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS


     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS


       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

       - Telecom Utility Portfolio                                          SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.

       - Goldman Sachs Research Portfolio                                   SAST


     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.


       - Global Equities Portfolio                                          SAST

     MANAGED BY LORD, ABBETT & CO. LLC

       - Lord Abbett Growth and Income Portfolio                            LASF

       - Lord Abbett Mid-Cap Value Portfolio                                LASF

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Massachusetts Investors Trust Portfolio SAST

       - MFS Mid-Cap Growth Portfolio                                       SAST

     MANAGED BY MORGAN STANLEY INVESTMENT
MANAGEMENT INC.**



       - Growth Opportunities Portfolio                                     SAST



       - International Diversified Equities Portfolio  SAST



       - Technology Portfolio                                               SAST


     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

       - Emerging Markets Portfolio                                         SAST

       - International Growth and Income Portfolio                          SAST

       - Putnam Growth: Voyager Portfolio                                   SAST


    MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.



       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT



       - Van Kampen LIT Strategic Growth Portfolio, Class II Shares          VKT


       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

BALANCED:


     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY


       - American Funds Asset Allocation Portfolio                          AFIS


     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.



       - SunAmerica Balanced Portfolio                                      SAST


     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

     MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          AST

BONDS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST


     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY


       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.

       - Global Bond Portfolio                                              SAST


     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.


       - Worldwide High Income Portfolio                                    SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government & Quality Bond Portfolio                                 AST

CASH:


     MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC


       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.


** Morgan Stanley Investment Management, Inc., does business in certain instances using the name "Van Kampen."


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


FIXED ACCOUNTS



Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.


We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.


DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM



The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.


We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:



     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


POLARIS PORTFOLIO ALLOCATOR PROGRAM



PROGRAM DESCRIPTION



The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the several Asset Allocation models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please contact your financial representative about investment in the Polaris Portfolio Allocator program.



ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM



You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Portfolio Allocator model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Portfolio Allocator model outside the specifications in the Portfolio Allocator model will effectively terminate your participation in the program.


WITHDRAWALS


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


REBALANCING THE MODELS


You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.


The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM



The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.



The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.



TRANSFERS DURING THE ACCUMULATION PHASE



Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES



We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the corresponding Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading.


We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



In addition to charging a fee when you exceed a specific number of transfers, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.


The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.


AUTOMATIC ASSET REBALANCING PROGRAM



Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in a Portfolio Allocator model, please refer to the Polaris Portfolio Allocator Program section of the prospectus above, for more information.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


RETURN PLUS PROGRAM



The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:


     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS



The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS



We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.


----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM



During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.


The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


MINIMUM CONTRACT VALUE



Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.



You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your he/she has already elected another payout option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.


EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS


The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.


Other Beneficiary Continuation Options


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year payout option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).



Please consult a qualified advisor regarding tax implications and your particular circumstances.



DEATH BENEFIT DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.



DEATH BENEFIT OPTIONS


This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.


OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION



If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:



     1.  Contract value; or



     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or



     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary; or



     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.



The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.



OPTION 2 -- MAXIMUM ANNIVERSARY OPTION



If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:



     1.  Contract value; or



     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.



If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:



     1.  Contract value; or



     2.  The lesser of:



           a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



           b.  125% of Contract Value.



If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.



For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.



If you purchased your contract before June 1, 2004, please see the SAI for a description of the death benefit provisions.



OPTIONAL ESTATEPLUS BENEFIT



EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.


You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.


We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?


Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?


We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?


The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.


A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION



The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE APPENDIX FOR STATE-SPECIFIC EXPENSES.



SEPARATE ACCOUNT EXPENSES



The mortality and expense risk charge and distribution expense charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


SALES CHARGE


We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

          (a) the Gross Purchase Payment amount;

          (b) the current contract value of this contract; and

          (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2. The amount, if any, you agree to contribute to this contract.


------------------------------------------------------------
                                     SALES CHARGE AS A
                                PERCENTAGE OF GROSS PURCHASE
       INVESTMENT AMOUNT              PAYMENT INVESTED
------------------------------------------------------------
  Less than $ 50,000                       5.75%
  $ 50,000 - $ 99,999                      4.75%
  $100,000 - $249,999                      3.50%
  $250,000 - $499,999                      2.50%
  $500,000 - $999,999                      2.00%
  $1,000,000 or more                       0.50%*
------------------------------------------------------------

* Additionally, a withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.


REDUCING YOUR SALES CHARGES


Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.


LETTER OF INTENT


The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract count towards your investment goal. Additionally, Gross Purchase Payments made to your Polaris(II) A-Class contract and Purchase Payments made to any eligible related contract within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your Polaris(II) A-Class contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the

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     sales charge for each Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your Polaris(II) A-Class contract and purchase payments made to any eligible related contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal or Rights of Accumulation privileges. The charges are deducted from your investment options in the same proportion as their values are to your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

The Letter of Intent feature may not be available in all states. Please contact your investment representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.


RIGHTS OF ACCUMULATION


You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than your Polaris(II) A-Class contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment;
(2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time. Qualifying investments must be held in an account at your financial representative's firm and for which such firm is the broker of record.


PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE


Each Gross Purchase Payment qualifying for a sales charge of 0.50% (that is, your investment amount is $1,000,000 or more) remains subject to a withdrawal charge of 0.50%. The withdrawal charge applies to such Gross Purchase Payment or any portion of it withdrawn if invested less than 12 months prior to such withdrawal. When calculating the withdrawal charge, we treat withdrawals as coming first from earnings, then from the Purchase Payments that have been in your contract the longest.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract, we deduct any applicable sales charge from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector program. If you elect to receive income payments using the Income Protector program, we assess any applicable withdrawal charge when calculating your Income Benefit Base. SEE INCOME OPTIONS BELOW.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.


UNDERLYING FUND EXPENSES


INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12B-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.


There is an annualized 0.25% fee applicable to Class II shares of the Van Kampen Life Investment Trust and Class 2 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.


TRANSFER FEE



Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.



OPTIONAL ESTATEPLUS FEE



The annualized fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).



PREMIUM TAX



Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.



INCOME TAXES



We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.



REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED



Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE



During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


ANNUITY INCOME OPTIONS



You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.



We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.



OPTION 1 - LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant. Annuity income payments stop when the Annuitant dies.



OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments stop when the survivor dies.



OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.



OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.



OPTION 5 - INCOME FOR A SPECIFIED PERIOD



This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.



The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.



Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.



FIXED OR VARIABLE INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS



We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.



If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:



     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and


     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.



If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.



The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



TRANSFERS DURING THE INCOME PHASE



During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.



DEFERMENT OF PAYMENTS



We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.



THE INCOME PROTECTOR FEATURE


The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state. Check with your financial representative regarding availability.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. While such benefits are not intended to adversely affect the tax treatment of distributions or of the contract, based on available guidance, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Gross

Purchase Payment, generally until you have received all of your Gross Purchase Payment. Any portion of each income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



     - after attaining age 59 1/2;



     - when paid to your beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;



     - under an immediate annuity contract;



     - which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


----------------------------------------------------------------
----------------------------------------------------------------
                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------


AIG SUNAMERICA LIFE



The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



THE SEPARATE ACCOUNT



The Company originally established a separate account, Variable Annuity Account Seven, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.


THE GENERAL ACCOUNT



Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New

York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


PAYMENTS TO BROKER-DEALERS


Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5% of each Gross Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.



We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.



Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.



AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.


PAYMENTS WE RECEIVE



In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.


ADMINISTRATION




We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS



There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.

On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.



FINANCIAL STATEMENTS



AIG SUPPORT AGREEMENT


AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281


To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:


AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.


REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------


Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.



Separate Account..............................      3
American Home Assurance Company...............      3
General Account...............................      3
Support Agreement Between the Company and
  AIG.........................................      4
Performance Data..............................      4
Income Payments...............................      7
Death Benefit Options for Polaris II A-Class
  Contracts Issued Before June 1, 2004........     10
Annuity Unit Values...........................     12
Taxes.........................................     15
Distribution of Contracts.....................     21
Financial Statements..........................     21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II A-CLASS PORTFOLIOS    4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST - CLASS 1 SHARES
-------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception
  Date - 11/12/99)
  Beginning AUV.............       10.00       (a)      10.34    (a)      9.975    (a)      9.613    (a)      9.320
                                               (b)      10.35    (b)      9.975    (b)      9.590    (b)      9.274
  Ending AUV................       10.34       (a)       9.97    (a)      9.613    (a)      9.320    (a)     11.082
                                               (b)       9.97    (b)      9.590    (b)      9.274    (b)     10.999
  Ending Number of AUs......      14,781       (a)    112,976    (a)    245,567    (a)    246,399    (a)    324,870
                                               (b)         --    (b)     23,126    (b)     24,587    (b)     12,280
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date - 10/28/99)
  Beginning AUV.............       10.00       (a)      14.03    (a)     11.590    (a)      9.861    (a)      8.681
                                               (b)      12.97    (b)     11.585    (b)      9.822    (b)      8.625
  Ending AUV................       14.03       (a)      11.59    (a)      9.861    (a)      8.681    (a)     10.676
                                               (b)      11.59    (b)      9.822    (b)      8.625    (b)     10.581
  Ending Number of AUs......     226,697       (a)  1,301,826    (a)  2,010,220    (a)  2,242,839    (a)  3,348,839
                                               (b)     11,589    (b)    112,490    (b)    193,637    (b)    339,695
-------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - 12/16/99)
  Beginning AUV.............       10.00       (a)      10.13    (a)     11.181    (a)     11.876    (a)     12.783
                                               (b)      11.09    (b)     11.175    (b)     11.840    (b)     12.713
  Ending AUV................       10.13       (a)      11.18    (a)     11.876    (a)     12.783    (a)     12.811
                                               (b)      11.18    (b)     11.840    (b)     12.713    (b)     12.709
  Ending Number of AUs......      10,743       (a)    142,268    (a)    429,130    (a)  1,104,627    (a)  1,717,250
                                               (b)      2,041    (b)     22,384    (b)     71,303    (b)    138,314
-------------------------------------------------------------------------------------------------------------------
Growth (Inception Date -
  11/1/99)
  Beginning AUV.............       10.00       (a)      11.95    (a)     10.256    (a)      9.065    (a)      7.685
                                               (b)      11.29    (b)     10.251    (b)      9.037    (b)      7.643
  Ending AUV................       11.95       (a)      10.26    (a)      9.065    (a)      7.685    (a)      9.573
                                               (b)      10.25    (b)      9.037    (b)      7.643    (b)      9.495
  Ending Number of AUs......      93,965       (a)    563,506    (a)  1,102,754    (a)  1,319,642    (a)  2,235,693
                                               (b)      6,206    (b)     55,407    (b)     97,032    (b)    198,143
-------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception
  Date - 11/1/99)
  Beginning AUV.............       10.00       (a)      14.14    (a)     10.166    (a)      7.753    (a)      6.307
                                               (b)      11.78    (b)     10.162    (b)      7.740    (b)      6.281
  Ending AUV................       14.14       (a)      10.17    (a)      7.753    (a)      6.307    (a)      7.730
                                               (b)      10.16    (b)      7.740    (b)      6.281    (b)      7.678
  Ending Number of AUs......      49,324       (a)    207,783    (a)    207,493    (a)    142,222    (a)    180,321
                                               (b)        365    (b)      1,492    (b)      6,373    (b)     12,138
-------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception
  Date - 10/28/99)
  Beginning AUV.............       10.00       (a)      11.75    (a)      8.502    (a)      6.812    (a)      5.728
                                               (b)       9.76    (b)      8.498    (b)      6.791    (b)      5.697
  Ending AUV................       11.75       (a)       8.50    (a)      6.812    (a)      5.728    (a)      6.430
                                               (b)       8.50    (b)      6.791    (b)      5.697    (b)      6.379
  Ending Number of AUs......     423,804       (a)  2,004,620    (a)  2,695,963    (a)  2,297,444    (a)  1,944,993
                                               (b)     10,150    (b)    111,553    (b)    133,969    (b)    138,351
-------------------------------------------------------------------------------------------------------------------

                                  4/30/04 TO         4/30/05 TO
POLARIS II A-CLASS PORTFOLIOS      4/30/05            4/30/06
-----------------------------  -----------------------------------
-----------------------------  -----------------------------------
ANCHOR SERIES TRUST - CLASS 1
-------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception
  Date - 11/12/99)
  Beginning AUV.............    (a)      11.082    (a)      11.779
                                (b)      10.999    (b)      11.661
  Ending AUV................    (a)      11.779    (a)      13.001
                                (b)      11.661    (b)      12.839
  Ending Number of AUs......    (a)     391,287    (a)     456,585
                                (b)      13,285    (b)      13,025
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date - 10/28/99)
  Beginning AUV.............    (a)      10.676    (a)      10.759
                                (b)      10.581    (b)      10.637
  Ending AUV................    (a)      10.759    (a)      13.607
                                (b)      10.637    (b)      13.419
  Ending Number of AUs......    (a)   5,011,960    (a)   6,697,364
                                (b)     470,268    (b)     526,791
-------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - 12/16/99)
  Beginning AUV.............    (a)      12.811    (a)      13.283
                                (b)      12.709    (b)      13.145
  Ending AUV................    (a)      13.283    (a)      13.204
                                (b)      13.145    (b)      13.034
  Ending Number of AUs......    (a)   2,798,749    (a)   4,110,902
                                (b)     210,678    (b)     266,251
-------------------------------------------------------------------------------------------------------------------
Growth (Inception Date -
  11/1/99)
  Beginning AUV.............    (a)       9.573    (a)      10.133
                                (b)       9.495    (b)      10.026
  Ending AUV................    (a)      10.133    (a)      11.967
                                (b)      10.026    (b)      11.812
  Ending Number of AUs......    (a)   3,599,424    (a)   4,943,646
                                (b)     280,792    (b)     343,259
-------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLA
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception
  Date - 11/1/99)
  Beginning AUV.............    (a)       7.730    (a)       8.508
                                (b)       7.678    (b)       8.430
  Ending AUV................    (a)       8.508    (a)      10.498
                                (b)       8.430    (b)      10.376
  Ending Number of AUs......    (a)     200,065    (a)     229,246
                                (b)      11,309    (b)      14,586
-------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception
  Date - 10/28/99)
  Beginning AUV.............    (a)       6.430    (a)       6.523
                                (b)       6.379    (b)       6.455
  Ending AUV................    (a)       6.523    (a)       8.324
                                (b)       6.455    (b)       8.216
  Ending Number of AUs......    (a)   1,483,547    (a)   1,202,972
                                (b)     117,667    (b)     107,665
-------------------------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

                               INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II A-CLASS PORTFOLIOS    4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception
  Date - 9/5/00)
  Beginning AUV.............         N/A       (a)      10.00    (a)      7.109    (a)      5.642    (a)      4.604
                                               (b)       8.03    (b)      7.105    (b)      5.625    (b)      4.578
  Ending AUV................         N/A       (a)       7.11    (a)      5.642    (a)      4.604    (a)      5.371
                                               (b)       7.10    (b)      5.625    (b)      4.578    (b)      5.327
  Ending Number of AUs......         N/A       (a)     30,980    (a)    109,746    (a)    155,299    (a)    177,965
                                               (b)        335    (b)     10,661    (b)      9,776    (b)     23,464
-------------------------------------------------------------------------------------------------------------------
Cash Management (Inception
  Date - 11/29/99)
  Beginning AUV.............       10.00       (a)      10.20    (a)     10.707    (a)     10.891    (a)     10.923
                                               (b)      10.60    (b)     10.710    (b)     10.886    (b)     10.891
  Ending AUV................       10.20       (a)      10.71    (a)     10.891    (a)     10.923    (a)     10.891
                                               (b)      10.71    (b)     10.886    (b)     10.891    (b)     10.832
  Ending Number of AUs......       3,737       (a)     58,423    (a)    171,876    (a)    321,915    (a)    375,789
                                               (b)        495    (b)      5,858    (b)     43,742    (b)     44,481
-------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception
  Date - 12/27/99)
  Beginning AUV.............       10.00       (a)      10.01    (a)     10.740    (a)     11.343    (a)     12.402
                                               (b)      10.64    (b)     10.734    (b)     11.305    (b)     12.330
  Ending AUV................       10.01       (a)      10.74    (a)     11.343    (a)     12.402    (a)     13.215
                                               (b)      10.73    (b)     11.305    (b)     12.330    (b)     13.105
  Ending Number of AUs......       3,500       (a)     87,233    (a)    208,179    (a)    428,783    (a)  1,216,579
                                               (b)         90    (b)     40,808    (b)     62,702    (b)    142,952
-------------------------------------------------------------------------------------------------------------------
Davis Venture Value
  (Inception Date - 10/28/99)
  Beginning AUV.............       10.00       (a)      11.61    (a)     10.816    (a)      9.889    (a)      8.635
                                               (b)      11.59    (b)     10.807    (b)      9.857    (b)      8.585
  Ending AUV................       11.61       (a)      10.82    (a)      9.889    (a)      8.635    (a)     11.288
                                               (b)      10.81    (b)      9.857    (b)      8.585    (b)     11.195
  Ending Number of AUs......     353,493       (a)  1,957,911    (a)  3,277,861    (a)  3,552,389    (a)  4,219,824
                                               (b)     16,912    (b)    167,991    (b)    274,799    (b)    431,379
-------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - 1/3/00)
  Beginning AUV.............       10.00       (a)       9.51    (a)     10.714    (a)     11.602    (a)     10.025
                                               (b)      10.18    (b)     10.714    (b)     11.592    (b)      9.991
  Ending AUV................        9.51       (a)      10.71    (a)     11.602    (a)     10.025    (a)     12.541
                                               (b)      10.71    (b)     11.592    (b)      9.991    (b)     12.467
  Ending Number of AUs......       3,381       (a)     30,007    (a)     69,011    (a)     74,185    (a)     60,730
                                               (b)         --    (b)      1,004    (b)     11,035    (b)      8,220
-------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception
  Date - 11/10/99)
  Beginning AUV.............       10.00       (a)      11.53    (a)      8.062    (a)      8.844    (a)      7.355
                                               (b)       9.07    (b)      8.072    (b)      8.832    (b)      7.327
  Ending AUV................       11.53       (a)       8.06    (a)      8.844    (a)      7.355    (a)     11.021
                                               (b)       8.07    (b)      8.832    (b)      7.327    (b)     10.952
  Ending Number of AUs......      16,356       (a)    152,174    (a)    132,773    (a)    102,396    (a)     81,009
                                               (b)      2,733    (b)      6,718    (b)     10,925    (b)      6,243
-------------------------------------------------------------------------------------------------------------------

                                  4/30/04 TO         4/30/05 TO
POLARIS II A-CLASS PORTFOLIOS      4/30/05            4/30/06
-----------------------------  -----------------------------------
-----------------------------  -----------------------------------
Blue Chip Growth (Inception
  Date - 9/5/00)
  Beginning AUV.............    (a)       5.371    (a)       5.292
                                (b)       5.327    (b)       5.236
  Ending AUV................    (a)       5.292    (a)       5.884
                                (b)       5.236    (b)       5.808
  Ending Number of AUs......    (a)     241,276    (a)     260,028
                                (b)      27,066    (b)      28,597
-------------------------------------------------------------------------------------------------------------------
Cash Management (Inception
  Date - 11/29/99)
  Beginning AUV.............    (a)      10.891    (a)      10.945
                                (b)      10.832    (b)      10.857
  Ending AUV................    (a)      10.945    (a)      11.225
                                (b)      10.857    (b)      11.107
  Ending Number of AUs......    (a)     510,350    (a)     804,706
                                (b)      31,888    (b)      27,078
-------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception
  Date - 12/27/99)
  Beginning AUV.............    (a)      13.215    (a)      13.780
                                (b)      13.105    (b)      13.631
  Ending AUV................    (a)      13.780    (a)      14.029
                                (b)      13.631    (b)      13.843
  Ending Number of AUs......    (a)   2,764,553    (a)   4,562,372
                                (b)     234,296    (b)     337,270
-------------------------------------------------------------------------------------------------------------------
Davis Venture Value
  (Inception Date - 10/28/99)
  Beginning AUV.............    (a)      11.288    (a)      12.307
                                (b)      11.195    (b)      12.175
  Ending AUV................    (a)      12.307    (a)      14.337
                                (b)      12.175    (b)      14.148
  Ending Number of AUs......    (a)   5,266,766    (a)   6,702,969
                                (b)     543,292    (b)     611,298
-------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - 1/3/00)
  Beginning AUV.............    (a)      12.541    (a)      12.817
                                (b)      12.467    (b)      12.709
  Ending AUV................    (a)      12.817    (a)      13.611
                                (b)      12.709    (b)      13.462
  Ending Number of AUs......    (a)      71,462    (a)      65,695
                                (b)       5,785    (b)       6,606
-------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception
  Date - 11/10/99)
  Beginning AUV.............    (a)      11.021    (a)      13.611
                                (b)      10.952    (b)      13.492
  Ending AUV................    (a)      13.611    (a)      22.326
                                (b)      13.492    (b)      22.076
  Ending Number of AUs......    (a)      83,882    (a)     196,270
                                (b)       8,275    (b)      22,819
-------------------------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

                               INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II A-CLASS PORTFOLIOS    4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date - 11/1/99)
  Beginning AUV.............       10.00       (a)      10.03    (a)     10.676    (a)      9.858    (a)      8.200
                                               (b)      10.78    (b)     10.674    (b)      9.829    (b)      8.156
  Ending AUV................       10.03       (a)      10.68    (a)      9.858    (a)      8.200    (a)     10.153
                                               (b)      10.67    (b)      9.829    (b)      8.156    (b)     10.073
  Ending Number of AUs......      49,962       (a)    227,673    (a)    469,139    (a)    560,019    (a)    833,201
                                               (b)        206    (b)     21,853    (b)     24,706    (b)     44,202
-------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
  11/29/99)
  Beginning AUV.............       10.00       (a)      10.20    (a)     11.015    (a)     11.307    (a)     12.105
                                               (b)      10.92    (b)     11.012    (b)     11.275    (b)     12.040
  Ending AUV................       10.20       (a)      11.01    (a)     11.307    (a)     12.105    (a)     12.246
                                               (b)      11.01    (b)     11.275    (b)     12.040    (b)     12.149
  Ending Number of AUs......       1,149       (a)     17,170    (a)     45,752    (a)     74,019    (a)    141,130
                                               (b)         44    (b)      4,201    (b)      6,954    (b)     11,858
-------------------------------------------------------------------------------------------------------------------
Global Equities (Inception
  Date - 11/8/99)
  Beginning AUV.............       10.00       (a)      11.70    (a)      8.651    (a)      7.071    (a)      5.740
                                               (b)       9.90    (b)      8.647    (b)      7.051    (b)      5.710
  Ending AUV................       11.70       (a)       8.65    (a)      7.071    (a)      5.740    (a)      6.936
                                               (b)       8.65    (b)      7.051    (b)      5.710    (b)      6.882
  Ending Number of AUs......      81,597       (a)    506,012    (a)    628,393    (a)    477,240    (a)    388,668
                                               (b)      2,756    (b)      9,687    (b)      9,781    (b)      7,971
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research
  (Inception Date - 8/1/00)
  Beginning AUV.............         N/A       (a)      10.00    (a)      8.715    (a)      6.088    (a)      5.244
                                               (b)       9.76    (b)      8.716    (b)      6.072    (b)      5.216
  Ending AUV................         N/A       (a)       8.72    (a)      6.088    (a)      5.244    (a)      6.436
                                               (b)       8.72    (b)      6.072    (b)      5.216    (b)      6.386
  Ending Number of AUs......         N/A       (a)     31,175    (a)     80,348    (a)     76,812    (a)    117,350
                                               (b)        326    (b)      7,463    (b)     10,045    (b)     10,208
-------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date
  - 11/1/99)
  Beginning AUV.............       10.00       (a)      11.39    (a)      9.513    (a)      8.093    (a)      6.979
                                               (b)      10.42    (b)      9.507    (b)      8.069    (b)      6.941
  Ending AUV................       11.39       (a)       9.51    (a)      8.093    (a)      6.979    (a)      8.348
                                               (b)       9.51    (b)      8.069    (b)      6.941    (b)      8.282
  Ending Number of AUs......     335,543       (a)  1,673,087    (a)  2,296,734    (a)  1,743,668    (a)  1,520,053
                                               (b)      8,279    (b)    107,132    (b)    109,068    (b)     97,758
-------------------------------------------------------------------------------------------------------------------
Growth Opportunities
  (Inception Date - 8/22/00)
  Beginning AUV.............         N/A       (a)      10.00    (a)      6.857    (a)      5.010    (a)      3.637
                                               (b)       8.60    (b)      6.857    (b)      5.241    (b)      3.833
  Ending AUV................         N/A       (a)       6.86    (a)      5.010    (a)      3.637    (a)      4.409
                                               (b)       6.86    (b)      5.241    (b)      3.833    (b)      4.634
  Ending Number of AUs......         N/A       (a)     54,857    (a)     75,693    (a)     48,013    (a)     54,926
                                               (b)         --    (b)          5    (b)        317    (b)      3,556
-------------------------------------------------------------------------------------------------------------------

                                  4/30/04 TO         4/30/05 TO
POLARIS II A-CLASS PORTFOLIOS      4/30/05            4/30/06
-----------------------------  -----------------------------------
-----------------------------  -----------------------------------
Federated American Leaders
  (Inception Date - 11/1/99)
  Beginning AUV.............    (a)      10.153    (a)      10.805
                                (b)      10.073    (b)      10.694
  Ending AUV................    (a)      10.805    (a)      12.091
                                (b)      10.694    (b)      11.936
  Ending Number of AUs......    (a)   1,123,719    (a)   1,357,985
                                (b)      69,259    (b)      87,605
-------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -
  11/29/99)
  Beginning AUV.............    (a)      12.246    (a)      12.807
                                (b)      12.149    (b)      12.675
  Ending AUV................    (a)      12.807    (a)      13.176
                                (b)      12.675    (b)      13.007
  Ending Number of AUs......    (a)     271,920    (a)     456,308
                                (b)      23,374    (b)      23,310
-------------------------------------------------------------------------------------------------------------------
Global Equities (Inception
  Date - 11/8/99)
  Beginning AUV.............    (a)       6.936    (a)       7.351
                                (b)       6.882    (b)       7.275
  Ending AUV................    (a)       7.351    (a)       9.906
                                (b)       7.275    (b)       9.780
  Ending Number of AUs......    (a)     293,259    (a)     338,904
                                (b)       7,970    (b)      13,209
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research
  (Inception Date - 8/1/00)
  Beginning AUV.............    (a)       6.436    (a)       6.560
                                (b)       6.386    (b)       6.493
  Ending AUV................    (a)       6.560    (a)       7.678
                                (b)       6.493    (b)       7.580
  Ending Number of AUs......    (a)     166,184    (a)     235,585
                                (b)      12,093    (b)      13,250
-------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date
  - 11/1/99)
  Beginning AUV.............    (a)       8.348    (a)       8.513
                                (b)       8.282    (b)       8.424
  Ending AUV................    (a)       8.513    (a)       9.986
                                (b)       8.424    (b)       9.857
  Ending Number of AUs......    (a)   1,251,543    (a)   1,162,523
                                (b)      91,889    (b)      86,364
-------------------------------------------------------------------------------------------------------------------
Growth Opportunities
  (Inception Date - 8/22/00)
  Beginning AUV.............    (a)       4.409    (a)       4.383
                                (b)       4.634    (b)       4.595
  Ending AUV................    (a)       4.383    (a)       6.010
                                (b)       4.595    (b)       6.284
  Ending Number of AUs......    (a)      63,432    (a)     169,812
                                (b)       2,026    (b)      13,386
-------------------------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

                               INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II A-CLASS PORTFOLIOS    4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception
  Date - 11/29/99)
  Beginning AUV.............       10.00       (a)      10.06    (a)      9.299    (a)      8.744    (a)      9.005
                                               (b)       9.71    (b)      9.299    (b)      8.728    (b)      8.965
  Ending AUV................       10.06       (a)       9.30    (a)      8.744    (a)      9.005    (a)     10.682
                                               (b)       9.30    (b)      8.728    (b)      8.965    (b)     10.608
  Ending Number of AUs......      13,058       (a)     91,018    (a)    182,420    (a)    267,960    (a)    587,922
                                               (b)         --    (b)      5,112    (b)     18,202    (b)     46,284
-------------------------------------------------------------------------------------------------------------------
International Diversified
  Equities (Inception Date -
  11/23/99)
  Beginning AUV.............       10.00       (a)       9.87    (a)      7.958    (a)      6.634    (a)      4.641
                                               (b)       8.63    (b)      7.953    (b)      6.614    (b)      4.616
  Ending AUV................        9.87       (a)       7.96    (a)      6.634    (a)      4.641    (a)      6.156
                                               (b)       7.95    (b)      6.614    (b)      4.616    (b)      6.111
  Ending Number of AUs......      30,627       (a)    139,489    (a)    216,629    (a)    204,331    (a)    259,738
                                               (b)        656    (b)      1,943    (b)      1,550    (b)     11,443
-------------------------------------------------------------------------------------------------------------------
International Growth and
  Income (Inception Date -
  10/28/99)
  Beginning AUV.............       10.00       (a)      10.82    (a)      9.717    (a)      8.498    (a)      6.648
                                               (b)      10.46    (b)      9.715    (b)      8.476    (b)      6.614
  Ending AUV................       10.82       (a)       9.72    (a)      8.498    (a)      6.648    (a)      9.079
                                               (b)       9.72    (b)      8.476    (b)      6.614    (b)      9.011
  Ending Number of AUs......     132,522       (a)    663,722    (a)    907,962    (a)    837,785    (a)    748,220
                                               (b)      1,472    (b)     20,303    (b)     32,278    (b)     35,769
-------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors
  Trust (Inception Date -
  11/1/99)
  Beginning AUV.............       10.00       (a)      10.49    (a)      9.736    (a)      8.225    (a)      7.039
                                               (b)      10.34    (b)      9.735    (b)      8.203    (b)      7.003
  Ending AUV................       10.49       (a)       9.74    (a)      8.225    (a)      7.039    (a)      8.136
                                               (b)       9.74    (b)      8.203    (b)      7.003    (b)      8.074
  Ending Number of AUs......     114,191       (a)    581,736    (a)    972,320    (a)    902,075    (a)    805,399
                                               (b)      5,570    (b)     66,103    (b)     90,251    (b)     91,094
-------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception
  Date - 11/1/99)
  Beginning AUV.............       10.00       (a)      13.69    (a)     13.193    (a)      8.269    (a)      5.884
                                               (b)      14.87    (b)     13.188    (b)      8.244    (b)      5.852
  Ending AUV................       13.69       (a)      13.19    (a)      8.269    (a)      5.884    (a)      7.834
                                               (b)      13.19    (b)      8.244    (b)      5.852    (b)      7.772
  Ending Number of AUs......      30,505       (a)    344,347    (a)    442,836    (a)    449,234    (a)    441,724
                                               (b)        306    (b)     25,484    (b)     33,748    (b)     35,097
-------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception
  Date - 10/28/99)
  Beginning AUV.............       10.00       (a)      10.22    (a)     11.789    (a)     11.859    (a)     11.289
                                               (b)      11.64    (b)     11.782    (b)     11.821    (b)     11.226
  Ending AUV................       10.22       (a)      11.79    (a)     11.859    (a)     11.289    (a)     12.842
                                               (b)      11.78    (b)     11.821    (b)     11.226    (b)     12.738
  Ending Number of AUs......      50,264       (a)    355,139    (a)  1,374,837    (a)  2,391,121    (a)  3,949,893
                                               (b)      4,588    (b)     94,278    (b)    218,848    (b)    432,049
-------------------------------------------------------------------------------------------------------------------

                                  4/30/04 TO         4/30/05 TO
POLARIS II A-CLASS PORTFOLIOS      4/30/05            4/30/06
-----------------------------  -----------------------------------
-----------------------------  -----------------------------------
High-Yield Bond (Inception
  Date - 11/29/99)
  Beginning AUV.............    (a)      10.682    (a)      12.020
                                (b)      10.608    (b)      11.908
  Ending AUV................    (a)      12.020    (a)      13.890
                                (b)      11.908    (b)      13.726
  Ending Number of AUs......    (a)     781,111    (a)     870,580
                                (b)      53,321    (b)      86,097
-------------------------------------------------------------------------------------------------------------------
International Diversified
  Equities (Inception Date -
  11/23/99)
  Beginning AUV.............    (a)       6.156    (a)       6.854
                                (b)       6.111    (b)       6.788
  Ending AUV................    (a)       6.854    (a)       9.171
                                (b)       6.788    (b)       9.060
  Ending Number of AUs......    (a)     292,725    (a)     407,610
                                (b)      15,209    (b)      24,395
-------------------------------------------------------------------------------------------------------------------
International Growth and
  Income (Inception Date -
  10/28/99)
  Beginning AUV.............    (a)       9.079    (a)      10.236
                                (b)       9.011    (b)      10.133
  Ending AUV................    (a)      10.236    (a)      13.867
                                (b)      10.133    (b)      13.694
  Ending Number of AUs......    (a)     872,379    (a)   1,073,873
                                (b)      36,801    (b)      47,834
-------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors
  Trust (Inception Date -
  11/1/99)
  Beginning AUV.............    (a)       8.136    (a)       8.858
                                (b)       8.074    (b)       8.768
  Ending AUV................    (a)       8.858    (a)      10.312
                                (b)       8.768    (b)      10.182
  Ending Number of AUs......    (a)     671,759    (a)     597,515
                                (b)      62,443    (b)      53,995
-------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception
  Date - 11/1/99)
  Beginning AUV.............    (a)       7.834    (a)       7.605
                                (b)       7.772    (b)       7.525
  Ending AUV................    (a)       7.605    (a)       9.270
                                (b)       7.525    (b)       9.151
  Ending Number of AUs......    (a)     428,891    (a)     431,707
                                (b)      35,343    (b)      31,078
-------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception
  Date - 10/28/99)
  Beginning AUV.............    (a)      12.842    (a)      13.850
                                (b)      12.738    (b)      13.703
  Ending AUV................    (a)      13.850    (a)      14.899
                                (b)      13.703    (b)      14.704
  Ending Number of AUs......    (a)   6,359,705    (a)   9,362,480
                                (b)     625,544    (b)     723,784
-------------------------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

                               INCEPTION TO     4/30/00 TO        4/30/01 TO        4/30/02 TO        4/30/03 TO
POLARIS II A-CLASS PORTFOLIOS    4/30/00          4/30/01           4/30/02           4/30/03           4/30/04
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - 11/1/99)
  Beginning AUV.............       10.00       (a)      11.33    (a)      8.383    (a)      6.571    (a)      5.480
                                               (b)       9.55    (b)      8.380    (b)      6.553    (b)      5.451
  Ending AUV................       11.33       (a)       8.38    (a)      6.571    (a)      5.480    (a)      6.333
                                               (b)       8.38    (b)      6.553    (b)      5.451    (b)      6.284
  Ending Number of AUs......     177,965       (a)    820,691    (a)    953,847    (a)    817,468    (a)  1,063,200
                                               (b)      3,244    (b)     25,257    (b)     22,523    (b)     93,442
-------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date -
  2/7/00)
  Beginning AUV.............       10.00       (a)      10.77    (a)     12.621    (a)     14.317    (a)     14.880
                                               (b)      12.42    (b)     12.623    (b)     14.279    (b)     14.804
  Ending AUV................       10.77       (a)      12.62    (a)     14.317    (a)     14.880    (a)     18.683
                                               (b)      12.62    (b)     14.279    (b)     14.804    (b)     18.540
  Ending Number of AUs......       2,461       (a)     15,795    (a)     69,705    (a)     88,262    (a)    108,473
                                               (b)         39    (b)        928    (b)      3,919    (b)      5,621
-------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - 10/28/99)
  Beginning AUV.............       10.00       (a)      11.01    (a)      9.336    (a)      8.175    (a)      7.437
                                               (b)      10.08    (b)      9.333    (b)      8.152    (b)      7.398
  Ending AUV................       11.01       (a)       9.34    (a)      8.175    (a)      7.437    (a)      8.207
                                               (b)       9.33    (b)      8.152    (b)      7.398    (b)      8.143
  Ending Number of AUs......      93,619       (a)    431,856    (a)    632,064    (a)    550,347    (a)    530,846
                                               (b)        265    (b)     19,591    (b)     24,362    (b)     27,544
-------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -
  8/21/00)
  Beginning AUV.............         N/A       (a)      10.00    (a)      4.375    (a)      2.507    (a)      1.815
                                               (b)       6.68    (b)      4.375    (b)      2.499    (b)      1.805
  Ending AUV................         N/A       (a)       4.38    (a)      2.507    (a)      1.815    (a)      2.174
                                               (b)       4.38    (b)      2.499    (b)      1.805    (b)      2.157
  Ending Number of AUs......         N/A       (a)     23,583    (a)     46,009    (a)     58,799    (a)    108,335
                                               (b)         --    (b)      3,185    (b)      7,962    (b)     13,639
-------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception
  Date - 12/16/99)
  Beginning AUV.............       10.00       (a)       9.91    (a)      9.278    (a)      7.325    (a)      6.050
                                               (b)       9.12    (b)      9.277    (b)      7.311    (b)      6.023
  Ending AUV................        9.91       (a)       9.28    (a)      7.325    (a)      6.050    (a)      6.962
                                               (b)       9.28    (b)      7.311    (b)      6.023    (b)      6.914
  Ending Number of AUs......       9,175       (a)     69,692    (a)     77,161    (a)     61,703    (a)     40,778
                                               (b)        104    (b)      3,437    (b)      3,965    (b)      4,149
-------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - 11/10/99)
  Beginning AUV.............       10.00       (a)      10.42    (a)      9.735    (a)      9.735    (a)     10.471
                                               (b)      10.54    (b)      9.735    (b)      9.711    (b)     10.420
  Ending AUV................       10.42       (a)       9.74    (a)      9.735    (a)     10.471    (a)     11.563
                                               (b)       9.74    (b)      9.711    (b)     10.420    (b)     11.477
  Ending Number of AUs......       3,802       (a)     31,309    (a)     42,247    (a)     63,528    (a)    126,343
                                               (b)         --    (b)      3,483    (b)      6,051    (b)     14,716
-------------------------------------------------------------------------------------------------------------------

                                  4/30/04 TO         4/30/05 TO
POLARIS II A-CLASS PORTFOLIOS      4/30/05            4/30/06
-----------------------------  -----------------------------------
-----------------------------  -----------------------------------
Putnam Growth: Voyager
  (Inception Date - 11/1/99)
  Beginning AUV.............    (a)       6.333    (a)       6.216
                                (b)       6.284    (b)       6.153
  Ending AUV................    (a)       6.216    (a)       7.239
                                (b)       6.153    (b)       7.147
  Ending Number of AUs......    (a)   1,613,813    (a)   1,580,172
                                (b)     143,580    (b)     156,143
-------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date -
  2/7/00)
  Beginning AUV.............    (a)      18.683    (a)      24.630
                                (b)      18.540    (b)      24.381
  Ending AUV................    (a)      24.630    (a)      31.919
                                (b)      24.381    (b)      31.518
  Ending Number of AUs......    (a)     158,560    (a)     272,232
                                (b)      13,970    (b)      24,183
-------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - 10/28/99)
  Beginning AUV.............    (a)       8.207    (a)       8.489
                                (b)       8.143    (b)       8.401
  Ending AUV................    (a)       8.489    (a)       9.096
                                (b)       8.401    (b)       8.980
  Ending Number of AUs......    (a)     538,668    (a)     515,685
                                (b)      30,592    (b)      28,856
-------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -
  8/21/00)
  Beginning AUV.............    (a)       2.174    (a)       2.063
                                (b)       2.157    (b)       2.041
  Ending AUV................    (a)       2.063    (a)       2.413
                                (b)       2.041    (b)       2.381
  Ending Number of AUs......    (a)     126,057    (a)     149,420
                                (b)      14,654    (b)      20,618
-------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception
  Date - 12/16/99)
  Beginning AUV.............    (a)       6.962    (a)       8.084
                                (b)       6.914    (b)       8.007
  Ending AUV................    (a)       8.084    (a)       8.968
                                (b)       8.007    (b)       8.861
  Ending Number of AUs......    (a)      39,917    (a)      33,835
                                (b)       4,376    (b)       4,531
-------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - 11/10/99)
  Beginning AUV.............    (a)      11.563    (a)      12.571
                                (b)      11.477    (b)      12.446
  Ending AUV................    (a)      12.571    (a)      13.892
                                (b)      12.446    (b)      13.720
  Ending Number of AUs......    (a)     241,802    (a)     338,864
                                (b)      17,004    (b)      20,271
-------------------------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

                                               4/30/00
                               INCEPTION TO      TO         4/30/01 TO        4/30/02 TO        4/30/03 TO         4/30/04 TO
POLARIS II A-CLASS PORTFOLIOS    4/30/00       4/30/01        4/30/02           4/30/03           4/30/04           4/30/05
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II SHARES
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock,
  Class II Shares (Inception
  Date - 10/15/01)
  Beginning AUV.............       N/A              N/A    (a)     10.000    (a)     10.027    (a)      8.408    (a)      10.799
                                                           (b)     10.000    (b)     10.017    (b)      8.378    (b)      10.734
  Ending AUV................       N/A              N/A    (a)     10.027    (a)      8.408    (a)     10.799    (a)      11.995
                                                           (b)     10.017    (b)      8.378    (b)     10.734    (b)      11.894
  Ending Number of AUs......       N/A              N/A    (a)    458,910    (a)  1,732,236    (a)  4,509,831    (a)   9,483,533
                                                           (b)     30,268    (b)    145,026    (b)    462,772    (b)     846,244
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic
  Growth, Class II Shares
  (Inception Date - 10/15/01)
  Beginning AUV.............       N/A              N/A    (a)     10.000    (a)      9.449    (a)      7.332    (a)       8.514
                                                           (b)     10.000    (b)      9.471    (b)      7.331    (b)       8.491
  Ending AUV................       N/A              N/A    (a)      9.449    (a)      7.332    (a)      8.514    (a)       8.603
                                                           (b)      9.471    (b)      7.331    (b)      8.491    (b)       8.559
  Ending Number of AUs......       N/A              N/A    (a)     51,578    (a)    221,473    (a)    568,055    (a)     738,594
                                                           (b)     13,454    (b)     39,858    (b)     76,046    (b)      81,765
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and
  Income, Class II Shares
  (Inception Date - 10/15/01)
  Beginning AUV.............       N/A              N/A    (a)     10.000    (a)     10.807    (a)      9.051    (a)      11.287
                                                           (b)     10.000    (b)     10.776    (b)      9.003    (b)      11.199
  Ending AUV................       N/A              N/A    (a)     10.807    (a)      9.051    (a)     11.287    (a)      12.623
                                                           (b)     10.776    (b)      9.003    (b)     11.199    (b)      12.494
  Ending Number of AUs......       N/A              N/A    (a)    187,349    (a)    977,264    (a)  2,967,167    (a)   6,430,178
                                                           (b)     21,215    (b)    124,050    (b)    313,207    (b)     575,351
--------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund
  Growth and Income
  (Inception Date - 5/1/02)
  Beginning AUV.............       N/A              N/A               N/A    (a)     10.000    (a)      8.561    (a)      10.654
                                                                             (b)     10.000    (b)      8.540    (b)      10.602
  Ending AUV................       N/A              N/A               N/A    (a)      8.561    (a)     10.654    (a)      11.375
                                                                             (b)      8.540    (b)     10.602    (b)      11.291
  Ending Number of AUs......       N/A              N/A               N/A    (a)  1,045,100    (a)  4,090,198    (a)   8,213,816
                                                                             (b)     99,187    (b)    472,794    (b)     736,996
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid
  Cap Value (Inception Date -
  5/1/02)
  Beginning AUV.............       N/A              N/A               N/A    (a)     10.000    (a)      8.378    (a)      11.113
                                                                             (b)     10.000    (b)      8.358    (b)      11.059
  Ending AUV................       N/A              N/A               N/A    (a)      8.378    (a)     11.113    (a)      12.335
                                                                             (b)      8.358    (b)     11.059    (b)      12.243
  Ending Number of AUs......       N/A              N/A               N/A    (a)    585,524    (a)  2,311,323    (a)   5,243,266
                                                                             (b)     81,785    (b)    287,550    (b)     514,307
--------------------------------------------------------------------------------------------------------------------------------


                                  4/30/05 TO
POLARIS II A-CLASS PORTFOLIOS      4/30/06
-----------------------------  ----------------
-----------------------------  ----------------
VAN KAMPEN LIFE INVESTMENT TR
----------------------------------------------------------
Van Kampen LIT Comstock,
  Class II Shares (Inception
  Date - 10/15/01)
  Beginning AUV.............    (a)      11.995
                                (b)      11.894
  Ending AUV................    (a)      13.357
                                (b)      13.211
  Ending Number of AUs......    (a)  14,410,178
                                (b)   1,066,825
----------------------------------------------------------------------
Van Kampen LIT Strategic
  Growth, Class II Shares
  (Inception Date - 10/15/01)
  Beginning AUV.............    (a)       8.603
                                (b)       8.559
  Ending AUV................    (a)      10.372
                                (b)      10.293
  Ending Number of AUs......    (a)     814,588
                                (b)      83,102
----------------------------------------------------------------------------------
Van Kampen LIT Growth and
  Income, Class II Shares
  (Inception Date - 10/15/01)
  Beginning AUV.............    (a)      12.623
                                (b)      12.494
  Ending AUV................    (a)      14.660
                                (b)      14.473
  Ending Number of AUs......    (a)  10,216,580
                                (b)     866,068
----------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund
  Growth and Income
  (Inception Date - 5/1/02)
  Beginning AUV.............    (a)      11.375
                                (b)      11.291
  Ending AUV................    (a)      13.164
                                (b)      13.034
  Ending Number of AUs......    (a)  11,151,339
                                (b)     869,840
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid
  Cap Value (Inception Date -
  5/1/02)
  Beginning AUV.............    (a)      12.335
                                (b)      12.243
  Ending AUV................    (a)      14.476
                                (b)      14.333
  Ending Number of AUs......    (a)   8,407,700
                                (b)     646,082
--------------------------------------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

                                               4/30/00
                               INCEPTION TO      TO         4/30/01 TO        4/30/02 TO        4/30/03 TO         4/30/04 TO
POLARIS II A-CLASS PORTFOLIOS    4/30/00       4/30/01        4/30/02           4/30/03           4/30/04           4/30/05
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - CLASS 2 SHARES
--------------------------------------------------------------------------------------------------------------------------------
American Funds Asset
  Allocation (Inception Date
  - 9/30/02)
  Beginning AUV.............       N/A              N/A               N/A    (a)     10.000    (a)     10.763    (a)      12.438
                                                                             (b)     10.000    (b)     10.755    (b)      12.398
  Ending AUV................       N/A              N/A               N/A    (a)     10.763    (a)     12.438    (a)      13.183
                                                                             (b)     10.755    (b)     12.398    (b)      13.107
  Ending Number of AUs......       N/A              N/A               N/A    (a)    799,987    (a)  4,341,675    (a)   9,466,337
                                                                             (b)     53,140    (b)    457,726    (b)     815,311
--------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth
  (Inception Date - 9/30/02)
  Beginning AUV.............       N/A              N/A               N/A    (a)     10.000    (a)     11.274    (a)      14.832
                                                                             (b)     10.000    (b)     11.264    (b)      14.783
  Ending AUV................       N/A              N/A               N/A    (a)     11.274    (a)     14.832    (a)      15.894
                                                                             (b)     11.264    (b)     14.783    (b)      15.801
  Ending Number of AUs......       N/A              N/A               N/A    (a)    174,275    (a)  1,616,933    (a)   4,595,577
                                                                             (b)      6,326    (b)    189,446    (b)     354,881
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth
  (Inception Date - 9/30/02)
  Beginning AUV.............       N/A              N/A               N/A    (a)     10.000    (a)     11.766    (a)      15.002
                                                                             (b)     10.000    (b)     11.753    (b)      14.949
  Ending AUV................       N/A              N/A               N/A    (a)     11.766    (a)     15.002    (a)      15.838
                                                                             (b)     11.753    (b)     14.949    (b)      15.742
  Ending Number of AUs......       N/A              N/A               N/A    (a)    464,391    (a)  3,076,002    (a)   6,864,169
                                                                             (b)     38,822    (b)    439,457    (b)     687,441
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  (Inception Date - 9/30/02)
  Beginning AUV.............       N/A              N/A               N/A    (a)     10.000    (a)     11.390    (a)      14.389
                                                                             (b)     10.000    (b)     11.368    (b)      14.325
  Ending AUV................       N/A              N/A               N/A    (a)     11.390    (a)     14.389    (a)      14.931
                                                                             (b)     11.368    (b)     14.325    (b)      14.828
  Ending Number of AUs......       N/A              N/A               N/A    (a)    987,417    (a)  6,182,253    (a)  13,337,082
                                                                             (b)     88,643    (b)    642,993    (b)   1,135,519
--------------------------------------------------------------------------------------------------------------------------------


                                  4/30/05 TO
POLARIS II A-CLASS PORTFOLIOS      4/30/06
-----------------------------  ----------------
-----------------------------  ----------------
AMERICAN FUNDS INSURANCE SERI
--------------------------------------------------------------------------------------------------------------------------------
American Funds Asset
  Allocation (Inception Date
  - 9/30/02)
  Beginning AUV.............    (a)      13.183
                                (b)      13.107
  Ending AUV................    (a)      15.702
                                (b)      15.573
  Ending Number of AUs......    (a)  13,103,706
                                (b)     932,681
--------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth
  (Inception Date - 9/30/02)
  Beginning AUV.............    (a)      15.894
                                (b)      15.801
  Ending AUV................    (a)      20.623
                                (b)      20.452
  Ending Number of AUs......    (a)   7,798,924
                                (b)     484,315
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth
  (Inception Date - 9/30/02)
  Beginning AUV.............    (a)      15.838
                                (b)      15.742
  Ending AUV................    (a)      20.070
                                (b)      19.899
  Ending Number of AUs......    (a)   9,787,813
                                (b)     794,593
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  (Inception Date - 9/30/02)
  Beginning AUV.............    (a)      14.931
                                (b)      14.828
  Ending AUV................    (a)      17.292
                                (b)      17.130
  Ending Number of AUs......    (a)  18,505,375
                                (b)   1,368,729
--------------------------------------------------------------------------------------------------------------------------------


         (a) Without election of optional EstatePlus feature.
         (b) With election of optional EstatePlus feature.
         AUV - Accumulation Unit Value
         AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.


The term "Continuation Net Purchase Payments" is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.


The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Purchase Payment Accumulation Option

          If the original owner of the contract elected Option 1, Purchase Payment Accumulation Option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

          d. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Contract value on the Continuation Date plus Gross Purchase
                 Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

             (2) 125% of the contract value.


          If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.


     2.  Maximum Anniversary Value Option

          If the original owner of the contract elected Option 2, Maximum Anniversary Option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the

          Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date plus Gross Purchase Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (3) Contract value on the Continuation Date plus Gross Purchase
                 Payment reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

             (4) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.


Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before June 1, 2004.


B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.


If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.


What is the Contract Year of Death?



Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.



What is the EstatePlus Benefit?



We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where


     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus Benefit?



The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.


Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the

    Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1

                  = [(1.05)/(1.04+0.005)]18/12 - 1

                  = (1.004785)(1.5) - 1

                  = 1.007186 - 1

                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.


-------------------------------------------------------------------------------------------------------------
     IF AT ISSUE       MINIMUM ANNUAL INCOME IF YOU ELECT TO RECEIVE INCOME PAYMENTS ON CONTRACT ANNIVERSARY
       YOU ARE                  7                     10                    15                    20
-------------------------------------------------------------------------------------------------------------
Male                          6,108                 6,672                 7,716                 8,832
age 60*
-------------------------------------------------------------------------------------------------------------
Female                        5,388                 5,880                 6,900                 8,112
age 60*
-------------------------------------------------------------------------------------------------------------
Joint**                       4,716                 5,028                 5,544                 5,928
Male-60
Female-60
-------------------------------------------------------------------------------------------------------------


 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Purchase Payment(s).                                   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Minnesota
                                   penalty free withdrawal amount.                               Oregon
--------------------------------------------------------------------------------------------------------------------
 Market Value Adjustment           L equal to 0.0025                                             Florida
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Please forward a copy (without charge) of the Polaris(II) A-Class Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                  [POLARIS(II) A - CLASS PLATINUM SERIES LOGO]

                                   PROSPECTUS


                                AUGUST 28, 2006




Please read this prospectus carefully       FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                issued by
future reference. It contains               AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                 in connection with
variable annuity.                           VARIABLE ANNUITY ACCOUNT SEVEN
                                            The annuity has several investment choices -- Variable Portfolios (which
To learn more about the annuity             are subaccounts of the separate account) and fixed account options. Each
offered in this prospectus, you can         Variable Portfolio invests exclusively in shares of one of the Underlying
obtain a copy of the Statement of           Funds listed below. The Variable Portfolios are part of American Funds
Additional Information ("SAI") dated        Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series
August 28, 2006. The SAI has been           Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van Kampen Life
filed with the United States                Investment Trust ("VKT").
Securities and Exchange Commission
("SEC") and is incorporated by              STOCKS:
reference into this prospectus. The           MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
Table of Contents of the SAI appears             - Aggressive Growth Portfolio                                     SAST
at the end of this prospectus. For a             - Blue Chip Growth Portfolio                                      SAST
free copy of the SAI, call us at                 - "Dogs" of Wall Street Portfolio*                                SAST
(800) 445-SUN2 or write to us at our          MANAGED BY ALLIANCEBERNSTEIN L.P.
Annuity Service Center, P.O. Box                 - Alliance Growth Portfolio                                       SAST
54299, Los Angeles, California                   - Growth-Income Portfolio                                         SAST
90054-0299.                                      - Small and Mid-Cap Value Portfolio                               SAST
                                              MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
In addition, the SEC maintains a                 - American Funds Global Growth Portfolio                          AFIS
website (http://www.sec.gov) that                - American Funds Growth Portfolio                                 AFIS
contains the SAI, materials                      - American Funds Growth-Income Portfolio                          AFIS
incorporated by reference and other           MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
information filed electronically with            - Davis Venture Value Portfolio                                   SAST
the SEC by the Company.                          - Real Estate Portfolio                                           SAST
                                              MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
ANNUITIES INVOLVE RISKS, INCLUDING               - Federated American Leaders Portfolio*                           SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE              - Telecom Utility Portfolio                                       SAST
NOT A DEPOSIT OR OBLIGATION OF, OR            MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
GUARANTEED OR ENDORSED BY, ANY BANK.             - Small Company Value Portfolio                                   SAST
THEY ARE NOT FEDERALLY INSURED BY THE         MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
FEDERAL DEPOSIT INSURANCE                        - Goldman Sachs Research Portfolio                                SAST
CORPORATION, THE FEDERAL RESERVE              MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
BOARD OR ANY OTHER AGENCY.                       - Global Equities Portfolio                                       SAST
                                              MANAGED BY LORD, ABBETT & CO. LLC
                                                 - Lord Abbett Growth and Income Portfolio                         LASF
                                                 - Lord Abbett Mid Cap Value Portfolio                             LASF
                                              MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                 - Marsico Growth Portfolio                                        SAST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Massachusetts Investors Trust Portfolio*                    SAST
                                                 - MFS Mid-Cap Growth Portfolio                                    SAST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                 - Growth Opportunities Portfolio                                  SAST
                                                 - International Diversified Equities Portfolio                    SAST
                                                 - Technology Portfolio                                            SAST
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                 - Emerging Markets Portfolio                                      SAST
                                                 - International Growth and Income Portfolio                       SAST
                                                 - Putnam Growth: Voyager Portfolio                                SAST
                                              MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                 - Foreign Value Portfolio                                         SAST
                                              MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.
                                                 - Van Kampen LIT Comstock Portfolio,
                                                   Class II Shares*                                                 VKT
                                                 - Van Kampen LIT Strategic Growth Portfolio,
                                                   Class II Shares                                                  VKT
                                                 - Van Kampen LIT Growth and Income Portfolio,
                                                   Class II Shares                                                  VKT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                 - Capital Appreciation Portfolio                                   AST
                                                 - Growth Portfolio                                                 AST
                                                 - Natural Resources Portfolio                                      AST
                                            BALANCED:
                                              MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                 - American Funds Asset Allocation Portfolio                       AFIS
                                              MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                 - SunAmerica Balanced Portfolio                                   SAST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                 - MFS Total Return Portfolio                                      SAST
                                              MANAGED BY WM ADVISORS, INC.
                                                 - Asset Allocation Portfolio                                       AST
                                            BONDS:
                                              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                 - High-Yield Bond Portfolio                                       SAST
                                              MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                 - Corporate Bond Portfolio                                        SAST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                 - Global Bond Portfolio                                           SAST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                 - Worldwide High Income Portfolio                                 SAST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                 - Government & Quality Bond Portfolio                              AST
                                            CASH:
                                              MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
                                                 - Cash Management Portfolio                                       SAST
                                            *  "Dogs" of Wall Street is an equity fund seeking total return. Federated
                                            American Leaders is an equity fund seeking growth of capital and income.
                                               Van Kampen LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
                                            ** Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "VanKampen."


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
                            TABLE OF CONTENTS
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 GLOSSARY..........................................................     2
 HIGHLIGHTS........................................................     3
 FEE TABLES........................................................     4
       Maximum Owner Transaction Expenses..........................     4
       Maximum Withdrawal Charges..................................     4
       Maximum Sales Charge........................................     4
       Contract Maintenance Fee....................................     4
       Separate Account Annual Expenses............................     4
       Optional Feature Fee........................................     4
       Underlying Fund Expenses....................................     4
 EXAMPLES..........................................................     5
 THE POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY..........     6
 PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE
  ANNUITY..........................................................     6
       Allocation of Purchase Payments.............................     7
       Accumulation Units..........................................     7
       Right to Examine............................................     8
       Exchange Offers.............................................     8
 INVESTMENT OPTIONS................................................     8
       Variable Portfolios.........................................     8
       Fixed Accounts..............................................     9
       Dollar Cost Averaging Fixed Accounts........................    10
       Dollar Cost Averaging Program...............................    10
       Polaris Portfolio Allocator Program.........................    10
       Transfers During the Accumulation Phase.....................    11
       Automatic Asset Rebalancing Program.........................    13
       Voting Rights...............................................    13
       Substitution, Addition or Deletion of Variable Portfolios...    13
 ACCESS TO YOUR MONEY..............................................    13
       Systematic Withdrawal Program...............................    14
       Minimum Contract Value......................................    14
 OPTIONAL LIVING BENEFITS..........................................    14
       MarketLock..................................................    14
 DEATH BENEFIT.....................................................    18
       Death Benefit Options.......................................    19
       Optional EstatePlus Benefit.................................    20
       Spousal Continuation........................................    21
 EXPENSES..........................................................    21
       Separate Account Expenses...................................    21
       Upfront Sales Charge........................................    21
       Reducing Your Sales Charges.................................    22
       Letter of Intent............................................    22
       Rights of Accumulation......................................    23
       Purchase Payments Subject to a Withdrawal Charge............    23
       Underlying Fund Expenses....................................    23
       Contract Maintenance Fee....................................    23
       Transfer Fee................................................    24
       MarketLock Fee..............................................    24
       Optional EstatePlus Fee.....................................    24
       Premium Tax.................................................    24
       Income Taxes................................................    24
       Reduction or Elimination of Fees, Expenses
        and Additional Amounts Credited............................    24
 INCOME OPTIONS....................................................    24
       Annuity Date................................................    24
       Annuity Income Options......................................    25
       Fixed or Variable Income Payments...........................    25
       Annuity Income Payments.....................................    25
       Transfers During the Income Phase...........................    26
       Deferment of Payments.......................................    26
 TAXES.............................................................    26
       Annuity Contracts in General................................    26
       Tax Treatment of Distributions - Non-Qualified Contracts....    26
       Tax Treatment of Distributions - Qualified Contracts........    27
       Minimum Distributions.......................................    28
       Tax Treatment of Death Benefits.............................    28
       Contracts Owned by a Trust or Corporation...................    28
       Gifts, Pledges and/or Assignments of a Contract.............    28
       Diversification and Investor Control........................    29
 OTHER INFORMATION.................................................    29
       AIG SunAmerica Life.........................................    29
       The Separate Account........................................    29
       The General Account.........................................    29
       Guarantee of Insurance Obligations..........................    29
       Payments in Connection with Distribution of the Contract....    30
       Administration..............................................    30
       Legal Proceedings...........................................    30
       Financial Statements........................................    31
       Registration Statements.....................................    31
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION......................................................    32
 APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION........   A-1
 APPENDIX B - MARKETLOCK EXAMPLES..................................   B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
  CERTAIN FEATURES AND BENEFITS....................................   C-1


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                    GLOSSARY
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.



ACCUMULATION PHASE - The period during which you invest money in your contract.



ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.




ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.



ANNUITY DATE - The date on which you select annuity income payments to begin.



ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.




BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.




COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.




CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.




FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.




GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.




INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.





LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.




MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.



QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.



SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.



TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.



UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.



VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) A-Class Platinum Series Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. The contract maintenance fee is deducted on a pro rata basis from your contract value on your contract anniversary. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including distribution charges of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

OPTIONAL LIVING BENEFITS: You may elect the optional living benefit available under your contract. For an additional fee, this feature is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. See OPTIONAL LIVING BENEFITS in the prospectus.

DEATH BENEFITS: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.


INCOME OPTIONS: When you are ready to begin taking annuity income payment, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send subsequent Gross Purchase Payments.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(AS A PERCENTAGE OF EACH GROSS PURCHASE PAYMENT)(1).......  0.50%

MAXIMUM SALES CHARGE

(AS A PERCENTAGE OF EACH GROSS PURCHASE PAYMENT)(2).......  5.75%


  TRANSFER FEE......................... $25 per transfer after the first
                                        15 transfers in any contract
                                        year.



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(DEDUCTED FROM THE AVERAGE DAILY ENDING NET ASSET VALUE ALLOCATED TO THE VARIABLE PORTFOLIO)


    Separate Account Charge...............................  0.85%
    Optional EstatePlus Fee(4)............................  0.25%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.10%
                                                            =====

OPTIONAL FEATURE FEE
You may elect the optional MarketLock feature described below.


OPTIONAL MARKETLOCK FEE(5)


(CALCULATED AS A PERCENTAGE OF THE GREATER OF (A) PURCHASE PAYMENTS MADE IN THE FIRST TWO YEARS, OR (B) THE HIGHEST ANNIVERSARY VALUE (LESS PURCHASE PAYMENTS MADE AFTER THE FIRST TWO YEARS) DURING THE PERIOD IN WHICH ANNIVERSARY VALUES ARE BEING CONSIDERED, BOTH ADJUSTED FOR WITHDRAWALS DURING THE APPLICABLE PERIOD)


                                                   ANNUALIZED FEE
                                                   --------------
    All Contract Years...........................      0.50%

                            UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(expenses that are deducted from Trust assets, including
management fees, 12b-1 fees, if applicable, and other
expenses)...................................................  0.52%(6)  2.03%(7)


FOOTNOTES TO THE FEE TABLES

(1) A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.


Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION BELOW.



                                               SALES CHARGE AS A
  INVESTMENT AMOUNT (AS DEFINED IN SALES      PERCENTAGE OF GROSS
              CHARGE SECTION)             PURCHASE PAYMENT INVESTMENT
       -----------------------------      ---------------------------
  Less than $50,000......................            5.75%
  $50,000 but less than $100,000.........            4.75%
  $100,000 but less than $250,000........            3.50%
  $250,000 but less than $500,000........            2.50%
  $500,000 but less than $1,000,000......            2.00%
  $1,000,000 or more.....................            0.50%



(3) The contract maintenance fee may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.



(4) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%.



(5) MarketLock is an optional guaranteed minimum withdrawal benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.


(6) As of December 31, 2005.

(7) As of January 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.



The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.10% (INCLUDING ESTATE
PLUS), THE OPTIONAL MARKETLOCK FEATURE WITH AN ANNUALIZED FEE OF 0.50%, AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 2.03%)

(1) If you surrender your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $924       $1,637      $2,369      $4,284
---------------------------------------------
---------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $924       $1,637      $2,369      $4,284
---------------------------------------------
---------------------------------------------

(3) If you do not surrender your contract:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $924       $1,637      $2,369      $4,284
---------------------------------------------
---------------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85%, NO ELECTION OF OPTIONAL FEATURES AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 0.52%)

(1) If you surrender your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $711        $998       $1,307      $2,179
---------------------------------------------
---------------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $711        $998       $1,307      $2,179
---------------------------------------------
---------------------------------------------

(3) If you do not surrender your contract:

 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $711         $998      $1,307      $2,179
---------------------------------------------
---------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account charges as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in the Maximum Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge or if you did not elect the optional living benefit. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. The optional living benefit fee is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.

           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

  AS OF THE DATE OF THIS PROSPECTUS, SALES OF THIS CONTRACT HAVE ONLY RECENTLY
                                     BEGUN.

   THEREFORE, NO CONDENSED FINANCIAL INFORMATION APPEARS IN THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    THE POLARIS(II) A-CLASS PLATINUM SERIES
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:



     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.



     - Optional Living Benefits: If you elect an optional living benefit, the insurance company guarantees a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.



     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.



     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.


Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.



The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.



-----------------------------------------------------------
                       Minimum Initial        Minimum
                        Gross Purchase    Subsequent Gross
                           Payment        Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------



We reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Gross Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, First Sun America Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.



We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.



ALLOCATION OF PURCHASE PAYMENTS



A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.



In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments.



An initial Gross Purchase Payment will be priced within two business days after it is received by us in good order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received after Market Close, the initial Gross Purchase Payment will be priced within two business days after the next business day. We allocate your initial Gross Purchase Payments as of the date such Gross Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.



Gross Purchase Payments submitted by check can only be accepted by the Company at the following address:



AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330



Gross Purchase payments sent to the Annuity Service Center will be forwarded to the address above.



Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:



JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065



Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the appropriate address.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;


     2. We subtract from that amount all applicable daily asset based charges;
        and


     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:


     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide

     $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.



Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.



RIGHT TO EXAMINE



You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested.



Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract.



With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.


EXCHANGE OFFERS


From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST -- CLASS 3

AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST -- CLASS 3

AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

STOCKS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                         SAST
      - Blue Chip Growth Portfolio                                          SAST
      - "Dogs" of Wall Street Portfolio*                                    SAST

  MANAGED BY ALLIANCEBERNSTEIN L.P.

      - Alliance Growth Portfolio                                           SAST
      - Growth-Income Portfolio                                             SAST
      - Small and Mid Cap-Value Portfolio                                   SAST
  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Global Growth Portfolio                              AFIS
      - American Funds Growth Portfolio                                     AFIS
      - American Funds Growth-Income Portfolio                              AFIS
 MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
      - Davis Venture Value Portfolio                                       SAST
      - Real Estate Portfolio                                               SAST
  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
      - Federated American Leaders Portfolio*                               SAST

      - Telecom Utility Portfolio                                           SAST

  MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
      - Small Company Value Portfolio                                       SAST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
      - Goldman Sachs Research Portfolio                                    SAST
  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
      - Global Equities Portfolio                                           SAST

  MANAGED BY LORD, ABBETT & CO. LLC
      - Lord Abbett Growth and Income Portfolio                             LASF

      - Lord Abbett Mid Cap Value Portfolio                                 LASF

  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
      - Marsico Growth Portfolio                                            SAST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Massachusetts Investors Trust Portfolio* SAST
      - MFS Mid-Cap Growth Portfolio                                        SAST
 MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
      - Growth Opportunities Portfolio                                      SAST
      - International Diversified Equities Portfolio                        SAST
      - Technology Portfolio                                                SAST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
      - Emerging Markets Portfolio                                          SAST
      - International Growth and Income Portfolio                           SAST
      - Putnam Growth: Voyager Portfolio                                    SAST
  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
      - Foreign Value Portfolio                                             SAST
 MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.
      - Van Kampen LIT Comstock Portfolio, Class II Shares*                  VKT

      - Van Kampen LIT Strategic Growth Portfolio, Class II Shares           VKT

      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

BALANCED:
  MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
      - American Funds Asset Allocation Portfolio                           AFIS
 MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.
      - SunAmerica Balanced Portfolio                                       SAST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                          SAST
  MANAGED BY WM ADVISORS, INC.
      - Asset Allocation Portfolio                                           AST
BONDS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                           SAST

  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

      - Corporate Bond Portfolio                                            SAST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
      - Global Bond Portfolio                                               SAST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
      - Worldwide High Income Portfolio                                     SAST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Government & Quality Bond Portfolio                                  AST
CASH:

  MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
      - Cash Management Portfolio                                           SAST

 * "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

** Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.


We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:


     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


  PROGRAM DESCRIPTION


The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the several Asset Allocation models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please contact your financial representative about investment in the Polaris Portfolio Allocator program.


  ENROLLING IN THE ASSET ALLOCATION PROGRAM


You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may also invest in Variable Portfolios outside your selected Portfolio Allocator model. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your Portfolio Allocator model outside the specifications in the Portfolio Allocator model will effectively terminate your participation in the program.


  WITHDRAWALS


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


  REBALANCING THE MODELS


You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the model cannot be rebalanced if you wish to maintain your current model allocations.


The models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Therefore, over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

 IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM


The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.



The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

  TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the corresponding Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading.


We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



In addition to charging a fee when you exceed a specific number of transfers, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.


The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in a Portfolio Allocator model, please refer to the Polaris Portfolio Allocator Program section of the prospectus above, for more information.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM



During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.


The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may elect the Optional Living Benefit described below. This feature is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. Please see the description below for detailed information.

MARKETLOCK

What is MarketLock?

MarketLock is an optional feature designed to help you create a guaranteed income stream for a specified period of time even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

MarketLock is designed to offer protection of an income stream in the event of a significant market downturn . This feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. You may never need to rely on MarketLock depending on your contract's market performance.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?


MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 (or 14 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.


The Benefit's components and value may vary depending on when the first withdrawal is taken and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 7 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 7 years?" below.

MarketLock Summary Table:

--------------------------------------------------------------------------------------------------------
                                MAXIMUM                     INITIAL                     MAXIMUM
                                ANNUAL                      MINIMUM                     ANNUAL
                              WITHDRAWAL                  WITHDRAWAL                  WITHDRAWAL
                              PERCENTAGE*                PERIOD PRIOR                PERCENTAGE IF
   TIME OF FIRST             PRIOR TO ANY                   TO ANY                   EXTENSION IS
     WITHDRAWAL                EXTENSION                   EXTENSION                    ELECTED
--------------------------------------------------------------------------------------------------------
 Before 7th Benefit               5%               20 years                               5%
 Year anniversary...
--------------------------------------------------------------------------------------------------------
 On or after 7th                  7%               14.28 years**                          7%
 Benefit Year
 anniversary........
--------------------------------------------------------------------------------------------------------

 * If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an excess withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "How are the components for MarketLock Calculated?" below.

** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.


FURTHER EFFECTS OF WITHDRAWALS ON THE BENEFIT COMPONENTS ARE DESCRIBED BELOW IN "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" In order to determine the Benefit's value, we calculate each of the components as described below.


How are the components for MarketLock calculated?


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount OF GROSS PURCHASE PAYMENTS RECEIVED DURING THE FIRST TWO YEARS AFTER YOUR CONTRACT ISSUE DATE AS ADJUSTED FOR ANY WITHDRAWALS DURING THAT PERIOD. ANY GROSS PURCHASE Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. (SEE THE SPOUSAL CONTINUATION SECTION IN THE PROSPECTUS.) Eligible Purchase Payments are limited to $1 million without our prior approval.



SECOND, we consider the MAV Evaluation Period, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.


THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see"What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable

Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal. Applicable percentages are shown in the MarketLock Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below under "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.


Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.


The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess withdrawals as described above reduce the MAV Benefit Base as follows: If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;


          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

---------------------------------------------------------------
       THE AMOUNT
        WITHDRAWN
      IN A BENEFIT
          YEAR              EFFECT ON MINIMUM WITHDRAWAL PERIOD
---------------------------------------------------------------
 Amounts up to the          New Minimum Withdrawal Period = the
 Maximum Annual             MAV Benefit Base after withdrawals,
 Withdrawal Amount          divided by the current Maximum
                            Annual Withdrawal Amount
---------------------------------------------------------------
 Amounts in excess of the   New Minimum Withdrawal Period = the
 Maximum Annual             Minimum Withdrawal Period as of the
 Withdrawal Amount          prior contract anniversary minus
                            one year
---------------------------------------------------------------

MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the time at which the Minimum Withdrawal Period equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.  Any payment option mutually agreeable between you and us.

Can I extend the MAV Evaluation Period beyond 7 years?

Yes. At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 7 years. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See"How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in Anniversary Values. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. At the end of the original MAV Evaluation Period, if the Continuing Spouse is age 85 or younger, they will also be given the option to extend the MAV Evaluation Period for an additional period of 7 years.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

No. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.  Annuitize the contract value under the contract's annuity provisions;
         or

     2. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     3.  Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.  The Minimum Withdrawal Period has been reduced to zero; or

     2.  Annuitization of the contract; or

     3.  Full surrender of the contract; or

     4.  Death benefit is paid.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 DEATH BENEFIT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.



You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your he/she has already elected another payout option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.


  EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS


The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take distributions in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.


Other Beneficiary Continuation Options


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year payout option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).



Please consult a qualified advisor regarding tax implications and your particular circumstances.


DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.



THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.


DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated.


OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION



If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:



     1.  Contract value; or



     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or



     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary; or



     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.



The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.



OPTION 2 -- MAXIMUM ANNIVERSARY OPTION



If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:



     1.  Contract value; or



     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.



If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:



     1.  Contract value; or



     2.  The lesser of:



           a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or


           b.  125% of Contract Value.


If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.


For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.


OPTIONAL ESTATEPLUS BENEFIT
EstatePlus, an optional benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------
   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

---------------------------------------------------------------------------------
      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue or terminate EstatePlus on the Continuation Date but cannot continue the contract with EstatePlus if they are age 81 or older on the Continuation Date. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX C FOR STATE-SPECIFIC EXPENSES.


SEPARATE ACCOUNT EXPENSES


The annualized Separate Account expenses is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UPFRONT SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2. The amount, if any, you agree to contribute to this contract.


-------------------------------------------------------------
                                           SALES CHARGE AS A
                                             PERCENTAGE OF
                                             GROSS PURCHASE
            INVESTMENT AMOUNT               PAYMENT INVESTED
-------------------------------------------------------------
  Less than $ 50,000                             5.75%
  $ 50,000 but less than $100,000                4.75%
  $100,000 but less than $250,000                3.50%
  $250,000 but less than $500,000                2.50%
  $500,000 but less than $1,000,000              2.00%
  $1,000,000 or more                             0.50%*
-------------------------------------------------------------

* Additionally, a withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract count towards your investment goal. Additionally, Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your Polaris(II) A-Class Platinum Series contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for each Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal or Rights of Accumulation privileges. The charges are deducted from your investment options in the same proportion as their values are to your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

The Letter of Intent feature may not be available in all states. Please contact your investment representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than your Polaris(II) A-Class Platinum Series contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions. Qualifying investments must be held in an account at your financial representative's firm and for which such firm is the broker of record.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment qualifying for a sales charge of 0.50% (that is, your investment amount is $1,000,000 or more) remains subject to a withdrawal charge of 0.50%. The withdrawal charge applies to such Gross Purchase Payment or any portion of it withdrawn if invested less than 12 months prior to such withdrawal. When calculating the withdrawal charge, we treat withdrawals as coming first from earnings, then from the Purchase Payments that have been in your contract the longest.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract, we deduct any applicable sales charge from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

     INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

     12B-1 FEES

Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class 3 shares of the SunAmerica Series Trust and the Anchor Series Trust, Class II shares of the Van Kampen Life Investment Trust and Class 2 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.


If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

MARKETLOCK FEE


The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


 ----------------------------------------------------
                                 ANNUALIZED FEE
 ----------------------------------------------------
    All Contract Years                0.50%
 ----------------------------------------------------

OPTIONAL ESTATEPLUS FEE


The annualized fee for EstatePlus is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS



You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.



We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


OPTION 1 - LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments stop when the Annuitant dies.


OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments stop when the survivor dies.


OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS



We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.



If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:



     - for life options, your age when annuity income payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.



If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.



The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE


During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. While such benefits are not intended to adversely affect the tax treatment of distributions or of the contract, based on available guidance, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Gross Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



     - after attaining age 59 1/2;



     - when paid to your beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;



     - under an immediate annuity contract;



     - which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.


TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

THE SEPARATE ACCOUNT


The Company originally established a separate account, Variable Annuity Account Seven, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.


The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT
Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New

York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


PAYMENTS TO BROKER-DEALERS


Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5% of each Gross Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.



We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.



Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.



AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.


PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission, ("SEC"), Department of Justice ("DOJ"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects that permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.


FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA

100 F. Street, N.E., Room 1580

Washington, DC 20549

CHICAGO, ILLINOIS

175 W. Jackson Boulevard

Chicago, IL 60604

NEW YORK, NEW YORK

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company

Annuity Service Center

P.O. Box 54299

Los Angeles, California 90054-0299

Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.


REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account..............................      3
American Home Assurance Company...............      3
General Account...............................      3
Support Agreement Between the Company and
  AIG.........................................      4
Performance Data..............................      4
Income Payments...............................      7
Annuity Unit Values...........................     12
Taxes.........................................     15
Distribution of Contracts.....................     21
Financial Statements..........................     21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit options and EstatePlus benefit available upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, and the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouses date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.


The term "Continuation Net Purchase Payments" is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.


The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. PURCHASE PAYMENT ACCUMULATION OPTION

          If the original owner of the contract elected the Purchase Payment Accumulation Option and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday, or

          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date; or

          d. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

          If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal, and adjusted for any Net Purchase Payments received since that anniversary date.


          If the Continuing Spouse is age 82-85 on the Continuation Date, the death benefit will be the greatest of:


          a. Contract value; or

          b. the lesser of:

             (1) Contract value on the Continuation Date, plus Gross Purchase
                 Payment received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

             (2) 125% of the contract value.


          If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.


     2. MAXIMUM ANNIVERSARY VALUE OPTION

          If the original owner of the contract elected the Maximum Anniversary Option and the Continuing

     Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawals reduced the contract value on the date of withdrawal, and adjusted for any Net Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser or:

             (1) Contract value on the Continuation Date, plus Gross Purchase
                 Payment received after the Continuation Date, and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?


Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.


What is the EstatePlus benefit?


We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where


     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus Benefit?


The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        APPENDIX B - MARKETLOCK EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract anniversary, your Contract Value is $105,000.


     Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your Contract Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Contract Anniversary is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st Contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.***


EXAMPLE 2:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the 7th Contract anniversary. Assume that your Contract anniversary values and MAV Benefit Bases are as follows:

--------------------------------------------------------------------
     ANNIVERSARY           CONTRACT VALUE          BENEFIT BASE
--------------------------------------------------------------------
         1st                  $105,000               $105,000
--------------------------------------------------------------------
         2nd                  $115,000               $115,000
--------------------------------------------------------------------
         3rd                  $107,000               $115,000
--------------------------------------------------------------------
         4th                  $110,000               $115,000
--------------------------------------------------------------------
         5th                  $113,000               $115,000
--------------------------------------------------------------------
         6th                  $118,000               $118,000
--------------------------------------------------------------------
         7th                  $120,000               $120,000
--------------------------------------------------------------------


     On your 7th anniversary, your Contract Value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 7th Contract anniversary is 7% of the Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 7th Contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year.


EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL WITHDRAWAL AMOUNT:


Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals prior to the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 8th Contract Year, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 over a minimum of 13 years, plus $6,300 in the last Benefit Year.


EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 8th Contract Year, after your 7th Contract anniversary, your Contract Value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your Contract Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the Contract Value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Finally we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 MarketLock                        Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Colorado
                                   return Purchase Payment(s).                                   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Minnesota
                                   penalty free withdrawal amount.                               Oregon
--------------------------------------------------------------------------------------------------------------------
 Death Benefit                     Purchase Payment Accumulation death benefit is not            Washington
                                   available.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris (II) A-Class Platinum Series Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

          (Polaris II A-Class Platinum Series, Polaris II A-Class and
                  Polaris II Asset Manager Variable Annuities)


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 28, 2006, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:



                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                August 28, 2006

                                TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
Separate Account .......................................................       3

American Home Assurance Company.........................................       3

General Account ........................................................       3

Support Agreement Between the Company and AIG...........................       4

Performance Data .......................................................       4

Income Payments ........................................................       7

Death Benefit Options for Polaris II Asset Manager Contracts Issued
   Before October 24, 2001..............................................       8

Death Benefit Options for Polaris II A-Class Contracts Issued
   Before June 1, 2004 .................................................      10

Annuity Unit Values ....................................................      12

Taxes ..................................................................      15

Distribution of Contracts ..............................................      21

Financial Statements ...................................................      21

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company (the "Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

                        AMERICAN HOME ASSURANCE COMPANY

         American Home Assurance Company ("American Home") is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group, Inc.

                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.



                                PERFORMANCE DATA

         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial

Purchase Payment of $1,000 allocated to each Variable Portfolio. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class contracts, the highest up-front sales charge (5.75%) is reflected. Polaris II Asset Manager contracts are offered through a Registered Investment Adviser in which case you would not be charged a sales charge and performance figures shown are higher. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds another contract (Polaris
Plus) which has been in existence longer than the Polaris II A-Class and Polaris II Asset Manager Variable Annuities. The majority of Variable Portfolios in the Polaris II A-Class and Polaris II Asset Manager are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class and Polaris II Asset Manager) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio.

         In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., American Funds Insurance Series and VanKampen Life Investment Trust ("the Trusts") modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Trusts adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly income payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.


INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.

                      DEATH BENEFIT OPTIONS FOR POLARIS II
             ASSET MANAGER CONTRACTS ISSUED BEFORE OCTOBER 24, 2001



The term "withdrawals" as used to describe the death benefit options below includes withdrawals and the fees and charges applicable to those withdrawals.

THE DEATH BENEFITS FOR POLARIS II ASSET MANAGER CONTRACTS ISSUED BEFORE OCTOBER 24, 2001 ARE AS FOLLOWS:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Purchase Payments less withdrawals; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary option death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of this option if:
     - you are age 81 or older at the time of contract issue, or

     - you are age 90 or older at the time of your death.

         DEATH BENEFIT OPTIONS FOR POLARIS II A-CLASS CONTRACTS ISSUED
                              BEFORE JUNE 1, 2004




The term "withdrawal" a used to describe the death benefits below includes withdrawals and the fees and charges applicable to those withdrawals.



THE DEATH BENEFITS FOR POLARIS II A-CLASS CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004 ARE AS FOLLOWS:


OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          The Purchase Payment Accumulation option may not be available to Washington state policyowners. Please check with your financial representative for availability.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

          - you are age 81 or older at the time of contract issue; or
          - you are age 90 or older at the time of your death.

          The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additions Information for details.







THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR POLARIS II A-CLASS CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or
               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR POLARIS II A-CLASS CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:


     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or


          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or



          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.


          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or


          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or



          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.


     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or


          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.


          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or


          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.


          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR POLARIS II A-CLASS CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

          First Variable Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.



                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

- after attainment of age 59 1/2;

- when paid to your beneficiary after you die;

- after you become disabled (as defined in the IRC) ;

- as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

- payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

- dividends paid with respect to stock of a corporation described in IRC Section 404(k);

- for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

- payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

- for payment of health insurance if you are unemployed and meet certain requirements

- distributions from IRAs for higher education expenses

- distributions from IRAs for first home purchases

- amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.


The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more;
(2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree).

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

Under IRC Section 72(e)(4)(c) if you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible the employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2006 may not exceed the lessor of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.




                              FINANCIAL STATEMENTS


The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are incorporated by reference in this Statement of Additional Information to Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-08859 and 811-07727, filed on May 1, 2006, Accession No.
0000950129-06-004661. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The financial statements of Variable Annuity Account Seven at April 30, 2006, and for each of the two years in the period ended April 30, 2006, are presented herein in this Statement of Additional Information.



                       AMERICAN HOME FINANCIAL STATEMENTS


The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended, are also incorporated by reference in this Statement of Additional Information to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727 filed on July 27, 2006, Accession No. 0000950134-06-014060, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

You should only consider the financial statements of American Home that we incorporate by reference in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been included or are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2006 AND 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2006 AND 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.................    1
Statement of Assets and Liabilities, April 30, 2006.....................    2
Schedule of Portfolio Investments, April 30, 2006.......................    8
Statement of Operations, for the year ended April 30, 2006..............    9
Statement of Changes in Net Assets, for the year ended April 30, 2006...   15
Statement of Changes in Net Assets, for the year ended April 30, 2005...   21
Notes to Financial Statements...........................................   27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 13, 2006

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                                               Government
                                                                    Asset         Capital          and
                                                                 Allocation    Appreciation   Quality Bond      Growth
                                                                  Portfolio      Portfolio      Portfolio     Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                                 -----------   ------------   ------------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $17,818,596   $122,002,595    $83,089,300   $79,074,823
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                                   0              0              0             0
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0              0              0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0              0              0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0              0              0             0
                                                                 -----------   ------------    -----------   -----------
Total Assets:                                                    $17,818,596   $122,002,595    $83,089,300   $79,074,823
Liabilities:                                                               0              0              0             0
                                                                 -----------   ------------    -----------   -----------
                                                                 $17,818,596   $122,002,595    $83,089,300   $79,074,823
                                                                 ===========   ============    ===========   ===========
Net assets:
   Accumulation units                                            $17,815,243   $121,950,382    $82,945,843   $79,023,475
   Contracts in payout (annuitization) period                          3,353         52,213        143,457        51,348
                                                                 -----------   ------------    -----------   -----------
      Total net assets                                           $17,818,596   $122,002,595    $83,089,300   $79,074,823
                                                                 ===========   ============    ===========   ===========
Accumulation units outstanding                                       949,755      7,778,119      5,852,159     5,763,643
                                                                 ===========   ============    ===========   ===========
Contracts with total expenses of 0.85%(1):
   Net Assets                                                    $        99   $     10,161    $     1,670   $    12,815
   Accumulation units outstanding                                          7          1,009            132         1,256
   Unit value of accumulation units                              $     13.94   $      10.07    $     12.66   $     10.20
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 5,935,855   $ 91,131,525    $54,278,558   $59,162,824
   Accumulation units outstanding                                    456,585      6,697,364      4,110,902     4,943,646
   Unit value of accumulation units                              $     13.00   $      13.61    $     13.20   $     11.97
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   167,231   $  7,068,890    $ 3,470,197   $ 4,054,520
   Accumulation units outstanding                                     13,025        526,791        266,251       343,259
   Unit value of accumulation units                              $     12.84   $      13.42    $     13.03   $     11.81
Contracts with total expenses of 1.25%:
   Net Assets                                                    $11,715,411   $ 23,792,019    $25,338,875   $15,844,664
   Accumulation units outstanding                                    480,138        552,955      1,474,874       475,482
   Unit value of accumulation units                              $     24.40   $      43.03    $     17.18   $     33.32


                                                                  Aggressive     Alliance     Blue Chip
                                                                    Growth        Growth       Growth
                                                                  Portfolio     Portfolio     Portfolio
                                                                  (Class 1)     (Class 1)     (Class 1)
                                                                 -----------   -----------   ----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $         0   $        0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          11,882,825    59,181,349    1,696,323
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0             0            0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0             0            0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0             0            0
                                                                 -----------   -----------   ----------
Total Assets:                                                    $11,882,825   $59,181,349   $1,696,323
Liabilities:                                                               0             0            0
                                                                 -----------   -----------   ----------
                                                                 $11,882,825   $59,181,349   $1,696,323
                                                                 ===========   ===========   ==========
Net assets:
   Accumulation units                                            $11,882,825   $59,093,723   $1,693,369
   Contracts in payout (annuitization) period                              0        87,626        2,954
                                                                 -----------   -----------   ----------
      Total net assets                                           $11,882,825   $59,181,349   $1,696,323
                                                                 ===========   ===========   ==========
Accumulation units outstanding                                       779,379     2,713,134      288,625
                                                                 ===========   ===========   ==========
Contracts with total expenses of 0.85%(1):
   Net Assets                                                    $        79   $    13,259   $       --
   Accumulation units outstanding                                         12         1,916           --
   Unit value of accumulation units                              $      6.88   $      6.92   $       --
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 2,406,731   $10,013,689   $1,530,227
   Accumulation units outstanding                                    229,246     1,202,972      260,028
   Unit value of accumulation units                              $     10.50   $      8.32   $     5.88
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   151,352   $   884,591   $  166,096
   Accumulation units outstanding                                     14,586       107,665       28,597
   Unit value of accumulation units                              $     10.38   $      8.22   $     5.81
Contracts with total expenses of 1.25%:
   Net Assets                                                    $ 9,324,663   $48,269,810   $       --
   Accumulation units outstanding                                    535,535     1,400,581           --
   Unit value of accumulation units                              $     17.41   $     34.46   $       --

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                     Cash       Corporate    Davis Venture    "Dogs" of
                                                                  Management       Bond          Value       Wall Street
                                                                  Portfolio     Portfolio      Portfolio      Portfolio
                                                                  (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                 -----------   -----------   -------------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $         0    $          0    $        0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          19,153,946    75,119,224     127,172,101     5,417,029
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0             0               0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0             0               0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0             0               0             0
                                                                 -----------   -----------    ------------    ----------
Total Assets:                                                    $19,153,946   $75,119,224    $127,172,101    $5,417,029
Liabilities:                                                               0             0               0             0
                                                                 -----------   -----------    ------------    ----------
                                                                 $19,153,946   $75,119,224    $127,172,101    $5,417,029
                                                                 ===========   ===========    ============    ==========
Net assets:
   Accumulation units                                            $19,149,783   $75,110,967    $127,109,590    $5,364,540
   Contracts in payout (annuitization) period                          4,163         8,257          62,511        52,489
                                                                 -----------   -----------    ------------    ----------
      Total net assets                                           $19,153,946   $75,119,224    $127,172,101    $5,417,029
                                                                 ===========   ===========    ============    ==========
Accumulation units outstanding                                     1,566,098     5,268,308       7,926,993       449,685
                                                                 ===========   ===========    ============    ==========
Contracts with total expenses of 0.85% (1):
   Net Assets                                                    $        --   $        --    $     15,271    $       54
   Accumulation units outstanding                                         --            --           1,168             4
   Unit value of accumulation units                              $        --   $        --    $      13.07    $    12.81
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 9,032,914   $64,007,513    $ 96,099,862    $  894,150
   Accumulation units outstanding                                    804,706     4,562,372       6,702,968        65,695
   Unit value of accumulation units                              $     11.23   $     14.03    $      14.34    $    13.61
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   300,744   $ 4,668,853    $  8,648,733    $   88,927
   Accumulation units outstanding                                     27,078       337,270         611,298         6,606
   Unit value of accumulation units                              $     11.11   $     13.84    $      14.15    $    13.46
Contracts with total expenses of 1.25%:
   Net Assets                                                    $ 9,820,288   $ 6,442,858    $ 22,408,235    $4,433,898
   Accumulation units outstanding                                    734,314       368,666         611,559       377,380
   Unit value of accumulation units                              $     13.37   $     17.48    $      36.64    $    11.75

                                                                   Emerging      Equity        Equity
                                                                   Markets       Income        Index
                                                                  Portfolio     Portfolio    Portfolio
                                                                  (Class 1)     (Class 1)    (Class 1)
                                                                 -----------   ----------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $        0   $         0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          15,776,403    5,499,195    29,704,711
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0            0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0            0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0            0             0
                                                                 -----------   ----------   -----------
Total Assets:                                                    $15,776,403   $5,499,195   $29,704,711
Liabilities:                                                               0            0             0
                                                                 -----------   ----------   -----------
                                                                 $15,776,403   $5,499,195   $29,704,711
                                                                 ===========   ==========   ===========
Net assets:
   Accumulation units                                            $15,754,472   $5,447,673   $29,636,481
   Contracts in payout (annuitization) period                         21,931       51,522        68,230
                                                                 -----------   ----------   -----------
      Total net assets                                           $15,776,403   $5,499,195   $29,704,711
                                                                 ===========   ==========   ===========
Accumulation units outstanding                                       814,147      427,496     3,059,876
                                                                 ===========   ==========   ===========
Contracts with total expenses of 0.85% (1):
   Net Assets                                                    $        --   $      326   $        --
   Accumulation units outstanding                                         --           25            --
   Unit value of accumulation units                              $        --   $    12.94   $        --
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 4,381,947   $       --   $        --
   Accumulation units outstanding                                    196,270           --            --
   Unit value of accumulation units                              $     22.33   $       --   $        --
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   503,761   $       --   $        --
   Accumulation units outstanding                                     22,819           --            --
   Unit value of accumulation units                              $     22.08   $       --   $        --
Contracts with total expenses of 1.25%:
   Net Assets                                                    $10,890,695   $5,498,869   $29,704,711
   Accumulation units outstanding                                    595,058      427,471     3,059,876
   Unit value of accumulation units                              $     18.30   $    12.86   $      9.71

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                           Federated                               Goldman
                                            American      Global       Global       Sachs      Growth-        Growth      High-Yield
                                            Leaders        Bond       Equities    Research      Income    Opportunities      Bond
                                           Portfolio    Portfolio    Portfolio    Portfolio   Portfolio     Portfolio     Portfolio
                                           (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)     (Class 1)     (Class 1)
                                          -----------  -----------  -----------  ----------  -----------  -------------  -----------
Assets:
   Investments in Anchor Series Trust,
      (class 1) at net asset value        $         0  $         0  $         0  $        0  $         0    $        0   $         0
   Investments in SunAmerica Series
      Trust, (class 1) at net asset
      value                                21,804,571   10,985,195   11,363,594   1,909,317   51,800,247     1,104,632    17,292,845
   Investments in Van Kampen Life
      Investment Trust, (class II) at
      net asset value                               0            0            0           0            0             0             0
   Investments in Lord Abbett Series
      Fund, Inc., (class VC) at net
      asset value                                   0            0            0           0            0             0             0
   Investments in American Fund
      Insurance Series, (class 2) at net
      asset value                                   0            0            0           0            0             0             0
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
Total Assets:                             $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
Liabilities:                                        0            0            0           0            0             0             0
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
                                          $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Net assets:
   Accumulation units                     $21,779,942  $10,958,889  $11,351,419  $1,909,317  $51,672,261    $1,104,632   $17,232,011
   Contracts in payout (annuitization)
      period                                   24,629       26,306       12,175           0      127,986             0        60,834
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
      Total net assets                    $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Accumulation units outstanding              1,671,136      737,348      703,263     248,835    2,508,957       183,198     1,158,420
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Contracts with total expenses of
   0.85% (1):
   Net Assets                             $        --  $       304  $        --  $       --  $     1,741    $       --   $       316
   Accumulation units outstanding                  --           24           --          --          190            --            22
   Unit value of accumulation units       $        --  $     12.48  $        --  $       --  $      9.16    $       --   $     14.36

Contracts with total expenses of
   0.85% (2):
   Net Assets                             $16,419,258  $ 6,012,330  $ 3,357,106  $1,808,875  $11,608,558    $1,020,513   $12,092,023
   Accumulation units outstanding           1,357,985      456,308      338,904     235,585    1,162,523       169,812       870,580
   Unit value of accumulation units       $     12.09  $     13.18  $      9.91  $     7.68  $      9.99    $     6.01   $     13.89

Contracts with total expenses of 1.10%:
   Net Assets                             $ 1,045,682  $   303,199  $   129,179  $  100,442  $   851,269    $   84,119   $ 1,181,725
   Accumulation units outstanding              87,605       23,310       13,209      13,250       86,364        13,386        86,097
   Unit value of accumulation units       $     11.94  $     13.01  $      9.78  $     7.58  $      9.86    $     6.28   $     13.73

Contracts with total expenses of 1.25%:
   Net Assets                             $ 4,339,631  $ 4,669,362  $ 7,877,309  $       --  $39,338,679    $       --   $ 4,018,781
   Accumulation units outstanding             225,546      257,706      351,150          --    1,259,880            --       201,721
   Unit value of accumulation units       $     19.24  $     18.12  $     22.43  $       --  $     31.22    $       --   $     19.92

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                       MFS
                                    International  International  Massachusetts                              Putnam
                                     Diversified       Growth       Investors     MFS Mid-     MFS Total     Growth:        Real
                                       Equities      and Income       Trust      Cap Growth     Return       Voyager       Estate
                                      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                      (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -------------  -------------  -------------  ----------  ------------  -----------  -----------
Assets:
   Investments in Anchor Series
      Trust, (class 1) at net
      asset value                    $         0    $         0     $        0   $        0  $          0  $         0  $         0
   Investments in SunAmerica
      Series Trust, (class 1) at
      net asset value                  8,378,646     24,427,654      6,711,198    4,286,330   150,133,917   28,011,037   16,598,621
   Investments in Van Kampen Life
      Investment Trust, (class II)
      at net asset value                       0              0              0            0             0            0            0
   Investments in Lord Abbett
      Series Fund, Inc., (class
      VC) at net asset value                   0              0              0            0             0            0            0
   Investments in American Fund
      Insurance Series, (class 2)
      at net asset value                       0              0              0            0             0            0            0
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
Total Assets:                        $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
Liabilities:                                   0              0              0            0             0            0            0
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
                                     $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Net assets:
   Accumulation units                $ 8,355,201    $24,382,329     $6,711,198   $4,286,330  $150,100,622  $27,970,804  $16,594,355
   Contracts in payout
      (annuitization) period              23,445         45,325              0            0        33,295       40,233        4,266
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
      Total net assets               $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Accumulation units outstanding           749,276      1,624,150        651,510      462,785    10,086,264    2,549,419      561,998
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Contracts with total expenses of
   0.85%(1):
   Net Assets                        $       651    $     8,989     $       --   $       --  $         --  $     1,260  $       461
   Accumulation units outstanding             44            722             --           --            --          189           16
   Unit value of accumulation
      units                          $     14.80    $     12.45     $       --   $       --  $         --  $      6.67  $     27.91

Contracts with total expenses of
   0.85% (2):
   Net Assets                        $ 3,738,172    $14,891,605     $6,161,415   $4,001,947  $139,491,136  $11,438,585  $ 8,689,382
   Accumulation units outstanding        407,610      1,073,873        597,515      431,707     9,362,480    1,580,172      272,232
   Unit value of accumulation
      units                          $      9.17    $     13.87     $    10.31   $     9.27  $      14.90  $      7.24  $     31.92

Contracts with total expenses of
   1.10% :
   Net Assets                        $   221,022    $   655,054     $  549,783   $  284,383  $ 10,642,781  $ 1,115,921  $   762,218
   Accumulation units outstanding         24,395         47,834         53,995       31,078       723,784      156,143       24,183
   Unit value of accumulation
      units                          $      9.06    $     13.69     $    10.18   $     9.15  $      14.70  $      7.15  $     31.52

Contracts with total expenses of
   1.25% :
   Net Assets                        $ 4,418,801    $ 8,872,006     $       --   $       --  $         --  $15,455,271  $ 7,146,560
   Accumulation units outstanding        317,227        501,721             --           --            --      812,915      265,567
   Unit value of accumulation
      units                          $     13.93    $     17.68     $       --   $       --  $         --  $     19.01  $     26.91

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                     Small Company    SunAmerica                  Telecom     Worldwide                    Emerging
                                         Value         Balanced    Technology     Utility    High Income     Comstock       Growth
                                       Portfolio       Portfolio    Portfolio    Portfolio    Portfolio      Portfolio     Portfolio
                                       (Class 1)       (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class II)    (Class II)
                                     -------------   -----------   ----------   ----------   -----------   ------------   ----------
Assets:
   Investments in Anchor Series
      Trust, (class 1) at net
      asset value                     $         0    $         0    $      0    $        0    $        0   $          0   $        0
   Investments in SunAmerica
      Series Trust,(class 1) at net
      asset value                      10,450,373     39,283,815     409,580     3,055,430     6,610,256              0            0
   Investments in Van Kampen Life
      Investment Trust, (class II)
      at net asset value                        0              0           0             0             0    206,564,506    9,304,238
   Investments in Lord Abbett
      Series Fund,Inc., (class VC)
      at net asset value                        0              0           0             0             0              0            0
   Investments in American Fund
      Insurance Series, (class 2)
      at net asset value                        0              0           0             0             0              0            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
Total Assets:                         $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
Liabilities:                                    0              0           0             0             0              0            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
                                      $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Net assets:
   Accumulation units                 $10,450,373    $39,121,874    $409,580    $3,043,011    $6,609,253   $206,548,178   $9,304,238
   Contracts in payout
      (annuitization) period                    0        161,941           0        12,419         1,003         16,328            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
      Total net assets                $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Accumulation units outstanding            384,470      2,737,772     170,038       247,300       437,925     15,477,003      897,690
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Contracts with total expenses of
   0.85%(1):
   Net Assets                         $     8,001    $     4,953    $     --    $      190    $       --   $         --   $       --
   Accumulation units outstanding             416            630          --            20            --             --           --
   Unit value of accumulation
      units                           $     19.23    $      7.86    $     --    $     9.56    $       --   $         --   $       --
Contracts with total expenses of
   0.85% (2):
   Net Assets                         $        --    $ 4,690,686    $360,486    $  303,454    $4,707,374   $192,470,810   $8,448,884
   Accumulation units outstanding              --        515,685     149,420        33,835       338,864     14,410,178      814,588
   Unit value of accumulation
      units                           $        --    $      9.10    $   2.41    $     8.97    $    13.89   $      13.36   $    10.37
Contracts with total expenses of
   1.10% :
   Net Assets                         $        --    $   259,120    $ 49,094    $   40,146    $  278,117   $ 14,093,696   $  855,354
   Accumulation units outstanding              --         28,856      20,618         4,531        20,271      1,066,825       83,102
   Unit value of accumulation
      units                           $        --    $      8.98    $   2.38    $     8.86    $    13.72   $      13.21   $    10.29
Contracts with total expenses of
   1.25% :
   Net Assets                         $10,442,372    $34,329,056    $     --    $2,711,640    $1,624,765   $         --   $       --
   Accumulation units outstanding         384,054      2,192,601          --       208,914        78,790             --           --
   Unit value of accumulation
      units                           $     27.19    $     15.66    $     --    $    12.98    $    20.62   $         --   $       --

(1)  Offered in Polaris Plus product.
(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                 Growth         Growth         Mid-Cap         Asset         Global                        Growth-
                               and Income     and Income        Value       Allocation       Growth         Growth         Income
                                Portfolio      Portfolio      Portfolio        Fund           Fund           Fund           Fund
                               (Class II)     (Class VC)     (Class VC)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Assets:
   Investments in Anchor
      Series Trust,
      (class 1) at net asset
      value                   $          0   $          0   $          0   $          0   $          0   $          0   $          0
   Investments in
      SunAmerica Series
      Trust,(class 1) at net
      asset value                        0              0              0              0              0              0              0
   Investments in Van
      Kampen Life
      Investment Trust,
      (class II) at net
      asset value              162,309,479              0              0              0              0              0              0
   Investments in Lord
      Abbett Series Fund,
      Inc., (class VC) at
      net asset value                    0    158,138,427    130,969,116              0              0              0              0
   Investments in American
      Fund Insurance
      Series,(class 2) at
      net asset value                    0              0              0    220,278,752    170,740,819    212,253,365    343,442,627
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Total Assets:                 $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627

Liabilities:                             0              0              0              0              0              0              0
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net assets:                   $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627
                              ============   ============   ============   ============   ============   ============   ============
   Accumulation units         $162,307,091   $158,135,770   $130,967,074   $220,112,788   $170,738,718   $212,204,168   $343,332,568
   Contracts in payout
      (annuitization)
      period                         2,388          2,657          2,042        165,964          2,101         49,197        110,059
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets        $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627
                              ============   ============   ============   ============   ============   ============   ============
Accumulation units
   outstanding                  11,082,648     12,021,179      9,053,782     14,036,387      8,283,239     10,582,406     19,874,104
                              ============   ============   ============   ============   ============   ============   ============
Contracts with total
   expenses of 0.85%(1):
   Net Assets                 $         --   $         --   $         --   $         --   $         --   $         --   $         --
   Accumulation units
      outstanding                       --             --             --             --             --             --             --
   Unit value of
      accumulation units      $         --   $         --   $         --   $         --   $         --   $         --   $         --
Contracts with total
   expenses of 0.85% (2):
   Net Assets                 $149,774,567   $146,800,541   $121,709,094   $205,754,028   $160,835,791   $196,441,853   $319,996,683
   Accumulation units
      outstanding               10,216,580     11,151,339      8,407,700     13,103,706      7,798,924      9,787,813     18,505,375
   Unit value of
      accumulation units      $      14.66   $      13.16   $      14.48   $      15.70   $      20.62   $      20.07   $      17.29
Contracts with total
   expenses of 1.10%:
   Net Assets                 $ 12,534,912   $ 11,337,886   $  9,260,022   $ 14,524,724   $  9,905,028   $ 15,811,512   $ 23,445,944
   Accumulation units
      outstanding                  866,068        869,840        646,082        932,681        484,315        794,593      1,368,729
   Unit value of
      accumulation units      $      14.47   $      13.03   $      14.33   $      15.57   $      20.45   $      19.90   $      17.13
Contracts with total
   expenses of 1.25%:
   Net Assets                 $         --   $         --   $         --   $         --   $         --   $         --   $         --
   Accumulation units
   outstanding                          --             --             --             --             --             --             --
   Unit value of
      accumulation units      $         --   $         --   $         --   $         --   $         --   $         --   $         --

(1)  Offered in Polaris Plus product.
(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2006

                                                                         Net Asset
                                                                           Value       Net Asset
Variable Accounts                                             Shares     Per Share       Value          Cost
-----------------                                           ----------   ---------   ------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      1,140,574     $15.62    $ 17,818,596   $ 15,992,801
   Capital Appreciation Portfolio (Class 1)                  3,103,762      39.31     122,002,595    108,355,349
   Government and Quality Bond Portfolio (Class 1)           5,693,547      14.59      83,089,300     84,869,996
   Growth Portfolio (Class 1)                                2,625,243      30.12      79,074,823     72,632,016

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                       985,331     $12.06    $ 11,882,825   $ 13,987,583
   Alliance Growth Portfolio (Class 1)                       2,654,125      22.30      59,181,349     80,171,728
   Blue Chip Growth Portfolio (Class 1)                        254,752       6.66       1,696,323      1,545,550
   Cash Management Portfolio (Class 1)                       1,737,268      11.03      19,153,946     18,856,998
   Corporate Bond Portfolio (Class 1)                        6,462,199      11.62      75,119,224     76,061,723
   Davis Venture Value Portfolio (Class 1)                   4,231,840      30.05     127,172,101    104,387,042
   "Dogs" of Wall Street Portfolio (Class 1)                   503,825      10.75       5,417,029      4,766,099
   Emerging Markets Portfolio (Class 1)                        827,910      19.06      15,776,403      9,853,550
   Equity Income Portfolio (Class 1)                           419,515      13.11       5,499,195      4,468,252
   Equity Index Portfolio (Class 1)                          2,661,011      11.16      29,704,711     29,504,130
   Federated American Leaders Portfolio (Class 1)            1,240,205      17.58      21,804,571     18,957,816
   Global Bond Portfolio (Class 1)                             926,635      11.85      10,985,195     10,547,119
   Global Equities Portfolio (Class 1)                         760,553      14.94      11,363,594     12,153,935
   Goldman Sachs Research Portfolio (Class 1)                  233,620       8.17       1,909,317      1,649,734
   Growth-Income Portfolio (Class 1)                         1,977,918      26.19      51,800,247     55,095,159
   Growth Opportunities Portfolio (Class 1)                    168,661       6.55       1,104,632        981,114
   High-Yield Bond Portfolio (Class 1)                       2,317,772       7.46      17,292,845     16,585,458
   International Diversified Equities Portfolio (Class 1)      832,328      10.07       8,378,646      6,580,786
   International Growth and Income Portfolio (Class 1)       1,562,933      15.63      24,427,654     17,692,466
   MFS Massachusetts Investors Trust Portfolio (Class 1)       514,188      13.05       6,711,198      6,073,178
   MFS Mid-Cap Growth Portfolio (Class 1)                      430,615       9.95       4,286,330      4,669,527
   MFS Total Return Portfolio (Class 1)                      8,524,167      17.61     150,133,917    140,063,540
   Putnam Growth: Voyager Portfolio (Class 1)                1,769,562      15.83      28,011,037     35,517,110
   Real Estate Portfolio (Class 1)                             738,395      22.48      16,598,621     11,801,688
   Small Company Value Portfolio (Class 1)                     575,185      18.17      10,450,373      6,767,932
   SunAmerica Balanced Portfolio (Class 1)                   2,750,840      14.28      39,283,815     45,995,018
   Technology Portfolio (Class 1)                              151,475       2.70         409,580        400,873
   Telecom Utility Portfolio (Class 1)                         326,606       9.36       3,055,430      3,773,035
   Worldwide High Income Portfolio (Class 1)                   851,001       7.77       6,610,256      6,610,585

VAN KAMPEN LIFE INVESTMENT TRUST:
   Comstock Portfolio (Class II)                            15,472,997     $13.35    $206,564,506   $191,391,529
   Emerging Growth Portfolio (Class II)                        317,010      29.35       9,304,238      7,615,753
   Growth and Income Portfolio (Class II)                    8,107,367      20.02     162,309,479    147,211,391

LORD ABBETT SERIES FUND, INC.:
   Growth and Income Portfolio (Class VC)                    5,587,930     $28.30    $158,138,427   $139,158,304
   Mid-Cap Value Portfolio (Class VC)                        5,980,325      21.90     130,969,116    115,277,413

AMERICAN FUND INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                          12,368,262     $17.81    $220,278,752   $185,521,004
   Global Growth Fund (Class 2)                              7,919,333      21.56     170,740,819    134,020,007
   Growth Fund (Class 2)                                     3,398,229      62.46     212,253,365    166,083,462
   Growth-Income Fund (Class 2)                              8,541,224      40.21     343,442,627    294,626,596

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                                                    Government
                                           Asset        Capital         and                    Aggressive    Alliance    Blue Chip
                                        Allocation   Appreciation  Quality Bond     Growth       Growth       Growth      Growth
                                         Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                         (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
Investment income:
   Dividends                            $   523,456  $    280,038  $  2,980,476  $    562,082           0  $    239,485  $   8,852
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
      Total investment income               523,456       280,038     2,980,476       562,082           0       239,485      8,852
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Expenses:
   Mortality and expense risk charge       (170,677)     (826,202)     (677,055)     (543,793)   (127,244)     (648,006)   (11,233)
   Distribution expense charge              (26,154)     (152,871)     (117,644)     (100,693)    (18,518)      (94,055)    (2,325)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
      Total expenses                       (196,831)     (979,073)     (794,699)     (644,486)   (145,762)     (742,061)   (13,558)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net investment income (loss)                326,625      (699,035)    2,185,777       (82,404)   (145,762)     (502,576)    (4,706)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold              3,538,306     8,296,038    10,548,322     5,522,096   3,663,842    18,023,273    242,538
   Cost of shares sold                   (3,311,098)   (9,141,512)  (10,243,324)   (6,117,416) (4,703,910)  (26,588,100)  (229,590)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)
   from securities transactions             227,208      (845,474)      304,998      (595,320) (1,040,068)   (8,564,827)    12,948
Realized gain distributions                       0             0             0     2,360,083           0             0          0
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)                 227,208      (845,474)      304,998     1,764,763  (1,040,068)   (8,564,827)    12,948
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      697,145   (11,113,983)    1,377,197    (2,879,917) (5,831,095)  (45,253,597)       870
   End of period                          1,825,795    13,647,246    (1,780,696)    6,442,807  (2,104,758)  (20,990,379)   150,773
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Change in net unrealized appreciation
   (depreciation) of investments          1,128,650    24,761,229    (3,157,893)    9,322,724   3,726,337    24,263,218    149,903
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Increase (decrease) in net assets from
   operations                           $ 1,682,483  $ 23,216,720  $   (667,118) $ 11,005,083   2,540,507  $ 15,195,815  $ 158,145
                                        ===========  ============  ============  ============  ==========  ============  =========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Cash       Corporate   Davis Venture   "Dogs" of     Emerging      Equity       Equity
                                 Management       Bond         Value      Wall Street    Markets       Income        Index
                                  Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                  (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                ------------  -----------  -------------  -----------  -----------  -----------  ------------
Investment income:
   Dividends                    $    167,045  $ 2,789,226   $ 1,079,912   $   146,150  $    31,689  $   103,475  $    520,703
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
      Total investment income        167,045    2,789,226     1,079,912       146,150       31,689      103,475       520,703
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Expenses:
   Mortality and expense risk
      charge                        (182,701)    (474,371)     (883,035)      (60,338)    (109,865)     (66,564)     (361,062)
   Distribution expense charge       (29,305)     (93,201)     (165,687)       (8,738)     (16,223)      (9,077)      (49,236)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
      Total expenses                (212,006)    (567,572)   (1,048,722)      (69,076)    (126,088)     (75,641)     (410,298)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net investment income (loss)         (44,961)   2,221,654        31,190        77,074      (94,399)      27,834       110,405
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)
   from securities
   transactions:
   Proceeds from shares sold      22,523,982    3,582,724     7,688,480     1,762,180    4,171,119    2,425,899    10,286,176
   Cost of shares sold           (22,411,354)  (3,488,559)   (6,776,577)   (1,629,254)  (2,873,735)  (2,102,343)  (10,788,799)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)
   from securities
   transactions                      112,628       94,165       911,903       132,926    1,297,384      323,556      (502,623)
Realized gain distributions                0            0             0        12,085            0       36,998             0
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)          112,628       94,165       911,903       145,011    1,297,384      360,554      (502,623)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period               (87,290)     495,832     7,081,383       574,056    1,677,622      651,664    (4,397,677)
   End of period                     296,948     (942,499)   22,785,059       650,930    5,922,853    1,030,943       200,581
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                    384,238   (1,438,331)   15,703,676        76,874    4,245,231      379,279     4,598,258
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Increase (decrease) in net
   assets from operations       $    451,905  $   877,488   $16,646,769   $   298,959  $ 5,448,216  $   767,667  $  4,206,040
                                ============  ===========   ===========   ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Federated                                 Goldman
                                     American       Global        Global        Sachs       Growth-         Growth       High-Yield
                                     Leaders         Bond        Equities     Research      Income      Opportunities       Bond
                                    Portfolio     Portfolio     Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
                                    (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                   -----------   -----------   -----------   ---------   ------------   -------------   -----------
Investment income:
   Dividends                       $   315,396   $   339,021   $    27,091   $   7,309   $    308,682     $       0     $ 1,568,422
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
      Total investment income          315,396       339,021        27,091       7,309        308,682             0       1,568,422
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Expenses:
   Mortality and expense risk
      charge                          (163,806)      (94,890)     (101,675)    (11,205)      (559,662)       (3,138)       (131,604)
   Distribution expense charge         (30,330)      (15,579)      (15,301)     (2,353)       (82,583)         (664)        (23,916)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
      Total expenses                  (194,136)     (110,469)     (116,976)    (13,558)      (642,245)       (3,802)       (155,520)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net investment income (loss)           121,260       228,552       (89,885)     (6,249)      (333,563)       (3,802)      1,412,902
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold         2,864,259     2,689,064     2,423,996     165,717     15,303,753       113,894       3,398,918
   Cost of shares sold              (2,679,324)   (2,589,596)   (3,098,281)   (153,678)   (17,488,610)     (108,379)     (3,416,895)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses) from
   securities transactions             184,935        99,468      (674,285)     12,039     (2,184,857)        5,515         (17,977)
Realized gain distributions                  0        57,536             0           0              0             0               0
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses)            184,935       157,004      (674,285)     12,039     (2,184,857)        5,515         (17,977)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period                 905,911       546,185    (4,576,980)     25,593    (14,594,104)      (29,192)       (176,560)
   End of period                     2,846,755       438,076      (790,341)    259,583     (3,294,912)      123,518         707,387
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,940,844      (108,109)    3,786,639     233,990     11,299,192       152,710         883,947
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Increase (decrease) in net
   assets from operations          $ 2,247,039   $   277,447   $ 3,022,469   $ 239,780   $  8,780,772     $ 154,423     $ 2,278,872
                                   ===========   ===========   ===========   =========   ============     =========     ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                     MFS
                                  International  International  Massachusetts                                Putnam
                                   Diversified       Growth       Investors     MFS Mid-      MFS Total      Growth:        Real
                                     Equities      and Income       Trust      Cap Growth      Return        Voyager       Estate
                                    Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                    (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                  -------------  -------------  -------------  -----------  ------------  ------------  -----------
Investment income:
   Dividends                       $    94,531    $   154,592    $    50,369   $         0  $  2,587,470  $    179,905  $   254,895
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
      Total investment income           94,531        154,592         50,369             0     2,587,470       179,905      254,895
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Expenses:
   Mortality and expense risk
      charge                           (60,305)      (163,854)       (47,569)      (28,370)     (883,110)     (279,200)    (125,386)
   Distribution expense charge          (9,646)       (28,271)        (9,906)       (5,930)     (184,150)      (44,405)     (20,613)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
      Total expenses                   (69,951)      (192,125)       (57,475)      (34,300)   (1,067,260)     (323,605)    (145,999)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net investment income (loss)            24,580        (37,533)        (7,106)      (34,300)    1,520,210      (143,700)     108,896
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         1,536,417      4,017,078      1,269,888       658,206     1,661,721     7,117,669    2,546,200
   Cost of shares sold              (1,396,702)    (3,426,420)    (1,230,526)     (782,498)   (1,535,571)  (10,396,688)  (1,757,560)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions             139,715        590,658         39,362      (124,292)      126,150    (3,279,019)     788,640
Realized gain distributions                  0              0              0             0     5,620,898             0      950,193
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses)            139,715        590,658         39,362      (124,292)    5,747,048    (3,279,019)   1,738,833
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period                  30,285      1,374,207       (339,355)   (1,309,412)    8,421,252   (15,414,711)   3,178,207
   End of period                     1,797,860      6,735,188        638,020      (383,197)   10,070,377    (7,506,073)   4,796,933
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,767,575      5,360,981        977,375       926,215     1,649,125     7,908,638    1,618,726
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Increase (decrease) in net
   assets from operations          $ 1,931,870    $ 5,914,106    $ 1,009,631   $   767,623  $  8,916,383  $  4,485,919  $ 3,466,455
                                   ===========    ===========    ===========   ===========  ============  ============  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                   Small Company    SunAmerica                    Telecom      Worldwide                   Emerging
                                       Value         Balanced      Technology     Utility     High Income    Comstock       Growth
                                     Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                     (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class II)    (Class II)
                                  --------------  -------------  -------------  -----------  ------------  ------------  -----------
Investment income:
   Dividends                       $   542,281    $  1,100,704     $       0    $   146,086   $ 466,563    $ 2,504,354   $        0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
      Total investment income          542,281       1,100,704             0        146,086     466,563      2,504,354            0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Expenses:
   Mortality and expense risk
      charge                          (107,977)       (466,226)       (2,921)       (36,132)    (48,863)    (1,179,586)     (59,836)
   Distribution expense charge         (14,729)        (66,151)         (606)        (5,111)     (8,855)      (246,251)     (12,398)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
      Total expenses                  (122,706)       (532,377)       (3,527)       (41,243)    (57,718)    (1,425,837)     (72,234)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net investment income (loss)           419,575         568,327        (3,527)       104,843     408,845      1,078,517      (72,234)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         2,725,761      13,169,235       220,997      1,326,839     941,917      1,618,173      992,665
   Cost of shares sold              (1,960,837)    (15,881,405)     (225,994)    (1,664,061)   (977,773)    (1,470,874)    (874,160)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses) from
   securities transactions             764,924      (2,712,170)       (4,997)      (337,222)    (35,856)       147,299      118,505
Realized gain distributions             61,669               0             0              0           0     11,643,584            0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses)            826,593      (2,712,170)       (4,997)      (337,222)    (35,856)    11,790,883      118,505
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period               2,118,717     (11,807,325)      (52,096)    (1,295,183)   (184,400)     9,553,205      230,691
   End of period                     3,682,441      (6,711,203)        8,707       (717,605)       (329)    15,172,977    1,688,485
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,563,724       5,096,122        60,803        577,578     184,071      5,619,772    1,457,794
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Increase (decrease) in net
   assets from operations          $ 2,809,892    $  2,952,279     $  52,279    $   345,199   $ 557,060    $18,489,172   $1,504,065
                                   ===========    ============     =========    ===========   =========    ===========   ==========

                 See accompanying notes to financial statements

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                          Growth       Growth      Mid-Cap       Asset        Global                   Growth-
                                        and Income   and Income     Value      Allocation     Growth       Growth       Income
                                        Portfolio    Portfolio    Portfolio       Fund         Fund         Fund         Fund
                                        (Class II)   (Class VC)   (Class VC)   (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                           $ 1,476,873  $ 1,304,316  $   476,455  $ 3,814,184  $   608,831  $ 1,074,793  $ 3,658,303
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Total investment income            1,476,873    1,304,316      476,455    3,814,184      608,831    1,074,793    3,658,303
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Expenses:
   Mortality and expense risk charge      (889,142)    (926,236)    (741,039)  (1,262,833)    (845,654)  (1,186,985)  (1,999,988)
   Distribution expense charge            (185,324)    (193,410)    (154,531)    (263,937)    (177,275)    (247,271)    (417,894)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Total expenses                    (1,074,466)  (1,119,646)    (895,570)  (1,526,770)  (1,022,929)  (1,434,256)  (2,417,882)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)               402,407      184,670     (419,115)   2,287,414     (414,098)    (359,463)   1,240,421
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold               852,636    2,023,337      705,393    2,186,643      933,163    1,859,775    1,565,227
   Cost of shares sold                    (754,411)  (1,848,352)    (619,036)  (1,988,701)    (795,379)  (1,538,095)  (1,402,168)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses) from
   securities transactions                  98,225      174,985       86,357      197,942      137,784      321,680      163,059
Realized gain distributions              9,809,788    7,969,150    6,510,234            0            0            0      970,172
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses)              9,908,013    8,144,135    6,596,591      197,942      137,784      321,680    1,133,231
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   7,320,536    7,830,637    7,079,872    6,275,018    4,963,041    9,198,396   11,341,371
   End of period                        15,098,088   18,980,123   15,691,703   34,757,748   36,720,812   46,169,903   48,816,031
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments         7,777,552   11,149,486    8,611,831   28,482,730   31,757,771   36,971,507   37,474,660
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
   from operations                     $18,087,972  $19,478,291  $14,789,307  $30,968,086  $31,481,457  $36,933,724  $39,848,312
                                       ===========  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                                                   Government
                                           Asset       Capital         and                    Aggressive    Alliance     Blue Chip
                                        Allocation  Appreciation  Quality Bond     Growth       Growth       Growth       Growth
                                        Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                        (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   326,625  $   (699,035) $  2,185,777  $   (82,404) $  (145,762) $   (502,576) $   (4,706)
   Net realized gains (losses) from
      securities transactions              227,208      (845,474)      304,998    1,764,763   (1,040,068)   (8,564,827)     12,948
   Change in net unrealized
      appreciation (depreciation) of
      investments                        1,128,650    24,761,229    (3,157,893)   9,322,724    3,726,337    24,263,218     149,903
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net assets
      from operations                    1,682,483    23,216,720      (667,118)  11,005,083    2,540,507    15,195,815     158,145
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
From capital transactions:
      Net proceeds from units sold         675,412     8,197,149     3,592,198    4,153,904      587,040       668,035      49,010
      Cost of units redeemed            (3,445,221)  (11,563,557)  (12,225,254)  (7,720,062)  (2,646,194)  (14,405,165)    (90,168)
      Annuity benefit payments              (5,389)      (14,475)      (68,846)     (14,090)           0       (33,749)       (624)
      Net transfers                      1,574,904    18,678,848    17,875,009   15,171,490     (218,791)   (2,793,074)    161,378
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net assets
      from capital transactions         (1,200,294)   15,297,965     9,173,107   11,591,242   (2,277,945)  (16,563,953)    119,596
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets          482,189    38,514,685     8,505,989   22,596,325      262,562    (1,368,138)    277,741
Net assets at beginning of period       17,336,407    83,487,910    74,583,311   56,478,498   11,620,263    60,549,487   1,418,582
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Net assets at end of period            $17,818,596  $122,002,595  $ 83,089,300  $79,074,823  $11,882,825  $ 59,181,349  $1,696,323
                                       ===========  ============  ============  ===========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                   30             0             0            0            0             0           0
   Units redeemed                                0             0             0          (61)         (10)          (91)          0
   Units transferred                           (23)            0             0            0            0             1           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                                   7             0             0          (61)         (10)          (90)          0
Beginning units                                  0         1,009           132        1,317           22         2,006           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                                     7         1,009           132        1,256           12         1,916           0
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   0.85% (2):
   Units sold                               28,319       589,236       244,599      327,726       38,199        17,153       7,030
   Units redeemed                          (39,507)     (355,792)     (246,725)    (261,755)     (20,163)     (166,568)     (9,794)
   Units transferred                        76,486     1,451,960     1,314,279    1,278,251       11,145      (131,160)     21,516
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                              65,298     1,685,404     1,312,153    1,344,222       29,181      (280,575)     18,752
Beginning units                            391,287     5,011,960     2,798,749    3,599,424      200,065     1,483,547     241,276
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                               456,585     6,697,364     4,110,902    4,943,646      229,246     1,202,972     260,028
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   1.10%:
   Units sold                                   64        22,449         6,355       14,104        3,450         1,907       1,340
   Units redeemed                              (34)      (42,713)      (13,085)     (28,072)      (1,388)       (2,742)     (6,201)
   Units transferred                          (290)       76,787        62,303       76,435        1,215        (9,167)      6,392
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                                (260)       56,523        55,573       62,467        3,277       (10,002)      1,531
Beginning units                             13,285       470,268       210,678      280,792       11,309       117,667      27,066
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                                13,025       526,791       266,251      343,259       14,586       107,665      28,597
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   1.25%:
   Units sold                               13,635        14,898        14,350       10,982       10,915        15,653           0
   Units redeemed                         (126,607)     (170,068)     (507,290)    (145,100)    (148,845)     (406,203)          0
   Units transferred                        26,650       (10,653)      (28,165)       3,100      (19,889)      (56,576)          0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                             (86,322)     (165,823)     (521,105)    (131,018)    (157,819)     (447,126)          0
Beginning units                            566,460       718,778     1,995,979      606,500      693,354     1,847,707           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                               480,138       552,955     1,474,874      475,482      535,535     1,400,581           0
                                       ===========  ============  ============  ===========  ===========  ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                     Davis
                                          Cash       Corporate      Venture     "Dogs" of     Emerging     Equity       Equity
                                       Management       Bond         Value     Wall Street    Markets      Income        Index
                                        Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                        (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)       $    (44,961) $ 2,221,654  $     31,190  $    77,074  $   (94,399) $    27,834  $   110,405
   Net realized gains (losses) from
      securities transactions              112,628       94,165       911,903      145,011    1,297,384      360,554     (502,623)
   Change in net unrealized
      appreciation (depreciation)
      of investments                       384,238   (1,438,331)   15,703,676       76,874    4,245,231      379,279    4,598,258
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from operations                      451,905      877,488    16,646,769      298,959    5,448,216      767,667    4,206,040
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold       1,568,769    4,562,715     7,196,365       92,633      525,547      102,167      210,447
      Cost of units redeemed           (13,166,081)  (6,191,943)  (12,631,985)  (1,346,890)  (1,563,728)  (2,012,642)  (8,822,236)
      Annuity benefit payments             (31,108)      (3,933)      (14,485)     (13,622)      (2,948)      (9,775)     (42,654)
      Net transfers                      9,760,814   25,951,566    21,265,637     (118,940)   4,021,975     (189,629)  (1,051,572)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from capital transactions         (1,867,606)  24,318,405    15,815,532   (1,386,819)   2,980,846   (2,109,879)  (9,706,015)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets       (1,415,701)  25,195,893    32,462,301   (1,087,860)   8,429,062   (1,342,212)  (5,499,975)
Net assets at beginning of period       20,569,647   49,923,331    94,709,800    6,504,889    7,347,341    6,841,407   35,204,686
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period           $ 19,153,946  $75,119,224  $127,172,101  $ 5,417,029  $15,776,403  $ 5,499,195  $29,704,711
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                    0            0             0            0            0            0            0
   Units redeemed                           (3,497)           0           (36)          (4)           0            0            0
   Units transferred                             0            0             0            0            0           25            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                              (3,497)           0           (36)          (4)           0           25            0
Beginning units                              3,497            0         1,204            8            0            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                     0            0         1,168            4            0           25            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of
   0.85% (2):
   Units sold                              122,291      304,843       457,147          946       23,377            0            0
   Units redeemed                         (498,350)    (246,223)     (476,215)      (3,177)      (8,190)           0            0
   Units transferred                       670,415    1,739,199     1,455,270       (3,536)      97,201            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                             294,356    1,797,819     1,436,202       (5,767)     112,388            0            0
Beginning units                            510,350    2,764,553     5,266,766       71,462       83,882            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               804,706    4,562,372     6,702,968       65,695      196,270            0            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses
   of 1.10%:
   Units sold                                  911       14,793        32,964          497        1,411            0            0
   Units redeemed                          (21,932)     (22,500)      (41,221)           0         (147)           0            0
   Units transferred                        16,211      110,681        76,263          324       13,280            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                              (4,810)     102,974        68,006          821       14,544            0            0
Beginning units                             31,888      234,296       543,292        5,785        8,275            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                27,078      337,270       611,298        6,606       22,819            0            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses
   of 1.25%:
   Units sold                               14,921        4,943        18,863        6,727        3,621        8,539       22,460
   Units redeemed                         (558,327)    (139,194)     (167,767)    (118,917)     (99,882)    (168,559)    (961,872)
   Units transferred                       162,485        2,020        23,728       (6,937)     147,306      (15,828)    (115,695)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                            (380,921)    (132,231)     (125,176)    (119,127)      51,045     (175,848)  (1,055,107)
Beginning units                          1,115,235      500,897       736,735      496,507      544,013      603,319    4,114,983
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               734,314      368,666       611,559      377,380      595,058      427,471    3,059,876
                                      ============  ===========  ============  ===========  ===========  ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                  Federated                                 Goldman
                                   American      Global        Global        Sachs        Growth-        Growth     High-Yield
                                    Leaders       Bond        Equities      Research      Income     Opportunities      Bond
                                  Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                   (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                 -----------  ------------  ------------  -----------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $   121,260   $   228,552  $    (89,885) $   (6,249)  $   (333,563)  $   (3,802)   $ 1,412,902
   Net realized gains (losses)
      from securities
      transactions                   184,935       157,004      (674,285)     12,039     (2,184,857)       5,515        (17,977)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                  1,940,844      (108,109)    3,786,639     233,990     11,299,192      152,710        883,947
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
   Increase (decrease) in net
      assets from operations       2,247,039       277,447     3,022,469     239,780      8,780,772      154,423      2,278,872
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
From capital transactions:
   Net proceeds from units sold      540,989       979,346       333,172     149,954        717,189      117,738        757,623
   Cost of units redeemed         (2,914,770)   (2,079,086)   (2,151,179)   (130,851)   (12,980,612)     (34,019)    (2,445,278)
   Annuity benefit payments           (4,050)      (11,692)       (2,266)          0        (70,322)           0        (29,715)
   Net transfers                   3,368,313     2,078,606       758,565     481,684     (1,138,547)     579,156      1,994,265
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                   990,482       967,174    (1,061,708)    500,787    (13,472,292)     662,875        276,895
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in net
   assets                          3,237,521     1,244,621     1,960,761     740,567     (4,691,520)     817,298      2,555,767
Net assets at beginning of
   period                         18,567,050     9,740,574     9,402,833   1,168,750     56,491,767      287,334     14,737,078
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Net assets at end of period      $21,804,571   $10,985,195  $ 11,363,594  $1,909,317   $ 51,800,247   $1,104,632    $17,292,845
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                              0             0             0           0              0            0              0
   Units redeemed                          0             0             0           0            (71)           0              0
   Units transferred                       0            24             0           0             (1)           0             22
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                             0            24             0           0            (72)           0             22
Beginning units                            0             0             0           0            262            0              0
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                               0            24             0           0            190            0             22
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 0.85% (2):
   Units sold                         39,116        68,576        26,172      19,761         24,062       21,813         52,603
   Units redeemed                    (88,015)      (44,960)      (23,645)    (17,207)      (103,275)      (6,103)       (83,812)
   Units transferred                 283,165       160,772        43,118      66,847         (9,807)      90,670        120,678
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                       234,266       184,388        45,645      69,401        (89,020)     106,380         89,469
Beginning units                    1,123,719       271,920       293,259     166,184      1,251,543       63,432        781,111
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                       1,357,985       456,308       338,904     235,585      1,162,523      169,812        870,580
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 1.10%:
   Units sold                          1,468         3,667           410         845          1,130            0          2,547
   Units redeemed                     (3,464)       (4,199)       (1,579)     (1,022)        (9,252)           0         (1,032)
   Units transferred                  20,342           468         6,408       1,334          2,597       11,360         31,261
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                        18,346           (64)        5,239       1,157         (5,525)      11,360         32,776
Beginning units                       69,259        23,374         7,970      12,093         91,889        2,026         53,321
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                          87,605        23,310        13,209      13,250         86,364       13,386         86,097
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 1.25%:
   Units sold                          4,008         2,564         5,295           0         16,104            0          2,587
   Units redeemed                   (101,588)      (81,665)      (99,055)          0       (404,513)           0        (73,270)
   Units transferred                  (6,162)         (341)       14,802           0        (37,846)           0            142
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                      (103,742)      (79,442)      (78,958)          0       (426,255)           0        (70,541)
Beginning units                      329,288       337,148       430,108           0      1,686,135            0        272,262
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                         225,546       257,706       351,150           0      1,259,880            0        201,721
                                 ===========   ===========  ============  ==========   ============   ==========    ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                                   MFS
                                              International   International   Massachusetts
                                               Diversified        Growth        Investors      MFS Mid-
                                                 Equities       and Income        Trust       Cap Growth
                                                Portfolio       Portfolio       Portfolio      Portfolio
                                                (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                              -------------   -------------   -------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   24,580      $   (37,533)    $   (7,106)    $  (34,300)
   Net realized gains (losses) from
      securities transactions                     139,715          590,658         39,362       (124,292)
   Change in net unrealized appreciation
      (depreciation) of investments             1,767,575        5,360,981        977,375        926,215
                                               ----------      -----------     ----------     ----------
   Increase (decrease) in net assets from
      operations                                1,931,870        5,914,106      1,009,631        767,623
                                               ----------      -----------     ----------     ----------
From capital transactions:
      Net proceeds from units sold                239,021        1,176,462        181,961        253,615
      Cost of units redeemed                     (857,455)      (2,068,906)      (799,776)      (410,610)
      Annuity benefit payments                     (4,340)          (9,157)             0              0
      Net transfers                             1,388,501        2,883,831       (178,623)       148,221
                                               ----------      -----------     ----------     ----------
   Increase (decrease) in net assets from
      capital transactions                        765,727        1,982,230       (796,438)        (8,774)
                                               ----------      -----------     ----------     ----------
Increase (decrease) in net assets               2,697,597        7,896,336        213,193        758,849
Net assets at beginning of period               5,681,049       16,531,318      6,498,005      3,527,481
                                               ----------      -----------     ----------     ----------
Net assets at end of period                    $8,378,646      $24,427,654     $6,711,198     $4,286,330
                                               ==========      ===========     ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                           0               40              0              0
   Units redeemed                                       0              (38)             0              0
   Units transferred                                    0              (30)             0              0
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding                0              (28)             0              0
Beginning units                                        44              750              0              0
                                               ----------      -----------     ----------     ----------
Ending units                                           44              722              0              0
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 0.85% (2):
   Units sold                                      22,212           78,465         18,798         28,171
   Units redeemed                                 (20,605)         (56,149)       (67,884)       (43,026)
   Units transferred                              113,278          179,178        (25,158)        17,671
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding          114,885          201,494        (74,244)         2,816
Beginning units                                   292,725          872,379        671,759        428,891
                                               ----------      -----------     ----------     ----------
Ending units                                      407,610        1,073,873        597,515        431,707
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 1.10%:
   Units sold                                         772            2,383            302          1,113
   Units redeemed                                    (572)          (1,879)       (15,209)        (3,648)
   Units transferred                                8,986           10,529          6,459         (1,730)
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding            9,186           11,033         (8,448)        (4,265)
Beginning units                                    15,209           36,801         62,443         35,343
                                               ----------      -----------     ----------     ----------
Ending units                                       24,395           47,834         53,995         31,078
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 1.25%:
   Units sold                                       5,086           14,303              0              0
   Units redeemed                                 (59,018)         (94,212)             0              0
   Units transferred                               29,480           30,528              0              0
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding          (24,452)         (49,381)             0              0
Beginning units                                   341,679          551,102              0              0
                                               ----------      -----------     ----------     ----------
Ending units                                      317,227          501,721              0              0
                                               ==========      ===========     ==========     ==========


                                                               Putnam
                                                MFS Total      Growth:         Real
                                                 Return        Voyager        Estate
                                                Portfolio     Portfolio     Portfolio
                                                (Class 1)     (Class 1)     (Class 1)
                                              ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  1,520,210   $  (143,700)  $   108,896
   Net realized gains (losses) from
      securities transactions                    5,747,048    (3,279,019)    1,738,833
   Change in net unrealized appreciation
      (depreciation) of investments              1,649,125     7,908,638     1,618,726
                                              ------------   -----------   -----------
   Increase (decrease) in net assets from
      operations                                 8,916,383     4,485,919     3,466,455
                                              ------------   -----------   -----------
From capital transactions:
      Net proceeds from units sold               9,190,814       336,311       835,405
      Cost of units redeemed                    (9,200,114)   (5,951,423)   (1,883,800)
      Annuity benefit payments                     (11,285)      (12,859)       (1,001)
      Net transfers                             44,584,228       (60,921)    3,279,811
                                              ------------   -----------   -----------
   Increase (decrease) in net assets from
      capital transactions                      44,563,643    (5,688,892)    2,230,415
                                              ------------   -----------   -----------
Increase (decrease) in net assets               53,480,026    (1,202,973)    5,696,870
Net assets at beginning of period               96,653,891    29,214,010    10,901,751
                                              ------------   -----------   -----------
Net assets at end of period                   $150,133,917   $28,011,037   $16,598,621
                                              ============   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                            0            63             0
   Units redeemed                                        0             0            (4)
   Units transferred                                     0           (48)           12
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding                 0            15             8
Beginning units                                          0           174             8
                                              ------------   -----------   -----------
Ending units                                             0           189            16
                                              ============   ===========   ===========
Contracts with total expenses of 0.85% (2):
   Units sold                                      619,683        31,484        22,956
   Units redeemed                                 (584,419)     (112,381)      (10,302)
   Units transferred                             2,967,511        47,256       101,018
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding         3,002,775       (33,641)      113,672
Beginning units                                  6,359,705     1,613,813       158,560
                                              ------------   -----------   -----------
Ending units                                     9,362,480     1,580,172       272,232
                                              ============   ===========   ===========
Contracts with total expenses of 1.10%:
   Units sold                                       19,395           298         1,463
   Units redeemed                                  (54,534)       (5,539)         (643)
   Units transferred                               133,379        17,804         9,393
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding            98,240        12,563        10,213
Beginning units                                    625,544       143,580        13,970
                                              ------------   -----------   -----------
Ending units                                       723,784       156,143        24,183
                                              ============   ===========   ===========
Contracts with total expenses of 1.25%:
   Units sold                                            0         6,256         6,654
   Units redeemed                                        0      (282,383)      (64,835)
   Units transferred                                     0       (27,165)        4,506
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding                 0      (303,292)      (53,675)
Beginning units                                          0     1,116,207       319,242
                                              ------------   -----------   -----------
Ending units                                             0       812,915       265,567
                                              ============   ===========   ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)


                                              Small
                                             Company     SunAmerica                 Telecom    Worldwide                  Emerging
                                              Value       Balanced    Technology    Utility   High Income    Comstock      Growth
                                            Portfolio     Portfolio    Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                            (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class II)   (Class II)
                                           -----------  ------------  ----------  ----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   419,575  $    568,327   $ (3,527)  $  104,843  $  408,845   $  1,078,517  $  (72,234)
   Net realized gains (losses) from
      securities transactions                  826,593    (2,712,170)    (4,997)    (337,222)    (35,856)    11,790,883     118,505
   Change in net unrealized appreciation
      (depreciation) of investments          1,563,724     5,096,122     60,803      577,578     184,071      5,619,772   1,457,794
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net assets
      from operations                        2,809,892     2,952,279     52,279      345,199     557,060     18,489,172   1,504,065
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
From capital transactions:
      Net proceeds from units sold             220,135       665,492     29,990       31,804     385,257     15,667,720     506,241
      Cost of units redeemed                (2,188,049)  (11,104,522)   (42,919)    (922,293)   (788,445)   (10,326,623)   (692,267)
      Annuity benefit payments                       0       (56,719)         0       (2,066)       (596)        (1,979)          0
      Net transfers                            262,603    (1,274,322)    80,236       (3,305)  1,437,806     58,916,203     931,978
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net assets from
      capital transactions                  (1,705,311)  (11,770,071)    67,307     (895,860)  1,034,022     64,255,321     745,952
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in net assets            1,104,581    (8,817,792)   119,586     (550,661)  1,591,082     82,744,493   2,250,017
Net assets at beginning of period            9,345,792    48,101,607    289,994    3,606,091   5,019,174    123,820,013   7,054,221
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Net assets at end of period                $10,450,373  $ 39,283,815   $409,580   $3,055,430  $6,610,256   $206,564,506  $9,304,238
                                           ===========  ============   ========   ==========  ==========   ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                                        0             0          0            0           0              0           0
   Units redeemed                                  (11)            0          0           (7)          0              0           0
   Units transferred                                 0             0          0          (32)          0              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding           (11)            0          0          (39)          0              0           0
Beginning units                                    427           630          0           59           0              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                       416           630          0           20           0              0           0
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses
   of 0.85% (2):
   Units sold                                        0        36,044     13,009        1,265      22,950      1,206,203      45,157
   Units redeemed                                    0       (29,890)   (17,809)      (4,551)    (24,946)      (765,233)    (66,478)
   Units transferred                                 0       (29,137)    28,163       (2,796)     99,058      4,485,675      97,315
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding             0       (22,983)    23,363       (6,082)     97,062      4,926,645      75,994
Beginning units                                      0       538,668    126,057       39,917     241,802      9,483,533     738,594
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                         0       515,685    149,420       33,835     338,864     14,410,178     814,588
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses of 1.10%:
   Units sold                                        0             0          0            0       3,458         47,852       7,356
   Units redeemed                                    0        (1,667)      (109)        (308)     (1,034)       (54,278)     (3,426)
   Units transferred                                 0           (69)     6,073          463         843        227,007      (2,593)
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding             0        (1,736)     5,964          155       3,267        220,581       1,337
Beginning units                                      0        30,592     14,654        4,376      17,004        846,244      81,765
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                         0        28,856     20,618        4,531      20,271      1,066,825      83,102
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses of 1.25%:
   Units sold                                    9,244        22,257          0        1,601       1,704              0           0
   Units redeemed                              (93,020)     (712,688)         0      (70,598)    (22,257)             0           0
   Units transferred                            11,396       (66,384)         0        1,404       4,982              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding       (72,380)     (756,815)         0      (67,593)    (15,571)             0           0
Beginning units                                456,434     2,949,416          0      276,507      94,361              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                   384,054     2,192,601          0      208,914      78,790              0           0
                                           ===========  ============   ========   ==========  ==========   ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Growth        Growth                        Asset        Global                      Growth-
                                  and Income    and Income   Mid-Cap Value   Allocation      Growth        Growth        Income
                                   Portfolio     Portfolio     Portfolio        Fund          Fund          Fund          Fund
                                  (Class II)    (Class VC)     (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                 ------------  ------------  -------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $    402,407  $    184,670  $   (419,115)  $  2,287,414  $   (414,098) $   (359,463) $  1,240,421
   Net realized gains (losses)
      from securities
      transactions                  9,908,013     8,144,135     6,596,591        197,942       137,784       321,680     1,133,231
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                   7,777,552    11,149,486     8,611,831     28,482,730    31,757,771    36,971,507    37,474,660
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations       18,087,972    19,478,291    14,789,307     30,968,086    31,481,457    36,933,724    39,848,312
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                      12,069,474    11,224,795    11,964,628     17,573,618    16,964,885    20,060,523    27,031,723
      Cost of units redeemed       (7,412,538)   (8,183,721)   (6,098,153)   (10,380,483)   (6,394,530)   (8,889,784)  (15,491,271)
      Annuity benefit payments         (1,723)       (9,646)            0        (43,132)       (1,382)      (12,959)      (34,044)
      Net transfers                51,206,976    33,877,085    39,341,805     46,681,262    50,042,028    44,625,590    76,115,384
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                 55,862,189    36,908,513    45,208,280     53,831,265    60,611,001    55,783,370    87,621,792
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets                          73,950,161    56,386,804    59,997,587     84,799,351    92,092,458    92,717,094   127,470,104
Net assets at beginning of
   period                          88,359,318   101,751,623    70,971,529    135,479,401    78,648,361   119,536,271   215,972,523
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Net assets at end of period      $162,309,479  $158,138,427  $130,969,116   $220,278,752  $170,740,819  $212,253,365  $343,442,627
                                 ============  ============  ============   ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                               0             0             0              0             0             0             0
   Units redeemed                           0             0             0              0             0             0             0
   Units transferred                        0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                              0             0             0              0             0             0             0
Beginning units                             0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                                0             0             0              0             0             0             0
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 0.85% (2):
   Units sold                         844,756       881,084       835,526      1,187,113       902,712     1,040,142     1,611,924
   Units redeemed                    (496,485)     (600,490)     (396,816)      (672,756)     (314,457)     (418,378)     (854,149)
   Units transferred                3,438,131     2,656,929     2,725,724      3,123,012     2,615,092     2,301,880     4,410,518
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                      3,786,402     2,937,523     3,164,434      3,637,369     3,203,347     2,923,644     5,168,293
Beginning units                     6,430,178     8,213,816     5,243,266      9,466,337     4,595,577     6,864,169    13,337,082
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                       10,216,580    11,151,339     8,407,700     13,103,706     7,798,924     9,787,813    18,505,375
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 1.10%:
   Units sold                          34,156        50,118        36,254         41,172        27,563        42,349        48,959
   Units redeemed                     (39,615)      (70,785)      (42,721)       (47,320)      (35,189)      (62,839)      (96,717)
   Units transferred                  296,176       153,511       138,242        123,518       137,060       127,642       280,968
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                        290,717       132,844       131,775        117,370       129,434       107,152       233,210
Beginning units                       575,351       736,996       514,307        815,311       354,881       687,441     1,135,519
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                          866,068       869,840       646,082        932,681       484,315       794,593     1,368,729
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 1.25%:
   Units sold                               0             0             0              0             0             0             0
   Units redeemed                           0             0             0              0             0             0             0
   Units transferred                        0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                              0             0             0              0             0             0             0
Beginning units                             0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                                0             0             0              0             0             0             0
                                 ============  ============  ============   ============  ============  ============  ============

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                             Government
                                    Asset        Capital         and                    Aggressive    Alliance     Blue Chip
                                  Allocation  Appreciation  Quality Bond     Growth       Growth       Growth       Growth
                                  Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                  (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                 -----------  ------------  ------------  -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $   279,192   $  (776,093) $  2,519,408  $  (237,934) $  (145,663) $   (593,330) $   (9,702)
   Net realized gains (losses)        69,932    (1,620,423)      606,069   (1,069,943)  (1,278,230)  (12,312,668)      4,598
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                    683,116     2,820,684      (756,938)   3,988,324    2,585,655    13,963,931     (13,519)
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from operations       1,032,240       424,168     2,368,539    2,680,447    1,161,762     1,057,933     (18,623)
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
From capital transactions:
   Net proceeds from units sold      759,855     9,083,076     4,942,159    5,847,872      588,490       695,193     174,190
   Cost of units redeemed         (4,312,935)   (7,409,256)  (12,322,363)  (5,408,018)  (1,492,810)  (11,563,869)   (124,846)
   Annuity benefit payments                0             0             0            0            0             0           0
   Net transfers                   2,230,802    13,100,928    10,753,689   10,094,261     (339,540)   (4,932,062)    307,089
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                (1,322,278)   14,774,748     3,373,485   10,534,115   (1,243,860)  (15,800,738)    356,433
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net
   assets                           (290,038)   15,198,916     5,742,024   13,214,562      (82,098)  (14,742,805)    337,810
Net assets at beginning of
   period                         17,626,445    68,288,994    68,841,287   43,263,936   11,702,361    75,292,292   1,080,772
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Net assets at end of period      $17,336,407   $83,487,910  $ 74,583,311  $56,478,498  $11,620,263  $ 60,549,487  $1,418,582
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                              0             0             0            0            0             0           0
   Units redeemed                          0        (1,016)          (43)        (390)        (288)            0           0
   Units transferred                       0             0             0            0            0             0           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                             0        (1,016)          (43)        (390)        (288)            0           0
Beginning units                            0         2,025           175        1,707          310         2,006           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                               0         1,009           132        1,317           22         2,006           0
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 0.85% (2):
   Units sold                         28,947       750,204       339,124      543,080       43,902         7,213      30,606
   Units redeemed                    (27,906)     (255,018)     (172,126)    (167,072)     (10,798)     (148,071)    (20,126)
   Units transferred                  65,376     1,167,935       914,501      987,723      (13,360)     (320,588)     52,831
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                        66,417     1,663,121     1,081,499    1,363,731       19,744      (461,446)     63,311
Beginning units                      324,870     3,348,839     1,717,250    2,235,693      180,321     1,944,993     177,965
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                         391,287     5,011,960     2,798,749    3,599,424      200,065     1,483,547     241,276
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 1.10%:
   Units sold                            356        32,849        22,535       21,110        5,462         1,183       2,179
   Units redeemed                         (5)      (14,601)       (3,342)      (9,612)           0          (543)     (2,868)
   Units transferred                     654       112,325        53,171       71,151       (6,291)      (21,324)      4,291
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                         1,005       130,573        72,364       82,649         (829)      (20,684)      3,602
Beginning units                       12,280       339,695       138,314      198,143       12,138       138,351      23,464
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                          13,285       470,268       210,678      280,792       11,309       117,667      27,066
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 1.25%:
   Units sold                         19,153        18,318        13,023        9,011       12,227        22,685           0
   Units redeemed                   (183,961)     (129,888)     (586,285)    (129,700)     (98,631)     (382,987)          0
   Units transferred                  68,756       (19,627)     (113,642)     (15,913)     (10,598)      (98,301)          0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                       (96,052)     (131,197)     (686,904)    (136,602)     (97,002)     (458,603)          0
Beginning units                      662,512       849,975     2,682,883      743,102      790,356     2,306,310           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                         566,460       718,778     1,995,979      606,500      693,354     1,847,707           0
                                 ===========   ===========  ============  ===========  ===========  ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                                       Davis
                                             Cash      Corporate      Venture     "Dogs" of     Emerging      Equity       Equity
                                          Management      Bond         Value     Wall Street    Markets       Income       Index
                                          Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                          (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (74,985) $ 1,506,075  $   (101,742) $    86,933  $   (10,939) $     5,573  $   (60,757)
   Net realized gains (losses)              (117,379)     144,510       219,287      164,085      672,343      190,451   (1,453,539)
   Change in net unrealized
      appreciation (depreciation) of
      investments                            232,755     (315,120)    7,181,836     (122,029)     654,462      240,449    3,294,245
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from operations                         40,391    1,335,465     7,299,381      128,989    1,315,866      436,473    1,779,949
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold         5,059,861    6,665,687     7,354,308      144,881      122,769      135,992      221,586
      Cost of units redeemed              (6,764,313)  (3,410,815)  (10,602,922)  (1,482,939)    (835,812)  (1,887,756)  (7,793,002)
      Annuity benefit payments                     0            0             0            0            0            0            0
      Net transfers                        1,789,357   16,845,807    13,152,902      201,004     (414,047)    (352,474)  (1,107,940)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from capital transactions               84,905   20,100,679     9,904,288   (1,137,054)  (1,127,090)  (2,104,238)  (8,679,356)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets            125,296   21,436,144    17,203,669   (1,008,065)     188,776   (1,667,765)  (6,899,407)
Net assets at beginning of period         20,444,351   28,487,187    77,506,131    7,512,954    7,158,565    8,509,172   42,104,093
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period              $20,569,647  $49,923,331  $ 94,709,800  $ 6,504,889  $ 7,347,341  $ 6,841,407  $35,204,686
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85%
   (1):
   Units sold                                      0            0             0            0            0            0            0
   Units redeemed                                  0            0          (171)           0            0            0            0
   Units transferred                               0            0             0            8            0            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                                     0            0          (171)           8            0            0            0
Beginning units                                3,497            0         1,375            0            0            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                   3,497            0         1,204            8            0            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 0.85%
   (2):
   Units sold                                408,004      453,832       523,155        8,371        6,278            0            0
   Units redeemed                           (178,331)     (99,690)     (376,619)      (2,601)      (9,986)           0            0
   Units transferred                         (95,112)   1,193,832       900,406        4,962        6,581            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               134,561    1,547,974     1,046,942       10,732        2,873            0            0
Beginning units                              375,789    1,216,579     4,219,824       60,730       81,009            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                 510,350    2,764,553     5,266,766       71,462       83,882            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 1.10%:
   Units sold                                 42,040       28,306        36,687            0            0            0            0
   Units redeemed                            (17,411)      (3,002)      (27,345)      (8,194)         (13)           0            0
   Units transferred                         (37,222)      66,040       102,571        5,759        2,045            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               (12,593)      91,344       111,913       (2,435)       2,032            0            0
Beginning units                               44,481      142,952       431,379        8,220        6,243            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                  31,888      234,296       543,292        5,785        8,275            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 1.25%:
   Units sold                                 11,548        5,245        23,862        3,549        4,340       12,161       25,567
   Units redeemed                           (353,965)    (117,860)     (190,319)    (122,394)     (69,741)    (169,872)    (917,780)
   Units transferred                         247,149      (21,477)       42,510        6,065      (71,117)     (31,635)    (133,463)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               (95,268)    (134,092)     (123,947)    (112,780)    (136,518)    (189,346)  (1,025,676)
Beginning units                            1,210,503      634,989       860,682      609,287      680,531      792,665    5,140,659
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               1,115,235      500,897       736,735      496,507      544,013      603,319    4,114,983
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                         Federated                               Goldman
                                          American      Global       Global       Sachs       Growth-        Growth      High-Yield
                                          Leaders        Bond       Equities    Research      Income     Opportunities      Bond
                                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                         (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                        -----------  -----------  -----------  ----------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $    75,026  $  (104,371) $   (85,304) $   (8,934) $   (290,117)   $ (2,579)    $ 1,070,230
   Net realized gains (losses)              (11,047)     179,792   (1,383,493)      4,238    (3,885,367)     (8,788)       (133,650)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           975,025      313,217    2,045,721      14,913     5,424,196      11,852         644,569
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
   Increase (decrease) in net assets
      from operations                     1,039,004      388,638      576,924      10,217     1,248,712         485       1,581,149
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
From capital transactions:
      Net proceeds from units sold        1,719,976      485,308       98,230      36,847       867,029      39,191         946,600
      Cost of units redeemed             (2,250,555)  (1,616,453)  (1,675,397)    (47,366)  (11,438,199)    (43,506)     (2,243,288)
      Annuity benefit payments                    0            0            0           0             0           0               0
      Net transfers                       2,169,385    1,401,658     (617,553)    348,596    (3,001,055)     32,524       2,421,609
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
   Increase (decrease) in net assets
      from capital transactions           1,638,806      270,513   (2,194,720)    338,077   (13,572,225)     28,209       1,124,921
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in net assets         2,677,810      659,151   (1,617,796)    348,294   (12,323,513)     28,694       2,706,070
Net assets at beginning of period        15,889,240    9,081,423   11,020,629     820,456    68,815,280     258,640      12,031,008
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Net assets at end of period             $18,567,050  $ 9,740,574  $ 9,402,833  $1,168,750  $ 56,491,767    $287,334     $14,737,078
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85%
   (1):
   Units sold                                     0            0            0           0             0           0               0
   Units redeemed                                 0            0         (212)          0          (401)          0               0
   Units transferred                              0            0            0           0             0           0               0
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                                    0            0         (212)          0          (401)          0               0
Beginning units                                   0            0          212           0           663           0               0
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                      0            0            0           0           262           0               0
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of 0.85%
   (2):
   Units sold                               150,555       34,397          982       4,275        27,546       9,262          73,683
   Units redeemed                           (59,636)      (7,489)     (38,951)     (2,416)     (137,724)     (9,817)        (76,386)
   Units transferred                        199,599      103,882      (57,440)     46,975      (158,332)      9,061         195,892
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                              290,518      130,790      (95,409)     48,834      (268,510)      8,506         193,189
Beginning units                             833,201      141,130      388,668     117,350     1,520,053      54,926         587,922
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                              1,123,719      271,920      293,259     166,184     1,251,543      63,432         781,111
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of
   1.10%:
   Units sold                                 7,292          389            0       1,375         1,487           0           2,184
   Units redeemed                            (3,722)        (127)           0      (4,860)      (10,391)          0            (913)
   Units transferred                         21,487       11,254           (1)      5,370         3,035      (1,530)          5,766
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                               25,057       11,516           (1)      1,885        (5,869)     (1,530)          7,037
Beginning units                              44,202       11,858        7,971      10,208        97,758       3,556          46,284
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                 69,259       23,374        7,970      12,093        91,889       2,026          53,321
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of
   1.25%:
   Units sold                                 4,367        3,024        5,513           0        22,329           0           4,121
   Units redeemed                           (94,146)     (88,477)     (84,959)          0      (375,713)          0         (78,088)
   Units transferred                         (9,814)      (2,079)     (12,624)          0       (62,481)          0           5,677
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                              (99,593)     (87,532)     (92,070)          0      (415,865)          0         (68,290)
Beginning units                             428,881      424,680      522,178           0     2,102,000           0         340,552
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                329,288      337,148      430,108           0     1,686,135           0         272,262
                                        ===========  ===========  ===========  ==========  ============    ========     ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                                       MFS
                                    International  International  Massachusetts                               Putnam
                                     Diversified       Growth       Investors     MFS Mid-     MFS Total     Growth:        Real
                                       Equities      and Income       Trust      Cap Growth     Return       Voyager       Estate
                                      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                     (Class 1)(3)    (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -------------  -------------  -------------  ----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $   53,213     $    23,614    $    (4,696)  $  (32,811) $  (526,066)  $  (309,575) $   138,014
   Net realized gains (losses)         (232,265)        247,353       (162,494)    (255,921)      33,598    (4,006,120)     575,831
   Change in net unrealized
      appreciation (depreciation)
      of investments                    772,069       1,359,370        747,007      188,672    5,865,886     3,685,641    1,704,155
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
   Increase (decrease) in net
      assets from operations            593,017       1,630,337        579,817     (100,060)   5,373,418      (630,054)   2,418,000
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
From capital transactions:
      Net proceeds from units sold      163,277         674,999         38,731      150,061    9,882,513     1,517,225      629,767
      Cost of units redeemed           (846,976)     (2,084,144)      (638,207)    (375,590)  (4,573,898)   (4,826,203)  (1,337,383)
      Annuity benefit payments                0               0              0            0            0             0            0
      Net transfers                     426,376       2,380,027       (770,503)     119,765   29,744,683     2,050,847    1,643,040
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                     (257,323)        970,882     (1,369,979)    (105,764)  35,053,298    (1,258,131)     935,424
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in net assets       335,694       2,601,219       (790,162)    (205,824)  40,426,716    (1,888,185)   3,353,424
Net assets at beginning of period     5,345,355      13,930,099      7,288,167    3,733,305   56,227,175    31,102,195    7,548,327
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Net assets at end of period          $5,681,049     $16,531,318    $ 6,498,005   $3,527,481  $96,653,891   $29,214,010  $10,901,751
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                44               0              0            0            0             0            0
   Units redeemed                             0               0              0            0            0             0            0
   Units transferred                          0               0              0            0            0             0            0
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                               44               0              0            0            0             0            0
Beginning units                               0             750              0            0            0           174            8
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                                 44             750              0            0            0           174            8
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   0.85% (2):
   Units sold                            10,707          44,005          2,216       19,773      689,888       205,730       18,646
   Units redeemed                       (39,157)        (56,727)       (65,488)     (46,114)    (322,299)      (98,000)      (8,889)
   Units transferred                     61,437         136,881        (70,368)      13,508    2,042,223       442,883       40,330
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                           32,987         124,159       (133,640)     (12,833)   2,409,812       550,613       50,087
Beginning units                         259,738         748,220        805,399      441,724    3,949,893     1,063,200      108,473
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                            292,725         872,379        671,759      428,891    6,359,705     1,613,813      158,560
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   1.10%:
   Units sold                             3,008           3,967          2,451            0       45,400        12,185        2,163
   Units redeemed                             0          (3,597)        (8,209)      (1,167)     (15,100)       (2,324)        (337)
   Units transferred                        758             662        (22,893)       1,413      163,195        40,277        6,523
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                            3,766           1,032        (28,651)         246      193,495        50,138        8,349
Beginning units                          11,443          35,769         91,094       35,097      432,049        93,442        5,621
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                             15,209          36,801         62,443       35,343      625,544       143,580       13,970
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   1.25%:
   Units sold                             7,296          16,893              0            0            0         7,129        7,757
   Units redeemed                       (57,522)       (117,917)             0            0            0      (247,761)     (58,532)
   Units transferred                      1,797          68,733              0            0            0       (61,472)      28,829
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                          (48,429)        (32,291)             0            0            0      (302,104)     (21,946)
Beginning units                         390,108         583,393              0            0            0     1,418,311      341,188
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                            341,679         551,102              0            0            0     1,116,207      319,242
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

(3)  For the period from October 4, 2004 (inception) to April 30, 2005

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                    Small Company    SunAmerica                 Telecom    Worldwide                   Emerging
                                        Value         Balanced    Technology    Utility   High Income    Comstock       Growth
                                      Portfolio      Portfolio     Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                      (Class 1)      (Class 1)     (Class 1)   (Class 1)   (Class 1)    (Class II)    (Class II)
                                    -------------  -------------  ----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $  (122,372)  $    180,265    $ (2,394)  $  137,498  $  226,435   $    343,195  $  (56,950)
   Net realized gains (losses)           583,113     (3,306,941)    (27,705)    (374,219)    (91,718)     3,899,186      31,713
   Change in net unrealized
      appreciation (depreciation)
      of investments                     868,854      4,874,152      12,016      784,358     209,145      4,235,788      70,516
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net
      assets from operations           1,329,595      1,747,476     (18,083)     547,637     343,862      8,478,169      45,279
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
From capital transactions:
      Net proceeds from units sold       257,132        696,597      13,775       25,471     469,270     21,289,649     860,562
      Cost of units redeemed          (1,666,934)   (10,285,933)     (5,742)    (668,478)   (867,446)    (4,871,831)   (594,712)
      Annuity benefit payments                 0              0           0            0           0              0           0
      Net transfers                      639,979     (1,663,666)     35,062       27,257   1,384,736     45,257,144   1,261,129
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                      (769,823)   (11,253,002)     43,095     (615,750)    986,560     61,674,962   1,526,979
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in net assets        559,772     (9,505,526)     25,012      (68,113)  1,330,422     70,153,131   1,572,258
Net assets at beginning of period      8,786,020     57,607,133     264,982    3,674,204   3,688,752     53,666,882   5,481,963
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Net assets at end of period          $ 9,345,792   $ 48,101,607    $289,994   $3,606,091  $5,019,174   $123,820,013  $7,054,221
                                     ===========   ============    ========   ==========  ==========   ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                  0              0           0           44           0              0           0
   Units redeemed                              0           (207)          0            0           0              0           0
   Units transferred                           0              0           0            0           0              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0           (207)          0           44           0              0           0
Beginning units                              427            837           0           15           0              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                 427            630           0           59           0              0           0
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   0.85% (2):
   Units sold                                  0         54,370       6,779            4      35,302      1,714,056      89,427
   Units redeemed                              0        (64,021)     (2,706)      (5,591)    (17,330)      (390,905)    (55,478)
   Units transferred                           0         17,473      13,649        4,726      97,487      3,650,551     136,590
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0          7,822      17,722         (861)    115,459      4,973,702     170,539
Beginning units                                0        530,846     108,335       40,778     126,343      4,509,831     568,055
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                   0        538,668     126,057       39,917     241,802      9,483,533     738,594
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   1.10%:
   Units sold                                  0              0           0            0         348        131,536       9,836
   Units redeemed                              0         (5,061)       (111)           0      (5,427)       (31,974)    (13,058)
   Units transferred                           0          8,109       1,126          227       7,367        283,910       8,941
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0          3,048       1,015          227       2,288        383,472       5,719
Beginning units                                0         27,544      13,639        4,149      14,716        462,772      76,046
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                   0         30,592      14,654        4,376      17,004        846,244      81,765
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   1.25% :
   Units sold                             12,860         15,942           0        2,210       1,611              0           0
   Units redeemed                        (83,395)      (660,961)          0      (55,673)    (31,798)             0           0
   Units transferred                      32,278       (129,056)          0         (983)      5,554              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                           (38,257)      (774,075)          0      (54,446)    (24,633)             0           0
Beginning units                          494,691      3,723,491           0      330,953     118,994              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                             456,434      2,949,416           0      276,507      94,361              0           0
                                     ===========   ============    ========   ==========  ==========   ============  ==========

(1)  Offered in Polaris Plus product

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                Growth       Growth                        Asset
                                              and Income   and Income   Mid-Cap Value   Allocation
                                              Portfolio     Portfolio     Portfolio        Fund
                                              (Class II)   (Class VC)     (Class VC)     (Class 2)
                                             -----------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   186,483  $     44,657   $  (277,450)  $  1,138,383
   Net realized gains (losses)                 2,073,384       782,049       859,510         20,285
   Change in net unrealized appreciation
      (depreciation) of investments            4,444,668     3,667,498     3,708,013      3,715,934
                                             -----------  ------------   -----------   ------------
   Increase (decrease) in net assets from
      operations                               6,704,535     4,494,204     4,290,073      4,874,602
                                             -----------  ------------   -----------   ------------
From capital transactions:
      Net proceeds from units sold            15,669,020    15,892,732    14,895,030     24,819,057
      Cost of units redeemed                  (3,064,973)   (4,488,083)   (2,834,761)    (5,961,979)
      Annuity benefit payments                         0             0             0              0
      Net transfers                           32,051,774    37,263,206    25,754,469     52,070,232
                                             -----------  ------------   -----------   ------------
   Increase (decrease) in net assets from
      capital transactions                    44,655,821    48,667,855    37,814,738     70,927,310
                                             -----------  ------------   -----------   ------------
Increase (decrease) in net assets             51,360,356    53,162,059    42,104,811     75,801,912
Net assets at beginning of period             36,998,962    48,589,564    28,866,718     59,677,489
                                             -----------  ------------   -----------   ------------
Net assets at end of period                  $88,359,318  $101,751,623   $70,971,529   $135,479,401
                                             ===========  ============   ===========   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                          0             0             0              0
   Units redeemed                                      0             0             0              0
   Units transferred                                   0             0             0              0
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding               0             0             0              0
Beginning units                                        0             0             0              0
                                             -----------  ------------   -----------   ------------
Ending units                                           0             0             0              0
                                             ===========  ============   ===========   ============
Contracts with total expenses of 0.85% (2):
   Units sold                                  1,218,039     1,351,530     1,178,524      1,828,263
   Units redeemed                               (226,126)     (350,966)     (213,895)      (410,582)
   Units transferred                           2,471,098     3,123,054     1,967,314      3,706,981
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding       3,463,011     4,123,618     2,931,943      5,124,662
Beginning units                                2,967,167     4,090,198     2,311,323      4,341,675
                                             -----------  ------------   -----------   ------------
Ending units                                   6,430,178     8,213,816     5,243,266      9,466,337
                                             ===========  ============   ===========   ============
Contracts with total expenses of 1.10%:
   Units sold                                     91,448        79,559        65,902         89,345
   Units redeemed                                (27,902)      (49,242)      (21,806)       (46,734)
   Units transferred                             198,598       233,885       182,661        314,974
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding         262,144       264,202       226,757        357,585
Beginning units                                  313,207       472,794       287,550        457,726
                                             -----------  ------------   -----------   ------------
Ending units                                     575,351       736,996       514,307        815,311
                                             ===========  ============   ===========   ============
Contracts with total expenses of 1.25% :
   Units sold                                          0             0             0              0
   Units redeemed                                      0             0             0              0
   Units transferred                                   0             0             0              0
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding               0             0             0              0
Beginning units                                        0             0             0              0
                                             -----------  ------------   -----------   ------------
Ending units                                           0             0             0              0
                                             ===========  ============   ===========   ============

                                                Global                     Growth-
                                                Growth       Growth        Income
                                                 Fund         Fund          Fund
                                              (Class 2)     (Class 2)     (Class 2)
                                             -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (313,646) $   (615,497) $     61,652
   Net realized gains (losses)                     8,931        29,267        55,989
   Change in net unrealized appreciation
      (depreciation) of investments            3,457,953     5,248,445     4,273,491
                                             -----------  ------------  ------------
   Increase (decrease) in net assets from
      operations                               3,153,238     4,662,215     4,391,132
                                             -----------  ------------  ------------
From capital transactions:
      Net proceeds from units sold            17,691,675    24,559,123    43,691,075
      Cost of units redeemed                  (2,451,140)   (5,009,461)   (9,715,249)
      Annuity benefit payments                         0             0             0
      Net transfers                           33,471,734    42,607,569    79,440,990
                                             -----------  ------------  ------------
   Increase (decrease) in net assets from
      capital transactions                    48,712,269    62,157,231   113,416,816
                                             -----------  ------------  ------------
Increase (decrease) in net assets             51,865,507    66,819,446   117,807,948
Net assets at beginning of period             26,782,854    52,716,825    98,164,575
                                             -----------  ------------  ------------
Net assets at end of period                  $78,648,361  $119,536,271  $215,972,523
                                             ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                          0             0             0
   Units redeemed                                      0             0             0
   Units transferred                                   0             0             0
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding               0             0             0
Beginning units                                        0             0             0
                                             -----------  ------------  ------------
Ending units                                           0             0             0
                                             ===========  ============  ============
Contracts with total expenses of 0.85% (2):
   Units sold                                  1,091,019     1,532,159     2,811,271
   Units redeemed                               (136,047)     (280,341)     (590,123)
   Units transferred                           2,023,672     2,536,349     4,933,681
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding       2,978,644     3,788,167     7,154,829
Beginning units                                1,616,933     3,076,002     6,182,253
                                             -----------  ------------  ------------
Ending units                                   4,595,577     6,864,169    13,337,082
                                             ===========  ============  ============
Contracts with total expenses of 1.10%:
   Units sold                                     53,135        64,065       133,618
   Units redeemed                                (21,283)      (41,047)      (59,461)
   Units transferred                             133,583       224,966       418,369
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding         165,435       247,984       492,526
Beginning units                                  189,446       439,457       642,993
                                             -----------  ------------  ------------
Ending units                                     354,881       687,441     1,135,519
                                             ===========  ============  ============
Contracts with total expenses of 1.25% :
   Units sold                                          0             0             0
   Units redeemed                                      0             0             0
   Units transferred                                   0             0             0
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding               0             0             0
Beginning units                                        0             0             0
                                             -----------  ------------  ------------
Ending units                                           0             0             0
                                             ===========  ============  ============

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

     The Separate Account is composed of a total of forty-two variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-nine currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

     Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.70% or 1.10%, and Polaris II Asset Manager and Polaris II A-Class, 0.70% or 0.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

     DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the excess cost.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     SALES CHARGE: For the Polaris II A-Class product, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2006 consist of the following:

                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                       $ 2,664,637     $ 3,538,306
Capital Appreciation Portfolio (Class1)                     22,894,968       8,296,038
Government and Quality Bond Portfolio (Class 1)             21,907,206      10,548,322
Growth Portfolio (Class 1)                                  19,391,017       5,522,096

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                      $ 1,240,135     $ 3,663,842
Alliance Growth Portfolio (Class 1)                            956,744      18,023,273
Blue Chip Growth Portfolio (Class 1)                           357,428         242,538
Cash Management Portfolio (Class 1)                         20,611,415      22,523,982
Corporate Bond Portfolio (Class 1)                          30,122,783       3,582,724
Davis Venture Value Portfolio (Class 1)                     23,535,202       7,688,480
"Dogs" of Wall Street Portfolio (Class 1)                      464,520       1,762,180
Emerging Markets Portfolio (Class 1)                         7,057,566       4,171,119
Equity Income Portfolio (Class 1)                              380,852       2,425,899
Equity Index Portfolio (Class 1)                               690,566      10,286,176
Federated American Leaders Portfolio (Class 1)               3,976,001       2,864,259
Global Bond Portfolio (Class 1)                              3,942,326       2,689,064
Global Equities Portfolio (Class 1)                          1,272,403       2,423,996
Goldman Sachs Research Portfolio (Class 1)                     660,255         165,717
Growth-Income Portfolio (Class 1)                            1,497,898      15,303,753
Growth Opportunities Portfolio (Class 1)                       772,967         113,894
High-Yield Bond Portfolio (Class 1)                          5,088,715       3,398,918
International Diversified Equities Portfolio (Class 1)       2,326,724       1,536,417
International Growth and Income Portfolio (Class 1)          5,961,775       4,017,078
MFS Massachusetts Investors Trust Portfolio (Class 1)          466,344       1,269,888
MFS Mid-Cap Growth Portfolio (Class 1)                         615,132         658,206
MFS Total Return Portfolio (Class 1)                        53,366,472       1,661,721
Putnam Growth: Voyager Portfolio (Class 1)                   1,285,077       7,117,669
Real Estate Portfolio (Class 1)                              5,835,704       2,546,200
Small Company Value Portfolio (Class 1)                      1,501,694       2,725,761
SunAmerica Balanced Portfolio (Class 1)                      1,967,491      13,169,235
Technology Portfolio (Class 1)                                 284,777         220,997
Telecom Utility Portfolio (Class 1)                            535,821       1,326,839
Worldwide High Income Portfolio (Class 1)                    2,384,784         941,917

VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                              $78,595,595     $ 1,618,173
Emerging Growth Portfolio (Class II)                         1,666,383         992,665
Growth and Income Portfolio (Class II)                      66,927,020         852,636

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
LORD ABBETT FUND:
Growth and Income Portfolio (Class VC)                     $47,085,670      $2,023,337
Mid-Cap Value Portfolio (Class VC)                          52,004,792         705,393

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                            $58,305,322      $2,186,643
Global Growth Fund (Class 2)                                61,130,066         933,163
Growth Fund (Class 2)                                       57,283,682       1,859,775
Growth-Income Fund (Class 2)                                91,397,612       1,565,227

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2006, 2005, 2004, 2003 and 2002 follows:

                     At April 30                                 For the Year Ended April 30
----------------------------------------------------   -----------------------------------------------
                      Unit Fair Value                   Expense Ratio   Investment      Total Return
                         Lowest to        Net Assets       Lowest         Income         Lowest to
   Year     Units     Highest ($) (6)        ($)       to Highest (1)    Ratio (2)      Highest (3)
   ----   ---------   ---------------    -----------   --------------   ----------   -----------------
Asset Allocation Portfolio (Class 1)
   2006     949,755   13.94 to 24.40(7)   17,818,596   0.85% to 1.25%      2.99%        9.93% to 10.37%(8)
   2005     971,032   11.78 to 22.20(7)   17,336,407   0.85% to 1.25%      2.73%         5.86% to 6.28%
   2004     999,662   11.08 to 20.97(7)   17,626,445   0.85% to 1.25%      3.34%       18.44% to 18.91%
   2003     842,182    9.27 to 17.70      12,636,500   0.85% to 1.25%      3.89%       -3.43% to -3.05%
   2002     871,609    9.59 to 18.33      13,635,471   0.85% to 1.25%      3.34%       -4.01% to -3.63%

Capital Appreciation Portfolio (Class 1)
   2006   7,778,119   13.61 to 43.03(7)  122,002,595   0.85% to 1.25%      0.27%       25.96% to 26.47%
   2005   6,202,015   10.76 to 34.16(7)   83,487,910   0.85% to 1.25%      0.00%         0.37% to 0.78%
   2004   4,540,534   10.68 to 34.03(7)   68,288,994   0.85% to 1.25%      0.00%       22.49% to 23.00%
   2003   3,312,355    6.42 to 27.78      45,411,415   0.85% to 1.25%      0.00%     -12.32% to -11.97%
   2002   3,065,679    7.30 to 31.69      50,711,970   0.85% to 1.25%      0.25%     -15.26% to -14.92%

Government and Quality Bond Portfolio (Class 1)
   2006   5,852,159   13.20 to 17.18(7)   83,089,300   0.85% to 1.25%      3.77%       -1.00% to -0.60%
   2005   5,005,538   13.28 to 17.35(7)   74,583,311   0.85% to 1.25%      4.64%         3.27% to 3.69%
   2004   4,538,622   12.81 to 16.80(7)   68,841,287   0.85% to 1.25%      4.04%        -0.18% to 0.22%
   2003   4,435,309   12.25 to 16.83      69,894,786   0.85% to 1.25%      3.39%         7.20% to 7.63%
   2002   3,705,363   11.38 to 15.70      56,444,402   0.85% to 1.25%      4.34%         5.79% to 6.22%

Growth Portfolio (Class 1)
   2006   5,763,643   11.97 to 33.32(7)   79,074,823   0.85% to 1.25%      0.82%        17.64 to 18.11%
   2005   4,488,033   10.13 to 28.33(7)   56,478,498   0.85% to 1.25%      0.53%         5.42% to 5.85%
   2004   3,178,645    9.57 to 26.87(7)   43,263,936   0.85% to 1.25%      0.47%       24.05% to 24.56%
   2003   2,185,613    6.55 to 21.66      27,512,769   0.85% to 1.25%      0.41%     -15.55% to -15.22%
   2002   1,992,150    7.73 to 25.65      31,805,872   0.85% to 1.25%      0.14%     -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
   2006     779,379   10.50 to 17.41(7)   11,882,825   0.85% to 1.25%      0.00%       22.91% to 23.40%
   2005     904,750    8.51 to 14.17(7)   11,620,263   0.85% to 1.25%      0.00%        9.63% to 10.06%(8)
   2004     983,125    7.73 to 12.92(7)   11,702,361   0.85% to 1.25%      0.00%       22.07% to 22.56%
   2003     961,812    4.13 to 10.59       9,544,290   0.85% to 1.25%      0.24%     -18.98% to -18.65%
   2002   1,103,249    5.08 to 13.07      13,297,839   0.85% to 1.25%      0.42%     -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
   2006   2,713,134    8.32 to 34.46(7)   59,181,349   0.85% to 1.25%      0.38%       27.10% to 27.61%
   2005   3,450,927    6.52 to 27.12(7)   60,549,487   0.85% to 1.25%      0.33%         1.04% to 1.45%(8)
   2004   4,391,660    6.43 to 26.84(7)   75,292,292   0.85% to 1.25%      0.25%       11.80% to 12.25%
   2003   4,857,901    4.77 to 24.00      72,130,071   0.85% to 1.25%      0.30%     -16.24% to -15.90%
   2002   5,535,320    5.67 to 28.66      97,221,210   0.85% to 1.25%      0.00%     -20.20% to -19.88%

Blue Chip Growth Portfolio (Class 1)
   2006     288,625     5.81 to 5.88       1,696,323   0.85% to 1.10%      0.56%       10.92% to 11.20%
   2005     268,342     5.24 to 5.29       1,418,582   0.85% to 1.10%      0.16%       -1.71% to -1.46%
   2004     201,429     5.33 to 5.37       1,080,772   0.85% to 1.10%      0.16%       16.36% to 16.65%
   2003     165,075     4.58 to 4.60         759,737   0.85% to 1.10%      0.26%     -18.61% to -18.39%
   2002     120,407     5.62 to 5.64         679,101   0.85% to 1.10%      0.06%     -20.83% to -20.64%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                          For the Year Ended April 30
         ------------------------------------------  ---------------------------------------------
                    Unit Fair Value                   Expense Ratio  Investment     Total Return
                       Lowest to         Net Assets      Lowest        Income        Lowest to
   Year    Units    Highest ($) (6)         ($)      to Highest (1)   Ratio (2)     Highest (3)
   ----  ---------  ---------------     -----------  --------------  ----------  -----------------
Cash Management Portfolio (Class 1)
   2006  1,566,098  11.23 to 13.37 (7)   19,153,946  0.85% to 1.25%     0.86%        2.15% to 2.56%
   2005  1,660,970  10.94 to 13.09 (7)   20,569,647  0.85% to 1.25%     0.77%        0.09% to 0.49%
   2004  1,634,270  10.89 to 13.08 (7)   20,444,351  0.85% to 1.25%     2.09%      -0.69% to -0.29%
   2003  1,922,742  10.54 to 13.17       24,491,587  0.85% to 1.25%     3.63%       -0.11% to 0.29%
   2002  2,019,793  10.51 to 13.18       26,214,963  0.85% to 1.25%     3.98%        1.33% to 1.75%

Corporate Bond Portfolio (Class 1)
   2006  5,268,308  14.03 to 17.48 (7)   75,119,224  0.85% to 1.25%     4.39%        1.40% to 1.81%
   2005  3,499,746  13.78 to 17.23 (7)   49,923,331  0.85% to 1.25%     4.75%        3.86% to 4.28%
   2004  1,994,520  13.21 to 16.59 (7)   28,487,187  0.85% to 1.25%     5.35%        6.12% to 6.55%
   2003  1,170,704  12.33 to 15.64       16,712,027  0.85% to 1.25%     5.94%        8.90% to 9.34%
   2002    934,852  10.52 to 14.36       12,670,300  0.85% to 1.25%     5.50%        5.20% to 5.62%

Davis Venture Value Portfolio (Class 1)
   2006  7,926,993  14.34 to 36.64 (7)  127,172,101  0.85% to 1.25%     0.96%      16.03% to 16.50%
   2005  6,547,997  12.31 to 31.58 (7)   94,709,800  0.85% to 1.25%     0.85%        8.59% to 9.02% (8)
   2004  5,513,260  11.29 to 29.08 (7)   77,506,131  0.85% to 1.25%     0.77%      30.20% to 30.72%
   2003  4,665,711   7.87 to 22.34       51,742,583  0.85% to 1.25%     0.65%    -13.03% to -12.68%
   2002  4,325,979   9.02 to 25.68       56,606,074  0.85% to 1.25%     0.49%      -8.93% to -8.57%

"Dogs" of Wall Street Portfolio (Class 1)
   2006    449,685  11.75 to 13.61        5,417,029  0.85% to 1.25%     2.52%        5.77% to 6.19%
   2005    573,762  11.11 to 12.82        6,504,889  0.85% to 1.25%     2.44%        1.80% to 2.20% (8)
   2004    678,245  10.91 to 12.54        7,512,954  0.85% to 1.25%     2.52%      24.60% to 25.10% (8)
   2003    733,143   8.76 to 10.02        6,528,585  0.85% to 1.25%     1.90%    -13.94% to -13.59%
   2002    727,879  10.18 to 11.60        7,507,418  0.85% to 1.25%     2.16%        7.85% to 8.29%

Emerging Markets Portfolio (Class 1)
   2006    814,147  18.30 to 22.33       15,776,403  0.85% to 1.25%     0.28%      63.38% to 64.03%
   2005    636,170  11.20 to 13.61        7,347,341  0.85% to 1.25%     1.01%      23.01% to 23.50%
   2004    767,783   9.11 to 11.02        7,158,565  0.85% to 1.25%     0.00%      49.25% to 49.84%
   2003    632,213   6.10 to 7.35         3,999,291  0.85% to 1.25%     0.29%    -17.16% to -16.84%
   2002    739,403   7.37 to 10.01        5,654,737  0.85% to 1.25%     0.28%        9.27% to 9.76%

Equity Income Portfolio (Class 1)
   2006    427,496  12.86 to 12.94        5,499,195  0.85% to 1.25%     1.73%       8.62% to 13.44% (8)
   2005    603,319           11.34        6,841,407           1.25%     1.33%                 5.63%
   2004    792,665           10.73        8,509,172           1.25%     1.53%                19.71%
   2003    758,827            8.97        6,804,963           1.25%     2.03%               -14.39%
   2002    790,453  10.38 to 10.48        8,280,359  0.85% to 1.25%     1.67%      -4.39% to -4.01%

Equity Index Portfolio (Class 1)
   2006  3,059,876           9.71        29,704,711           1.25%     1.60%                 13.47%
   2005  4,114,983           8.56        35,204,686           1.25%     1.10%                  4.45%
   2004  5,140,659           8.19        42,104,093           1.25%     1.01%                 20.56%
   2003  5,344,702           6.79        36,310,699           1.25%     1.07%                -14.70%
   2002  5,913,603   7.20 to 7.97        47,100,945  0.85% to 1.25%     0.81%     -14.14% to -13.81%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At April 30                          For the Year Ended April 30
         -----------------------------------------  ---------------------------------------------
                    Unit Fair Value                 Expense Ratio   Investment     Total Return
                       Lowest to        Net Assets      Lowest        Income        Lowest to
   Year    Units    Highest ($) (6)        ($)      to Highest (1)   Ratio (2)     Highest (3)
   ----  ---------  ---------------     ----------  --------------  ----------  -----------------
Federated American Leaders (Class 1)
   2006  1,671,136  12.09 to 19.24 (7)  21,804,571  0.85% to 1.25%     1.55%      11.45% to 11.90%
   2005  1,522,266  10.81 to 17.26 (7)  18,567,050  0.85% to 1.25%     1.42%        6.00% to 6.43%
   2004  1,306,284  10.15 to 16.29 (7)  15,889,240  0.85% to 1.25%     1.43%      23.31% to 23.81%
   2003  1,047,833   8.16 to 13.21      10,910,210  0.85% to 1.25%     1.16%    -17.15% to -16.81%
   2002    968,846   9.83 to 15.94      12,456,497  0.85% to 1.25%     1.27%      -8.03% to -7.67%

Global Bond Portfolio (Class 1)
   2006    737,348  13.18 to 18.12 (7)  10,985,195  0.85% to 1.25%     3.23%        2.47% to 2.88% (8)
   2005    632,442  12.81 to 17.68 (7)   9,740,574  0.85% to 1.25%     0.00%        4.17% to 4.59%
   2004    577,668  12.25 to 16.98 (7)   9,081,423  0.85% to 1.25%     0.00%        0.75% to 1.16%
   2003    557,751  12.04 to 16.85       9,012,858  0.85% to 1.25%     1.64%        6.63% to 7.06%
   2002    560,409  10.76 to 15.80       8,628,048  0.85% to 1.25%     9.06%        2.24% to 2.69%

Global Equities Portfolio (Class 1)
   2006    703,263   9.91 to 22.43 (7)  11,363,594  0.85% to 1.25%     0.26%      34.21% to 34.75%
   2005    731,337   7.35 to 16.71 (7)   9,402,833  0.85% to 1.25%     0.32%        5.56% to 5.98% (8)
   2004    919,029   6.94 to 15.83 (7)  11,020,629  0.85% to 1.25%     0.25%      20.36% to 20.84%
   2003  1,037,728   5.71 to 13.16      10,038,817  0.85% to 1.25%     0.00%    -19.14% to -18.82%
   2002  1,238,372   7.05 to 16.27      14,260,497  0.85% to 1.25%     0.10%    -18.59% to -18.26%

Goldman Sachs Research Portfolio (Class 1)
   2006    248,835   7.58 to 7.68        1,909,317  0.85% to 1.10%     0.45%      16.75% to 17.04%
   2005    178,277   6.49 to 6.56        1,168,750  0.85% to 1.10%     0.00%        1.68% to 1.93%
   2004    127,558   6.39 to 6.44          820,456  0.85% to 1.10%     0.00%      22.42% to 22.73%
   2003     86,857   5.22 to 5.24          455,203  0.85% to 1.10%     0.00%    -14.09% to -13.87%
   2002     87,811   6.07 to 6.09          534,501  0.85% to 1.10%     0.00%    -30.33% to -30.14%

Growth-Income Portfolio (Class 1)
   2006  2,508,957   9.99 to 31.22 (7)  51,800,247  0.85% to 1.25%     0.56%      16.84% to 17.30%
   2005  3,029,829   8.51 to 26.72 (7)  56,491,767  0.85% to 1.25%     0.72%        1.56% to 1.97%
   2004  3,720,474   8.35 to 26.31 (7)  68,815,280  0.85% to 1.25%     0.93%      19.14% to 19.62%
   2003  4,056,149   6.41 to 22.09      61,581,722  0.85% to 1.25%     0.96%    -14.11% to -13.76%
   2002  4,836,055   7.43 to 25.71      81,959,764  0.85% to 1.25%     0.78%    -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
   2006    183,198    6.01 to 6.28       1,104,632  0.85% to 1.10%     0.00%      36.75% to 37.11%
   2005     65,458    4.38 to 4.60         287,334  0.85% to 1.10%     0.00%      -0.83% to -0.59%
   2004     58,482    4.41 to 4.63         258,640  0.85% to 1.10%     0.00%      20.89% to 21.23%
   2003     48,330    3.64 to 3.83         175,830  0.85% to 1.10%     0.00%    -27.41% to -26.86%
   2002     75,698    5.01 to 5.24         379,270  0.85% to 1.10%     0.01%     -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
   2006  1,158,420  14.36 to 19.92 (7)  17,292,845  0.85% to 1.25%     9.75%      15.09% to 15.55% (8)
   2005  1,106,694  12.02 to 17.31 (7)  14,737,078  0.85% to 1.25%     8.64%      12.08% to 12.53% (8)
   2004    974,758  10.68 to 15.44 (7)  12,031,008  0.85% to 1.25%     6.43%      18.15% to 18.62%
   2003    638,229   8.97 to 13.07       7,178,636  0.85% to 1.25%    14.87%        2.57% to 2.98%
   2002    556,317   8.73 to 12.74       6,337,878  0.85% to 1.25%    13.39%      -6.34% to -5.95%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                           For the Year Ended April 30
         ------------------------------------------  ----------------------------------------------
                      Unit Fair Value                 Expense Ratio  Investment     Total Return
                        Lowest to        Net Assets     Lowest         Income        Lowest to
   Year     Units     Highest ($) (6)       ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  -----------------  -----------  --------------  ----------  ------------------
International Diversified Equities Portfolio (Class 1)
   2006     749,276  13.93 to 14.80 (7)   8,378,646  0.85% to 1.25%     1.44%       33.28% to 33.81% (8)
   2005     649,657  10.45 to 11.07 (7)   5,681,049  0.85% to 1.25%     2.04%     7.55%(9) to 10.90% (8)
   2004     661,289    6.16 to 9.42 (7)   5,345,355  0.85% to 1.25%     4.03%       32.11% to 32.64%
   2003     584,446    4.62 to 7.13       3,655,991  0.85% to 1.25%     0.00%     -30.32% to -30.04%
   2002     616,557   6.61 to 10.24       5,524,611  0.85% to 1.25%     0.00%     -16.98% to -16.64%

International Growth and Income Portfolio (Class 1)
   2006   1,624,150  13.87 to 17.68 (7)  24,427,654  0.85% to 1.25%     0.81%       34.94% to 35.48%
   2005   1,461,032  10.24 to 13.10 (7)  16,531,318  0.85% to 1.25%     1.18%       12.29% to 12.74% (8)
   2004   1,368,132   9.08 to 11.67 (7)  13,930,099  0.85% to 1.25%     1.31%       36.02% to 36.57%
   2003   1,447,371    5.97 to 8.58      10,734,722  0.85% to 1.25%     0.61%     -22.08% to -21.76%
   2002   1,529,262   7.63 to 11.01      14,502,139  0.85% to 1.25%     0.31%     -12.90% to -12.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
   2006     651,510     10.18 to 10.31    6,711,198  0.85% to 1.10%     0.76%       16.12% to 16.41%
   2005     734,202       8.77 to 8.86    6,498,005  0.85% to 1.10%     0.81%         8.60% to 8.88%
   2004     896,493       8.07 to 8.14    7,288,167  0.85% to 1.10%     0.80%       15.30% to 15.59%
   2003     992,326       7.00 to 7.04    6,981,443  0.85% to 1.10%     0.91%     -14.63% to -14.42%
   2002   1,038,423       8.20 to 8.22    8,539,104  0.85% to 1.10%     0.59%     -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
   2006     462,785       9.15 to 9.27    4,286,330  0.85% to 1.10%     0.00%       21.60% to 21.90%
   2005     464,234       7.53 to 7.60    3,527,481  0.85% to 1.10%     0.00%       -3.17% to -2.93%
   2004     476,821       7.77 to 7.83    3,733,305  0.85% to 1.10%     0.00%       32.81% to 33.15%
   2003     482,982       5.85 to 5.88    2,840,743  0.85% to 1.10%     0.00%     -29.02% to -28.84%
   2002     468,320       8.24 to 8.27    3,871,747  0.85% to 1.10%     0.00%     -37.49% to -37.32%

MFS Total Return Portfolio (Class 1)
   2006  10,086,264     14.70 to 14.90  150,133,917  0.85% to 1.10%     2.06%         7.31% to 7.57%
   2005   6,985,249     13.70 to 13.85   96,653,891  0.85% to 1.10%     0.18%         7.58% to 7.85%
   2004   4,381,942     12.74 to 12.84   56,227,175  0.85% to 1.10%     4.00%       13.47% to 13.75%
   2003   2,609,969     11.23 to 11.29   29,450,456  0.85% to 1.10%     1.79%       -5.04% to -4.80%
   2002   1,469,115     11.82 to 11.86   17,418,122  0.85% to 1.10%     1.59%         0.33% to 0.59%

Putnam Growth: Voyager Portfolio (Class 1)
   2006   2,549,419   7.24 to 19.01 (7)  28,011,037  0.85% to 1.25%     0.61%       15.98% to 16.45%
   2005   2,873,774   6.22 to 16.39 (7)  29,214,010  0.85% to 1.25%     0.13%       -2.23% to -1.84% (8)
   2004   2,575,127   6.33 to 16.77 (7)  31,102,195  0.85% to 1.25%     0.25%       15.09% to 15.56%
   2003   2,441,491   5.05 to 14.57      27,931,800  0.85% to 1.25%     0.20%     -16.94% to -16.60%
   2002   2,811,912   6.06 to 17.54      38,564,294  0.85% to 1.25%     0.00%     -21.93% to -21.61%

Real Estate Portfolio (Class 1)
   2006     561,998     26.91 to 31.92   16,598,621  0.85% to 1.25%     1.81%       29.08% to 29.59%
   2005     491,780     20.85 to 24.63   10,901,751  0.85% to 1.25%     2.52%       31.30% to 31.83% (8)
   2004     455,290     15.88 to 18.68    7,548,327  0.85% to 1.25%     2.34%       25.05% to 25.56% (8)
   2003     414,863     12.70 to 14.88    5,468,503  0.85% to 1.25%     2.55%         3.52% to 3.94%
   2002     340,849     12.27 to 14.32    4,325,632  0.85% to 1.25%     2.83%       12.98% to 13.44%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                           For the Year Ended April 30
         ------------------------------------------  ----------------------------------------------
                      Unit Fair Value                 Expense Ratio  Investment     Total Return
                        Lowest to        Net Assets     Lowest         Income        Lowest to
   Year     Units     Highest ($) (6)       ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  -----------------  -----------  --------------  ----------  ------------------
Small Company Portfolio (Class 1)
   2006     384,470     19.23 to 27.19   10,450,373  0.85% to 1.25%     6.09%       32.88% to 33.41%
   2005     456,861     14.41 to 20.46    9,345,792  0.85% to 1.25%     0.00%       15.28% to 15.74%
   2004     495,118     12.45 to 17.75    8,786,020  0.85% to 1.25%     0.00%       34.71% to 35.25%
   2003     458,325      9.21 to 13.18    6,037,265  0.85% to 1.25%     0.00%     -20.75% to -20.45%
   2002     459,017     11.57 to 16.63    7,626,802  0.85% to 1.25%     0.00%       14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
   2006   2,737,772   9.10 to 15.66 (7)  39,283,815  0.85% to 1.25%     2.52%         6.73% to 7.15%
   2005   3,519,306   8.49 to 14.67 (7)  48,101,607  0.85% to 1.25%     1.56%         3.02% to 3.44% (8)
   2004   4,282,718   8.21 to 14.24 (7)  57,607,133  0.85% to 1.25%     2.24%        9.90% to 10.35%
   2003   4,597,911   6.43 to 12.96      56,393,035  0.85% to 1.25%     3.07%       -9.38% to -9.02%
   2002   5,247,157   7.06 to 14.30      71,012,625  0.85% to 1.25%     2.20%     -12.80% to -12.45%

Technology Portfolio (Class 1)
   2006     170,038       2.38 to 2.41      409,580  0.85% to 1.10%     0.00%       16.64% to 16.93%
   2005     140,711       2.04 to 2.06      289,994  0.85% to 1.10%     0.00%       -5.35% to -5.11%
   2004     121,974       2.16 to 2.17      264,982  0.85% to 1.10%     0.00%       19.47% to 19.77%
   2003      66,761       1.81 to 1.82      121,123  0.85% to 1.10%     0.00%     -27.75% to -27.59%
   2002      49,194       2.50 to 2.51      123,314  0.85% to 1.10%     0.00%     -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
   2006     247,300   9.56 to 12.98 (7)   3,055,430  0.85% to 1.25%     4.30%       10.50% to 11.25%
   2005     320,859   8.08 to 11.75 (7)   3,606,091  0.85% to 1.25%     4.90%       15.64% to 16.47% (8)
   2004     375,895   7.37 to 10.16 (7)   3,674,204  0.85% to 1.25%     6.05%       14.63% to 15.08% (8)
   2003     423,820    6.02 to 8.86       3,570,779  0.85% to 1.25%    10.91%     -17.74% to -17.41%
   2002     501,860   7.31 to 10.77       5,128,284  0.85% to 1.25%     3.44%     -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
   2006     437,925  13.89 to 20.62 (7)   6,610,256  0.85% to 1.25%     7.77%       10.07% to 10.51%
   2005     353,167  12.57 to 18.74 (7)   5,019,174  0.85% to 1.25%     6.07%         8.28% to 8.72%
   2004     260,053  11.56 to 17.30 (7)   3,688,752  0.85% to 1.25%     7.56%        9.98% to 10.43%
   2003     185,292  10.42 to 15.73       2,548,697  0.85% to 1.25%    13.83%         7.13% to 7.56%
   2002     166,212   9.71 to 14.68       2,214,342  0.85% to 1.25%    13.23%        -0.40% to 0.00%

Comstock Portfolio (Class II)
   2006  15,477,003     13.21 to 13.36  206,564,506  0.85% to 1.10%     1.49%       11.07% to 11.35%
   2005  10,329,777     11.89 to 12.00  123,820,013  0.85% to 1.10%     1.21%       10.80% to 11.08%
   2004   4,972,603     10.73 to 10.80   53,666,882  0.85% to 1.10%     1.13%       28.12% to 28.44%
   2003   1,877,262       8.38 to 8.41   15,778,868  0.85% to 1.10%     1.27%     -16.36% to -16.15%
   2002     489,178     10.02 to 10.03    4,904,860  0.85% to 1.10%     0.66%      0.17%(4) to 0.27% (4)

Emerging Growth Portfolio (Class II)
   2006     897,690     10.29 to 10.37    9,304,238  0.85% to 1.10%     0.00%       20.26% to 20.56%
   2005     820,359       8.56 to 8.60    7,054,221  0.85% to 1.10%     0.01%         0.80% to 1.05%
   2004     644,101       8.49 to 8.51    5,481,963  0.85% to 1.10%     0.00%       15.82% to 16.11%
   2003     261,331               7.33    1,916,147  0.85% to 1.10%     0.00%     -22.60% to -22.40%
   2002      65,032       9.45 to 9.47      614,792  0.85% to 1.10%     0.07%    -5.51%(4) to -5.29% (4)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                      Unit Fair Value                Expense Ratio  Investment     Total Return
                         Lowest to      Net Assets      Lowest        Income        Lowest to
   Year     Units     Highest ($) (6)      ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  ----------------  -----------  --------------  ----------  -------------------
Growth and Income Portfolio (Class II)
   2006  11,082,648    14.47 to 14.66  162,309,479  0.85% to 1.10%     1.16%        15.84% to 16.13%
   2005   7,005,529    12.49 to 12.62   88,359,318  0.85% to 1.10%     1.12%        11.56% to 11.84%
   2004   3,280,374    11.20 to 11.29   36,998,962  0.85% to 1.10%     1.11%        24.39% to 24.70%
   2003   1,101,314      9.00 to 9.05    9,962,263  0.85% to 1.10%     1.13%      -16.45% to -16.24%
   2002     208,564    10.78 to 10.81    2,253,232  0.85% to 1.10%     1.03%      7.76% (4) to 8.07% (4)

Growth and Income Portfolio (Class VC)
   2006  12,021,179    13.03 to 13.16  158,138,427  0.85% to 1.10%     0.99%        15.44% to 15.73%
   2005   8,950,812    11.29 to 11.37  101,751,623  0.85% to 1.10%     0.90%          6.50% to 6.76%
   2004   4,562,992    10.60 to 10.65   48,589,564  0.85% to 1.10%     0.65%        24.13% to 24.44%
   2003   1,144,287      8.54 to 8.56    9,794,470  0.85% to 1.10%     0.67%      -14.60% to -14.39%
   2002          --                --           --             --        --                      --

Mid-Cap Value Portfolio (Class VC)
   2006   9,053,782    14.33 to 14.48  130,969,116  0.85% to 1.10%     0.45%        17.07% to 17.36%
   2005   5,757,573    12.24 to 12.33   70,971,529  0.85% to 1.10%     0.31%        10.71% to 10.99%
   2004   2,598,873    11.06 to 11.11   28,866,718  0.85% to 1.10%     0.50%        32.32% to 32.65%
   2003     667,309      8.36 to 8.38    5,589,117  0.85% to 1.10%     0.65%      -16.42% to -16.22%
   2002          --                --           --             --        --                      --

Asset Allocation Fund (Class 2)
   2006  14,036,387    15.57 to 15.70  220,278,752  0.85% to 1.10%     2.12%        18.81% to 19.11%
   2005  10,281,648    13.11 to 13.18  135,479,401  0.85% to 1.10%     1.95%          5.72% to 5.99%
   2004   4,799,401    12.40 to 12.44   59,677,489  0.85% to 1.10%     2.07%        15.28% to 15.56%
   2003     853,127    10.75 to 10.76    9,181,839  0.85% to 1.10%     1.53%      7.55% (5) to 7.63% (5)
   2002          --                --           --             --        --                      --

Global Growth Fund (Class 2)
   2006   8,283,239    20.45 to 20.62  170,740,819  0.85% to 1.10%     0.50%        29.43% to 29.75%
   2005   4,950,458    15.80 to 15.89   78,648,361  0.85% to 1.10%     0.26%          6.89% to 7.16%
   2004   1,806,379    14.78 to 14.83   26,782,854  0.85% to 1.10%     0.11%        31.24% to 31.56%
   2003     180,601    11.26 to 11.27    2,036,008  0.85% to 1.10%     0.00%    12.64% (5) to 12.74% (5)
   2002          --                --           --             --        --                      --

Growth Fund (Class 2)
   2006  10,582,406    19.90 to 20.07  212,253,365  0.85% to 1.10%     0.63%        26.41% to 26.72%
   2005   7,551,610    15.74 to 15.84  119,536,271  0.85% to 1.10%     0.17%          5.31% to 5.57%
   2004   3,515,459    14.95 to 15.00   52,716,825  0.85% to 1.10%     0.10%        27.20% to 27.51%
   2003     503,213    11.75 to 11.77    5,920,073  0.85% to 1.10%     0.02%    17.53% (5) to 17.66% (5)
   2002          --                --           --             --        --                      --

Growth - Income Fund (Class 2)
   2006  19,874,104    17.13 to 17.29  343,442,627  0.85% to 1.10%     1.28%        15.53% to 15.81%
   2005  14,472,601    14.83 to 14.93  215,972,523  0.85% to 1.10%     0.88%          3.51% to 3.77%
   2004   6,825,246    14.32 to 14.39   98,164,575  0.85% to 1.10%     0.87%        26.01% to 26.33%
   2003   1,076,060    11.37 to 11.39   12,254,361  0.85% to 1.10%     0.65%    13.68% (5) to 13.90% (5)
   2002          --                --           --             --        --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

     (1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

     (2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts:
          An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

     (4)  For the period from October 15, 2001 (inception) to April 30, 2002.

     (5)  For the period from September 30, 2002 (inception) to April 30, 2003.

     (6) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

     (7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

     (8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

     (9)  For the period from October 4, 2004 (inception) to April 30, 2005.

                          PART C -- OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



(a) Financial Statements



Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are incorporated by reference to Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, File Nos. 333-08859 and 811-07727, filed on May 1, 2006, Accession No. 0000950129-06-004661.



Financial statements of Variable Annuity Account Seven at April 30, 2006, and for each of the two years in the period ended April 30, 2006 are included herein.



The statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are also incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727, filed on July 27, 2006, Accession No. 0000950134-06-014060.


(b)  Exhibits


(1)   Resolutions Establishing Separate Account........................  *
(2)   Custody Agreements...............................................  **
(3)   (a)  Form of Distribution Contract...............................  ***
      (b)  Form of Selling Agreement...................................  ***
(4)   (a)  Polaris II A-Class/ Polaris II Asset Manager
           (1) Group Annuity Certificate...............................  ****
           (2) Individual Annuity Contract.............................  ****
           (3) Group Annuity Certificate Endorsement...................  +
           (4) Individual Annuity Contract Endorsement.................  +
           (5) Death Benefit Endorsement...............................  +++
      (b)  Polaris II A-Class Platinum Series
           (1) Annuity Contract........................................  ++++++
           (2) Return of Purchase Payment Death Benefit Endorsement....  ++++++
           (3) Purchase Payment Accumulation Death Benefit
           Endorsement.................................................  ++++++
           (4) Maximum Anniversary Value Death Benefit Endorsement.....  ++++++
           (5) Rights of Accumulation Endorsement......................  ++++++
           (6) Letter of Intent Endorsement............................  ++++++
           (7) Guaranteed Minimum Withdrawal Benefit Endorsement.......  ++++++
(5)   Application for Contract.........................................  ***
      (a)  Polaris II A-Class/Polaris II Asset Manager
           (1) Participant Enrollment Form.............................  ***
           (2) Deferred Annuity Application............................  ***
      (b)  Polaris II A-Class Platinum Series
           (1) Deferred Annuity Application............................
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of Depositor
           dated December 19, 2001.....................................  +
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  ++
      (c)  Amended and Restated By-Laws of Depositor dated December 19,
           2001........................................................  +
(7)   Reinsurance Contract.............................................  **
(8)   Material Contracts...............................................  ***
      (a)  Anchor Series Trust Fund Participation Agreement............  ***
      (b)  SunAmerica Series Trust Fund Participation Agreement........  ***
      (c)  American Funds Form of Fund Participation Agreement.........  *****
      (d)  Lord Abbett Form of Fund Participation Agreement............  ******
      (e)  Van Kampen Form of Fund Participation Agreement.............  *******
(9)   (a)  Opinion of Counsel and Consent of Depositor.................  ****
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................  +++++

(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  **
(12)  Initial Capitalization Agreement.................................  **
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company, the Depositor of Registrant.........  #
      (b)  Power of Attorney
           (1) AIG SunAmerica Life Assurance Company...................  #
           (2) American Home Assurance Company.........................  ##
      (c)  Support Agreement of American International Group, Inc. ....  ++++
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................  ++++


---------------

* Incorporated by reference to Initial Registration Statement, File Nos. 333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

**      Not Applicable

*** Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03589, filed on April 18, 1997, Accession No.
        0000950148-97-000989.

**** Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 2, File Nos. 333-65965 and 811-09003, filed on August 27, 1999,
        Accession No. 0000950148-99-001968.

***** Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession No. 0000950148-99-002190.

****** Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002,
        Accession No. 0000898430-02-003844.

******* Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment
        No. 2, File Nos. 333-66114 and 811-03589, filed on October 25, 2001,
        Accession No. 0000950148-01-502065.

+ Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 4, File Nos. 333-65965 and 811-09003, filed on December 15, 1999, Accession No. 0000950148-99-002696.

+ Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 15, File Nos. 333-65965 and 811-09003, filed on April 9, 2002, Accession No. 0000950148-02-000961.

++ Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 333-88642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.

+++ Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 19, File Nos. 333-65965 and 811-09003, filed on April 16, 2004, Accession No. 0000950148-04-000753.

++++ Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008801.

+++++ Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 00009501134-05-019473.


++++++ Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.



# Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 14, File Nos. 333-92396 and 811-07727, filed on May 1, 2006, Accession No. 0000950148-06-000036.



## Incorporated by reference to Post-Effective Amendment No. 23 and Amendment No. 24, File Nos. 033-86642 and 811-08874, filed on June 23, 2006, Accession No. 0000950129-06-006598.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
Marc H. Gamsin                              Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Gregory M. Outcalt                          Senior Vice President
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Timothy W. Still(1)                         Senior Vice President
Gavin D. Friedman                           Vice President
Mallary L. Reznik                           Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President
Edward T. Texeria(1)                        Vice President
Rodney A. Haviland(1)                       Vice President
Virginia N. Puzon                           Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K/A, SEC file number 001-08787, Accession Number 0000950123-06-007835 filed June 19, 2006.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of June 30, 2006, the number of Polaris II A-Class Platinum Series, Polaris II A-Class and Polaris II Asset Manager contracts funded by Variable Annuity Account Seven was 28,980 of which 8,056 were qualified contracts and 20,924 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President, Chief Financial Officer & Controller
    John T. Genoy         Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
------------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused these Post-Effective Amendments No. 27 and Amendment No. 29 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 31st day of July, 2006.

                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY

                                        By:       /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                        By: AIG SUNAMERICA LIFE ASSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:       /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                          TITLE                             DATE
                    ---------                                          -----                             ----

*JAY S. WINTROB                                         Chief Executive Officer, & Director         July 31, 2006
------------------------------------------------           (Principal Executive Officer)
JAY S. WINTROB


*MARC H. GAMSIN                                                      Director                       July 31, 2006
------------------------------------------------
MARC H. GAMSIN


*N. SCOTT GILLIS                                              Senior Vice President,                July 31, 2006
------------------------------------------------        Chief Financial Officer & Director
N. SCOTT GILLIS                                            (Principal Financial Officer)


*JANA W. GREER                                                       Director                       July 31, 2006
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                Director                       July 31, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                     Senior Vice President & Controller          July 31, 2006
------------------------------------------------          (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                            Attorney-in-Fact                   July 31, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 31st day of July, 2006.


                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:     /s/ ROBERT S. SCHIMEK
                                         ---------------------------------------
                                            ROBERT S. SCHIMEK,
                                            SENIOR VICE PRESIDENT AND TREASURER



M. BERNARD AIDINOFF*                                                 Director                       July 31, 2006
------------------------------------------------
M. BERNARD AIDINOFF


JOHN QUINLAN DOYLE*                                           Director and President                July 31, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


NEIL ANTHONY FAULKNER*                                               Director                       July 31, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


DAVID NEIL FIELDS*                                                   Director                       July 31, 2006
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                             Director                       July 31, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                     Director                       July 31, 2006
------------------------------------------------
CHARLES DANGELO


DAVID LAWRENCE HERZOG*                                               Director                       July 31, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                                 Director                       July 31, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


KRISTIAN PHILIP MOOR*                                          Director and Chairman                July 31, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


WIN JAY NEUGER*                                                      Director                       July 31, 2006
------------------------------------------------
WIN JAY NEUGER


ROBERT S. SCHIMEK*                                                   Director,                      July 31, 2006
------------------------------------------------        Senior Vice President and Treasurer
ROBERT S. SCHIMEK


NICHOLAS SHAW TYLER*                                                 Director                       July 31, 2006
------------------------------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                                              Director                       July 31, 2006
------------------------------------------------
NICHOLAS CHARLES WALSH


By:     /s/ ROBERT S. SCHIMEK                                    Attorney-in-Fact                   July 31, 2006
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(10)           Consent of Independent Registered Public Accounting Firm